UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23504

AIM ETF PRODUCTS TRUST

On behalf of the following series:

AllianzIM U.S. Large Cap Buffer10 Jan ETF (Ticker: JANT)

AllianzIM U.S. Large Cap Buffer20 Jan ETF (Ticker: JANW)

AllianzIM U.S. Large Cap Buffer10 Feb ETF (Ticker: FEBT)

AllianzIM U.S. Large Cap Buffer20 Feb ETF (Ticker: FEBW)

AllianzIM U.S. Large Cap Buffer10 Mar ETF (Ticker: MART)

AllianzIM U.S. Large Cap Buffer20 Mar ETF (Ticker: MARW)

AllianzIM U.S. Large Cap Buffer10 Apr ETF (Ticker: APRT)

AllianzIM U.S Equity Buffer15 Uncapped Apr ETF (Ticker: ARLU)

AllianzIM U.S. Large Cap Buffer20 Apr ETF (Ticker: APRW)

AllianzIM U.S. Large Cap Buffer10 May ETF (Ticker: MAYT)

AllianzIM U.S. Equity Buffer15 Uncapped May ETF (Ticker: MAYU)

AllianzIM U.S. Large Cap Buffer20 May ETF (Ticker: MAYW)

AllianzIM U.S. Large Cap Buffer10 Jun ETF (Ticker: JUNT)

AllianzIM U.S. Large Cap Buffer20 Jun ETF (Ticker: JUNW)

AllianzIM U.S. Large Cap Buffer10 Jul ETF (Ticker: JULT)

AllianzIM U.S. Large Cap Buffer20 Jul ETF (Ticker: JULW)

AllianzIM U.S. Large Cap Buffer10 Aug ETF (Ticker: AUGT)

AllianzIM U.S. Large Cap Buffer20 Aug ETF (Ticker: AUGW)

AllianzIM U.S. Large Cap Buffer10 Sep ETF (Ticker: SEPT)

AllianzIM U.S. Large Cap Buffer20 Sep ETF (Ticker: SEPW)

AllianzIM U.S. Large Cap Buffer10 Oct ETF (Ticker: OCTT)

AllianzIM U.S. Large Cap Buffer20 Oct ETF (Ticker: OCTW)

AllianzIM U.S. Large Cap Buffer10 Nov ETF (Ticker: NVBT)

AllianzIM U.S. Large Cap Buffer20 Nov ETF (Ticker: NVBW)

AllianzIM U.S. Large Cap Buffer10 Dec ETF (Ticker: DECT)

AllianzIM U.S. Large Cap Buffer20 Dec ETF (Ticker: DECW)

AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF (Ticker: SIXJ)

AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF (Ticker: SIXF)

AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF (Ticker: SIXP)

AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF (Ticker: SIXO)

AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF (Ticker: SIXJ)

AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF (Ticker: FLJJ)

AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF (Ticker: FLAO)

(Exact name of registrant as specified in charter)

5701 GOLDEN HILLS DRIVE, MINNEAPOLIS, MN 55416-1297

(Address of principal executive offices) (Zip Code)

Amanda Farren, Chief Legal Officer 5701 Golden Hills Drive Minneapolis, MN 55416-1297

(Name and address of agent for service)

Registrant’s telephone number, including area code: (763) 765-7453

Date of fiscal year end: October 31, 2024

Date of reporting period: April 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Allianz Investment Management LLC

AIM ETF PRODUCTS TRUST

Semiannual Report

April 30, 2024 (unaudited)

AllianzIM U.S. Large Cap Buffer10 Jan ETF | JANT | NYSE Arca

AllianzIM U.S. Large Cap Buffer20 Jan ETF | JANW | NYSE Arca

AllianzIM U.S. Large Cap Buffer10 Feb ETF | FEBT | NYSE Arca

AllianzIM U.S. Large Cap Buffer20 Feb ETF | FEBW | NYSE Arca

AllianzIM U.S. Large Cap Buffer10 Mar ETF | MART | NYSE Arca

AllianzIM U.S. Large Cap Buffer20 Mar ETF | MARW | NYSE Arca

AllianzIM U.S. Large Cap Buffer10 Apr ETF | APRT | NYSE Arca

AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF | ARLU | Cboe BZX

AllianzIM U.S. Large Cap Buffer20 Apr ETF | APRW | NYSE Arca

AllianzIM U.S. Large Cap Buffer10 May ETF | MAYT | NYSE Arca

AllianzIM U.S. Equity Buffer15 Uncapped May ETF | MAYU | Cboe BZX

AllianzIM U.S. Large Cap Buffer20 May ETF | MAYW | NYSE Arca

AllianzIM U.S. Large Cap Buffer10 Jun ETF | JUNT | NYSE Arca

AllianzIM U.S. Large Cap Buffer20 Jun ETF | JUNW | NYSE Arca

AllianzIM U.S. Large Cap Buffer10 Jul ETF | JULT | NYSE Arca

AllianzIM U.S. Large Cap Buffer20 Jul ETF | JULW | NYSE Arca

AllianzIM U.S. Large Cap Buffer10 Aug ETF | AUGT | NYSE Arca

AllianzIM U.S. Large Cap Buffer20 Aug ETF | AUGW | NYSE Arca

AllianzIM U.S. Large Cap Buffer10 Sep ETF | SEPT | NYSE Arca

AllianzIM U.S. Large Cap Buffer20 Sep ETF | SEPW | NYSE Arca

AllianzIM U.S. Large Cap Buffer10 Oct ETF | OCTT | NYSE Arca

AllianzIM U.S. Large Cap Buffer20 Oct ETF | OCTW | NYSE Arca

AllianzIM U.S. Large Cap Buffer10 Nov ETF | NVBT | NYSE Arca

AllianzIM U.S. Large Cap Buffer20 Nov ETF | NVBW | NYSE Arca

AllianzIM U.S. Large Cap Buffer10 Dec ETF | DECT | NYSE Arca

AllianzIM U.S. Large Cap Buffer20 Dec ETF | DECW | NYSE Arca

AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF | SIXJ | NYSE Arca

AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF | SIXF | NYSE Arca

AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF | SIXP | NYSE Arca

AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF | SIXO | NYSE Arca

AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF | SIXZ | NYSE Arca

AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF | FLJJ | NYSE Arca

AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF | FLAO | NYSE Arca

Want to know more?

→	www.allianzIMetfs.com
→	1-877-429-3837

ETF-151 (R-4/2024)

TABLE OF CONTENTS

AIM ETF PRODUCTS TRUST

Letter from the President (unaudited)

Dear Shareholders,

Thank you for being an investor in AllianzIM Exchange-Traded Funds (“ETFs”). As part of one of the largest asset management and diversified insurance companies in the world, Allianz Investment Management LLC (“AllianzIM”) specializes in the development and execution of innovative risk management strategies. AllianzIM ETFs (the “Funds”) offers 33 funds, which provide a variety of downside risk mitigation solutions. Our Buffer10 and Buffer20 series seeks to protect against the first 10% and 20% of market losses (as represented by the SPDR® S&P 500® ETF Trust) and offers upside potential by tracking market returns up to a stated cap over a one-year or six-month period. Over the last six months, we have expanded our platform with two new solutions. The first is the Buffer15 Uncapped series, which seeks to provide a buffer on the first 15% of market losses and offers upside potential by tracking market returns, without a cap, in excess of a stated threshold in positive market environments over a one-year period. The second is the 6 Month Floor5, which seeks to limit losses to the first 5% of market losses with upside returns to a stated cap over a six-month period.

This semiannual report covers the six-month reporting period ended April 30, 2024. For the last six months, equities, as measured by the S&P 500® Price Return Index1, gained 20.07%, while fixed income, as measured by the Bloomberg U.S. Aggregate Bond Index2, increased 4.97%. Federal Reserve (the “Fed”) policy has remained in the forefront over the past six months as the peak-policy signal from the Federal Open Market Committee (FOMC) meeting last December has equity investors eagerly awaiting the first drop in rates from the Fed since the pandemic. The dovish shift from the Fed was not the only tailwind for investors as the U.S. economy proved to be more durable despite the high- rate environment. In turn, this led to an up-tick of monthly inflation data that was supported by a robust labor market and wage growth that continues to be above inflation. As we entered 2024, the U.S. economy was showing signs of slowing down, with weaker economic data from the previous quarter supporting this narrative. We believe this furthered the idea that the Fed could commence a rate cutting campaign, considering the progress made on inflation and the evidence of a slowing economy. However, we did not agree with the market’s initial interpretation of five to six rate cuts in 2024, and instead, we expect three rate cuts for the rest of the year in our 2024 outlook. The Fed clearly recognizes progress toward the inflation goal has slowed with recent monthly inflation data coming in higher than they would have wanted to see and ultimately the strength of the economy ended up eclipsing any plans of significant rate cuts from the Fed.

Despite the higher-for-longer theme coming from the Fed, the U.S. economy proved to be resilient across both hard and soft economic data categories, with five out of six major economic categories showing positive upside surprises relative to expectations. The tailwinds from the resilient economy, combined with upbeat expectations around technology companies pushing the boundaries in artificial intelligence, cloud computing, and advanced hardware and software, led the S&P 500® Index to a new all-time high. However, given the contribution of the most-valuable technology companies, we remain concerned about the level of concentration risk the group poses to the overall S&P 500® Index. Looking ahead, we believe the direction of the equity market hangs in the balance of earnings living up to expectations that the market has built in, while the direction of bonds leans more bearish due to the stickiness of inflation and uncertainty surrounding Fed policy.

Heading into calendar year 2024, the Allianz Life Insurance Company of North America (“Allianz Life”) Q4 2023 Quarterly Market Perceptions Study3 noted that half of Americans (51%) are keeping more money in cash than they think they should because they are worried about a recession. The survey noted that just 47% of Americans say they think the economy will improve in 2024, which is trending down from prior years’ survey results. In addition, three in four Americans (74%) say they think the market will be very volatile in 2024. We believe investment solutions designed to offer built-in risk mitigation with upside potential can keep investors in the market and enable investors a way to navigate potential market uncertainties.

For more information regarding the Funds, please contact your investment professional or call 877-4AZ-ETFS. Furthermore, please visit our website at www.allianzIMetfs.com to learn more about the Funds.

Sincerely,

Brian J. Muench, CFA®

President

AIM ETF Products Trust

Allianz Investment Management LLC is a registered investment adviser and a wholly owned subsidiary of Allianz Life Insurance Company of North America.

[1]	The S&P 500 Price® Return Index is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general.
[2]	The Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, fixed-rate agency MBS, ABS, and CMBS (agency and non-agency).
[3]	Allianz Life conducted an online survey, the 2023 Q4 Quarterly Market Perceptions Study in November 2023 with a nationally representative sample of 1,005 Respondents age 18+.
1

AIM ETF PRODUCTS TRUST

Letter from the President (unaudited) (continued)

The views expressed above reflect the views of Allianz Investment Management LLC as of May 2024. These views may change as the market or conditions change. This report is not intended to be used to provide financial advice and does not address or account for an individual’s circumstances. Past performance does not guarantee future results and no forecast should be considered a guarantee either.

Must be preceded or accompanied by a prospectus.

Investment involves risk, including possible loss of principal. There is no guarantee the funds will achieve their investment objectives and may not be suitable for all investors.

Investors may lose their entire investment, regardless of when they purchase shares, and even if they hold shares for an entire outcome period. Full extent of caps, thresholds, floors, and buffers only apply if held for stated outcome period and are not guaranteed. The cap or threshold may increase or decrease and may vary significantly after the end of the outcome period. An investor who purchases Fund Shares after the outcome period has begun or sells Fund Shares prior to the end of the outcome period may experience results that are very different from the investment objective sought by the Fund for that outcome period. There is no guarantee that the cap or threshold will remain the same after the end of the outcome period.

The Buffered, Floor, and Uncapped ETFs’ investment strategies are different from more typical investment products, and the Funds may be unsuitable for some investors. It is important that investors understand the investment strategy before making an investment. For more information regarding whether an investment in the Funds is right for you, please see the prospectus including “Investor Considerations.”

Distributed by Foreside Fund Services, LLC. Foreside Fund Services, LLC is not affiliated with Allianz Investment Management LLC or Allianz Life Insurance Company of North America.

2

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP BUFFER10 JAN ETF

Fund Performance Overview (unaudited)

The following graphs depict the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap Buffer10 Jan ETF (“JANT”) at net asset value (“NAV”) and market price as compared to the S&P 500 Price Return IndexSM(1) from the Fund’s inception date (December 31, 2020*) to April 30, 2024.

AllianzIM U.S. Large Cap Buffer10 Jan ETF Growth of a Hypothetical $10,000 Investment at April 30, 2024

AllianzIM U.S. Large Cap Buffer10 Jan ETF (NAV) ($12,939) AllianzIM U.S. Large Cap Buffer10 Jan ETF (Market) ($12,950) S&P 500 Price Return IndexSM ($13,407)

$14,000
$13,000
$12,000
$11,000
$10,000
$13,407
$12,950
$12,939
12/31/2020
04/30/2021
10/31/2021
04/30/2022
10/31/2022
04/30/2023
10/31/2023
04/30/2024
NAV
Market Value
S&P 500 Price Index

Average Annual Return as of April 30, 2024
	One Year	Since Inception (December 31, 2020)*
AllianzIM U.S. Large Cap Buffer10 Jan ETF (NAV)	18.55%	8.04%
AllianzIM U.S. Large Cap Buffer10 Jan ETF (Market Price)	18.88%	8.07%
S&P 500 Price Return IndexSM	20.78%	9.20%
(1)	The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general.

*	The inception date is December 31, 2020. Shares of JANT were listed on the NYSE Arca, Inc. on January 4, 2021.

The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.allianzIMetfs.com, or by calling 877-429-3837 (877-4AZ-ETFS).

NAV returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.

One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.74%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

3

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP BUFFER20 JAN ETF

Fund Performance Overview (unaudited)

The following graphs depict the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap Buffer20 Jan ETF (“JANW”) at net asset value (“NAV”) and market price as compared to the S&P 500 Price Return IndexSM(1) from the Fund’s inception date (December 31, 2020*) to April 30, 2024.

AllianzIM U.S. Large Cap Buffer20 Jan ETF Growth of a Hypothetical $10,000 Investment at April 30, 2024

AllianzIM U.S. Large Cap Buffer20 Jan ETF (NAV) ($12,456) AllianzIM U.S. Large Cap Buffer20 Jan ETF (Market) ($12,456) S&P 500 Price Return IndexSM ($13,407)

$14,000
$13,000
$12,000
$11,000
$10,000
$13,407
$12,456
$12,456
12/31/2020
04/30/2021
10/31/2021
04/30/2022
10/31/2022
04/30/2023
10/31/2023
04/30/2024
NAV
Market Value
S&P 500 Price Index

Average Annual Return as of April 30, 2024
	One Year	Since Inception (December 31, 2020)*
AllianzIM U.S. Large Cap Buffer20 Jan ETF (NAV)	11.61%	6.82%
AllianzIM U.S. Large Cap Buffer20 Jan ETF (Market Price)	11.83%	6.82%
S&P 500 Price Return IndexSM	20.78%	9.20%

(1)	The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general.

*	The inception date is December 31, 2020. Shares of JANW were listed on the NYSE Arca, Inc. on January 4, 2021.

The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.allianzIMetfs.com, or by calling 877-429-3837 (877-4AZ-ETFS).

NAV returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.

One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.74%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

4

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP BUFFER10 FEB ETF

Fund Performance Overview (unaudited)

The following graph depicts the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap Buffer10 Feb ETF (“FEBT”) at net asset value (“NAV”) and market price as compared to the S&P 500 Price Return IndexSM(1) from the Fund’s inception date (January 31, 2023*) to April 30, 2024.

AllianzIM U.S. Large Cap Buffer10 Feb ETF Growth of a Hypothetical $10,000 Investment at April 30, 2024

AllianzIM U.S. Large Cap Buffer10 Feb ETF (NAV) ($12,147) AllianzIM U.S. Large Cap Buffer10 Feb ETF (Market) ($12,161) S&P 500 Price Return IndexSM ($12,353)

$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
01/31/2023
04/30/2023
10/31/2023
04/30/2024
$12,353
$12,161
$12,147
NAV
Market Value
S&P 500 Price Index

Average Annual Return as of April 30, 2024
	One Year	Since Inception (January 31, 2023)*
AllianzIM U.S. Large Cap Buffer10 Feb ETF (NAV)	18.62%	16.90%
AllianzIM U.S. Large Cap Buffer10 Feb ETF (Market Price)	18.79%	17.01%
S&P 500 Price Return IndexSM	20.78%	18.48%

(1)	The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general.

*	The inception date is January 31, 2023. Shares of FEBT were listed on the NYSE Arca, Inc. on February 1, 2023.

The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.allianzIMetfs.com, or by calling 877-429-3837 (877-4AZ-ETFS).

NAV returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.

One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.74%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

5

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP BUFFER20 FEB ETF

Fund Performance Overview (unaudited)

The following graph depicts the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap Buffer20 Feb ETF (“FEBW”) at net asset value (“NAV”) and market price as compared to the S&P 500 Price Return IndexSM(1) from the Fund’s inception date (January 31, 2023*) to April 30, 2024.

AllianzIM U.S. Large Cap Buffer20 Feb ETF Growth of a Hypothetical $10,000 Investment at April 30, 2024

AllianzIM U.S. Large Cap Buffer20 Feb ETF (NAV) ($11,466) AllianzIM U.S. Large Cap Buffer20 Feb ETF (Market) ($11,463) S&P 500 Price Return IndexSM ($12,353)

$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$12,353
$11,466
$11,463
01/31/2023
04/30/2023
10/31/2023
04/30/2024
NAV
Market Value
S&P 500 Price Index

Average Annual Return as of April 30, 2024
	One Year	Since Inception (January 31, 2023)*
AllianzIM U.S. Large Cap Buffer20 Feb ETF (NAV)	12.36%	11.61%
AllianzIM U.S. Large Cap Buffer20 Feb ETF (Market Price)	12.12%	11.58%
S&P 500 Price Return IndexSM	20.78%	18.48%

(1)	The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general.

*	The inception date is January 31, 2023. Shares of FEBW were listed on the NYSE Arca, Inc. on February 1, 2023.

The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.allianzIMetfs.com, or by calling 877-429-3837 (877-4AZ-ETFS).

NAV returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.

One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.74%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

6

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP BUFFER10 MAR ETF

Fund Performance Overview (unaudited)

The following graph depicts the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap Buffer10 Mar ETF (“MART”) at net asset value (“NAV”) and market price as compared to the S&P 500 Price Return IndexSM(1) from the Fund’s inception date (February 28, 2023*) to April 30, 2024.

AllianzIM U.S. Large Cap Buffer10 Mar ETF Growth of a Hypothetical $10,000 Investment at April 30, 2024

AllianzIM U.S. Large Cap Buffer10 Mar ETF (NAV) ($11,902) AllianzIM U.S. Large Cap Buffer10 Mar ETF (Market) ($11,916) S&P 500 Price Return IndexSM ($12,684)

$13,000
$12,000
$11,000
$10,000
$12,684
$11,916
$11,902
02/28/2023
04/30/2023
10/31/2023
04/30/2024
NAV
Market Value
S&P 500 Price Index

Average Annual Return as of April 30, 2024
	One Year	Since Inception (February 28, 2023)*
AllianzIM U.S. Large Cap Buffer10 Mar ETF (NAV)	14.29%	16.10%
AllianzIM U.S. Large Cap Buffer10 Mar ETF (Market Price)	14.56%	16.21%
S&P 500 Price Return IndexSM	20.78%	22.60%

(1)	The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general.

*	The inception date is February 28, 2023. Shares of MART were listed on the NYSE Arca, Inc. on March 1, 2023.

The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.allianzIMetfs.com, or by calling 877-429-3837 (877-4AZ-ETFS).

NAV returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.

One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.74%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

7

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP BUFFER20 MAR ETF

Fund Performance Overview (unaudited)

The following graph depicts the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap Buffer20 Mar ETF (“MARW”) at net asset value (“NAV”) and market price as compared to the S&P 500 Price Return IndexSM(1) from the Fund’s inception date (February 28, 2023*) to April 30, 2024.

AllianzIM U.S. Large Cap Buffer20 Mar ETF Growth of a Hypothetical $10,000 Investment at April 30, 2024

AllianzIM U.S. Large Cap Buffer20 Mar ETF (NAV) ($11,310) AllianzIM U.S. Large Cap Buffer20 Mar ETF (Market) ($11,316) S&P 500 Price Return IndexSM ($12,684)

$13,000
$12,000
$11,000
$10,000
$12,684
$11,316
$11,310
02/28/2023
04/30/2023
10/31/2023
04/30/2024
NAV
Market Value
S&P 500 Price Index

Average Annual Return as of April 30, 2024
	One Year	Since Inception (February 28, 2023)*
AllianzIM U.S. Large Cap Buffer20 Mar ETF (NAV)	9.73%	11.12%
AllianzIM U.S. Large Cap Buffer20 Mar ETF (Market Price)	9.91%	11.18%
S&P 500 Price Return IndexSM	20.78%	22.60%

(1)	The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general.

*	The inception date is February 28, 2023. Shares of MARW were listed on the NYSE Arca, Inc. on March 1, 2023.

The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.allianzIMetfs.com, or by calling 877-429-3837 (877-4AZ-ETFS).

NAV returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.

One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.74%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

8

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP BUFFER10 APR ETF

Fund Performance Overview (unaudited)

The following graphs depict the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap Buffer10 Apr ETF (“APRT”) at net asset value (“NAV”) and market price as compared to the S&P 500 Price Return IndexSM(1) from the Fund’s inception date (May 28, 2020*) to April 30, 2024.

AllianzIM U.S. Large Cap Buffer10 Apr ETF Growth of a Hypothetical $10,000 Investment at April 30, 2024

AllianzIM U.S. Large Cap Buffer10 Apr ETF (NAV) ($14,222) AllianzIM U.S. Large Cap Buffer10 Apr ETF (Market) ($14,238) S&P 500 Price Return IndexSM ($16,621)

$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$16,621
$14,238
$14,222
05/28/2020
10/31/2020
04/30/2021
10/31/2021
04/30/2022
10/31/2022
04/30/2023
10/31/2023
04/30/2024
NAV
Market Value
S&P 500 Price Index

Average Annual Return as of April 30, 2024
	One Year	Since Inception (May 28, 2020)*
AllianzIM U.S. Large Cap Buffer10 Apr ETF (NAV)	13.52%	9.39%
AllianzIM U.S. Large Cap Buffer10 Apr ETF (Market Price)	13.82%	9.44%
S&P 500 Price Return IndexSM	20.78%	13.83%

(1)	The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general.

*	The inception date is May 28, 2020. Shares of APRT were listed on the NYSE Arca, Inc. on June 1, 2020.

The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.allianzIMetfs.com, or by calling 877-429-3837 (877-4AZ-ETFS).

NAV returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.

One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.74%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

9

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP BUFFER20 APR ETF

Fund Performance Overview (unaudited)

The following graphs depict the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap Buffer20 Apr ETF (“APRW”) at net asset value (“NAV”) and market price as compared to the S&P 500 Price Return IndexSM(1) from the Fund’s inception date (May 28, 2020*) to April 30, 2024.

AllianzIM U.S. Large Cap Buffer20 Apr ETF Growth of a Hypothetical $10,000 Investment at April 30, 2024

AllianzIM U.S. Large Cap Buffer20 Apr ETF (NAV) ($12,212) AllianzIM U.S. Large Cap Buffer20 Apr ETF (Market) ($12,234) S&P 500 Price Return IndexSM ($16,621)

$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$16,621
$12,234
$12,212
05/28/2020
10/31/2020
04/30/2021
10/31/2021
04/30/2022
10/31/2022
04/30/2023
10/31/2023
04/30/2024
NAV
Market Value
S&P 500 Price Index

Average Annual Return as of April 30, 2024
	One Year	Since Inception (May 28, 2020)*
AllianzIM U.S. Large Cap Buffer20 Apr ETF (NAV)	8.91%	5.23%
AllianzIM U.S. Large Cap Buffer20 Apr ETF (Market Price)	9.27%	5.28%
S&P 500 Price Return IndexSM	20.78%	13.83%

(1)	The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general.

*	The inception date is May 28, 2020. Shares of APRW were listed on the NYSE Arca, Inc. on June 1, 2020.

The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.allianzIMetfs.com, or by calling 877-429-3837 (877-4AZ-ETFS).

NAV returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.

One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.74%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

10

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP BUFFER10 MAY ETF

Fund Performance Overview (unaudited)

The following graphs depict the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap Buffer10 May ETF (“MAYT”) at net asset value (“NAV”) and market price as compared to the S&P 500 Price Return IndexSM(1) from the Fund’s inception date (April 28, 2023*) to April 30, 2024.

AllianzIM U.S. Large Cap Buffer10 May ETF Growth of a Hypothetical $10,000 Investment at April 30, 2024

AllianzIM U.S. Large Cap Buffer10 May ETF (NAV) ($11,862) AllianzIM U.S. Large Cap Buffer10 May ETF (Market) ($11,862) S&P 500 Price Return IndexSM ($12,078)

$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$12,078
$11,862
$11,862
04/28/2023
10/31/2023
04/30/2024
NAV
Market Value
S&P 500 Price Index

Average Annual Return as of April 30, 2024
	One Year	Since Inception (April 28, 2023)*
AllianzIM U.S. Large Cap Buffer10 May ETF (NAV)	18.62%	18.51%
AllianzIM U.S. Large Cap Buffer10 May ETF (Market Price)	18.62%	18.51%
S&P 500 Price Return IndexSM	20.78%	20.65%

(1)	The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general.

*	The inception date is April 28, 2023. Shares of MAYT were listed on the NYSE Arca, Inc. on May 1, 2023.

The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.allianzIMetfs.com, or by calling 877-429-3837 (877-4AZ-ETFS).

NAV returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.

One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.74%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

11

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP BUFFER20 MAY ETF

Fund Performance Overview (unaudited)

The following graphs depict the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap Buffer20 May ETF (“MAYW”) at net asset value (“NAV”) and market price as compared to the S&P 500 Price Return IndexSM(1) from the Fund’s inception date (April 28, 2023*) to April 30, 2024.

AllianzIM U.S. Large Cap Buffer20 May ETF Growth of a Hypothetical $10,000 Investment at April 30, 2024

AllianzIM U.S. Large Cap Buffer20 May ETF (NAV) ($11,219) AllianzIM U.S. Large Cap Buffer20 May ETF (Market) ($11,225) S&P 500 Price Return IndexSM ($12,078)

$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$12,078
$11,225
$11,219
04/28/2023
10/31/2023
04/30/2024
NAV
Market Value
S&P 500 Price Index

Average Annual Return as of April 30, 2024
	One Year	Since Inception (April 28, 2023)*
AllianzIM U.S. Large Cap Buffer20 May ETF (NAV)	12.19%	12.12%
AllianzIM U.S. Large Cap Buffer20 May ETF (Market Price)	12.25%	12.18%
S&P 500 Price Return IndexSM	20.78%	20.65%

(1)	The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general.

*	The inception date is April 28, 2023. Shares of MAYW were listed on the NYSE Arca, Inc. on May 1, 2023.

The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.allianzIMetfs.com, or by calling 877-429-3837 (877-4AZ-ETFS).

NAV returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.

One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.74%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

12

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP BUFFER10 JUN ETF

Fund Performance Overview (unaudited)

The following graphs depict the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap Buffer10 Jun ETF (“JUNT”) at net asset value (“NAV”) and market price as compared to the S&P 500 Price Return IndexSM(1) from the Fund’s inception date (May 31, 2023*) to April 30, 2024.

AllianzIM U.S. Large Cap Buffer10 Jun ETF Growth of a Hypothetical $10,000 Investment at April 30, 2024

AllianzIM U.S. Large Cap Buffer10 Jun ETF (NAV) ($11,693) AllianzIM U.S. Large Cap Buffer10 Jun ETF (Market) ($11,702) S&P 500 Price Return IndexSM ($12,048)

$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
05/31/2023
10/31/2023
04/30/2024
$12,048
$11,702
$11,693
NAV
Market Value
S&P 500 Price Index

Average Annual Return as of April 30, 2024
Since Inception (May 31, 2023)*
AllianzIM U.S. Large Cap Buffer10 Jun ETF (NAV)	16.93%
AllianzIM U.S. Large Cap Buffer10 Jun ETF (Market Price)	17.02%
S&P 500 Price Return IndexSM	20.48%

(1)	The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general.

*	The inception date is May 31, 2023. Shares of JUNT were listed on the NYSE Arca, Inc. on June 1, 2023.

The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.allianzIMetfs.com, or by calling 877-429-3837 (877-4AZ-ETFS).

NAV returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.

One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.74%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

13

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP BUFFER20 JUN ETF

Fund Performance Overview (unaudited)

The following graphs depict the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap Buffer20 Jun ETF (“JUNW”) at net asset value (“NAV”) and market price as compared to the S&P 500 Price Return IndexSM(1) from the Fund’s inception date (May 31, 2023*) to April 30, 2024.

AllianzIM U.S. Large Cap Buffer20 Jun ETF Growth of a Hypothetical $10,000 Investment at April 30, 2024

AllianzIM U.S. Large Cap Buffer20 Jun ETF (NAV) ($11,176) AllianzIM U.S. Large Cap Buffer20 Jun ETF (Market) ($11,176) S&P 500 Price Return IndexSM ($12,048)

$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$12,048
$11,176
$11,176
05/31/2023
10/31/2023
04/30/2024
NAV
Market Value
S&P 500 Price Index

Average Annual Return as of April 30, 2024
Since Inception (May 31, 2023)*
AllianzIM U.S. Large Cap Buffer20 Jun ETF (NAV)	11.76%
AllianzIM U.S. Large Cap Buffer20 Jun ETF (Market Price)	11.76%
S&P 500 Price Return IndexSM	20.48%

(1)	The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general.

*	The inception date is May 31, 2023. Shares of JUNW were listed on the NYSE Arca, Inc. on June 1, 2023.

The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.allianzIMetfs.com, or by calling 877-429-3837 (877-4AZ-ETFS).

NAV returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.

One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.74%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

14

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP BUFFER10 JUL ETF

Fund Performance Overview (unaudited)

The following graphs depict the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap Buffer10 Jul ETF (“JULT”) at net asset value (“NAV”) and market price as compared to the S&P 500 Price Return IndexSM(1) from the Fund’s inception date (June 30, 2020*) to April 30, 2024.

AllianzIM U.S. Large Cap Buffer10 Jul ETF Growth of a Hypothetical $10,000 Investment at April 30, 2024

AllianzIM U.S. Large Cap Buffer10 Jul ETF (NAV) ($14,637) AllianzIM U.S. Large Cap Buffer10 Jul ETF (Market) ($14,632) S&P 500 Price Return IndexSM ($16,243)

$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$16,243
$14,637
$14,632
06/30/2020
10/31/2020
04/30/2021
10/31/2021
04/30/2022
10/31/2022
04/30/2023
10/31/2023
04/30/2024
NAV
Market Value
S&P 500 Price Index

Average Annual Return as of April 30, 2024
	One Year	Since Inception (June 30, 2020)*
AllianzIM U.S. Large Cap Buffer10 Jul ETF (NAV)	18.85%	10.45%
AllianzIM U.S. Large Cap Buffer10 Jul ETF (Market Price)	18.95%	10.44%
S&P 500 Price Return IndexSM	20.78%	13.49%

(1)	The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general.

*	The inception date is June 30, 2020. Shares of JULT were listed on the NYSE Arca, Inc. on July 1, 2020.

The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.allianzIMetfs.com, or by calling 877-429-3837 (877-4AZ-ETFS).

NAV returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.

One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.74%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

15

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP BUFFER20 JUL ETF

Fund Performance Overview (unaudited)

The following graphs depict the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap Buffer20 Jul ETF (“JULW”) at net asset value (“NAV”) and market price as compared to the S&P 500 Price Return IndexSM(1) from the Fund’s inception date (June 30, 2020*) to April 30, 2024.

AllianzIM U.S. Large Cap Buffer20 Jul ETF Growth of a Hypothetical $10,000 Investment at April 30, 2024

AllianzIM U.S. Large Cap Buffer20 Jul ETF (NAV) ($13,288) AllianzIM U.S. Large Cap Buffer20 Jul ETF (Market) ($13,282) S&P 500 Price Return IndexSM ($16,243)

$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$16,243
$13,288
$13,282
06/30/2020
10/31/2020
04/30/2021
10/31/2021
04/30/2022
10/31/2022
04/30/2023
10/31/2023
04/30/2024
NAV
Market Value
S&P 500 Price Index

Average Annual Return as of April 30, 2024
	One Year	Since Inception (June 30, 2020)*
AllianzIM U.S. Large Cap Buffer20 Jul ETF (NAV)	13.74%	7.70%
AllianzIM U.S. Large Cap Buffer20 Jul ETF (Market Price)	13.98%	7.68%
S&P 500 Price Return IndexSM	20.78%	13.49%

(1)	The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general.

*	The inception date is June 30, 2020. Shares of JULW were listed on the NYSE Arca, Inc. on July 1, 2020.

The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.allianzIMetfs.com, or by calling 877-429-3837 (877-4AZ-ETFS).

NAV returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.

One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.74%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

16

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP BUFFER10 AUG ETF

Fund Performance Overview (unaudited)

The following graphs depict the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap Buffer10 Aug ETF (“AUGT”) at net asset value (“NAV”) and market price as compared to the S&P 500 Price Return IndexSM(1) from the Fund’s inception date (July 31, 2023*) to April 30, 2024.

AllianzIM U.S. Large Cap Buffer10 Aug ETF Growth of a Hypothetical $10,000 Investment at April 30, 2024

AllianzIM U.S. Large Cap Buffer10 Aug ETF (NAV) ($10,885) AllianzIM U.S. Large Cap Buffer10 Aug ETF (Market) ($10,897) S&P 500 Price Return IndexSM ($10,973)

$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
07/31/2023
10/31/2023
04/30/2024
$10,973
$10,897
$10,885
NAV
Market Value
S&P 500 Price Index

Average Annual Return as of April 30, 2024
Since Inception (July 31, 2023)*
AllianzIM U.S. Large Cap Buffer10 Aug ETF (NAV)	8.85%
AllianzIM U.S. Large Cap Buffer10 Aug ETF (Market Price)	8.97%
S&P 500 Price Return IndexSM	9.73%

(1)	The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general.

*	The inception date is July 31, 2023. Shares of AUGT were listed on the NYSE Arca, Inc. on August 1, 2023.

The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.allianzIMetfs.com, or by calling 877-429-3837 (877-4AZ-ETFS).

NAV returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.

One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.74%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

17

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP BUFFER20 AUG ETF

Fund Performance Overview (unaudited)

The following graphs depict the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap Buffer20 Aug ETF (“AUGW”) at net asset value (“NAV”) and market price as compared to the S&P 500 Price Return IndexSM(1) from the Fund’s inception date (July 31, 2023*) to April 30, 2024.

AllianzIM U.S. Large Cap Buffer20 Aug ETF Growth of a Hypothetical $10,000 Investment at April 30, 2024

AllianzIM U.S. Large Cap Buffer20 Aug ETF (NAV) ($10,745) AllianzIM U.S. Large Cap Buffer20 Aug ETF (Market) ($10,755) S&P 500 Price Return IndexSM ($10,973)

$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
07/31/2023
10/31/2023
04/30/2024
$10,973
$10,755
$10,745
NAV
Market Value
S&P 500 Price Index

Average Annual Return as of April 30, 2024
Since Inception (July 31, 2023)*
AllianzIM U.S. Large Cap Buffer20 Aug ETF (NAV)	7.45%
AllianzIM U.S. Large Cap Buffer20 Aug ETF (Market Price)	7.55%
S&P 500 Price Return IndexSM	9.73%

(1)	The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general.

*	The inception date is July 31, 2023. Shares of AUGW were listed on the NYSE Arca, Inc. on August 1, 2023.

The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.allianzIMetfs.com, or by calling 877-429-3837 (877-4AZ-ETFS).

NAV returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.

One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.74%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

18

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP BUFFER10 SEP ETF

Fund Performance Overview (unaudited)

The following graphs depict the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap Buffer10 Sep ETF (“SEPT”) at net asset value (“NAV”) and market price as compared to the S&P 500 Price Return IndexSM(1) from the Fund’s inception date (August 31, 2023*) to April 30, 2024.

AllianzIM U.S. Large Cap Buffer10 Sep ETF Growth of a Hypothetical $10,000 Investment at April 30, 2024

AllianzIM U.S. Large Cap Buffer10 Sep ETF (NAV) ($11,007) AllianzIM U.S. Large Cap Buffer10 Sep ETF (Market) ($11,013) S&P 500 Price Return IndexSM ($11,171)

$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
$11,171
$11,013
$11,007
08/31/2023
10/31/2023
04/30/2024
NAV
Market Value
S&P 500 Price Index

Average Annual Return as of April 30, 2024
Since Inception (August 31, 2023)*
AllianzIM U.S. Large Cap Buffer10 Sep ETF (NAV)	10.07%
AllianzIM U.S. Large Cap Buffer10 Sep ETF (Market Price)	10.13%
S&P 500 Price Return IndexSM	11.71%

(1)	The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general.

*	The inception date is August 31, 2023. Shares of SEPT were listed on the NYSE Arca, Inc. on September 1, 2023.

The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.allianzIMetfs.com, or by calling 877-429-3837 (877-4AZ-ETFS).

NAV returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.

One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.74%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

19

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP BUFFER20 SEP ETF

Fund Performance Overview (unaudited)

The following graphs depict the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap Buffer20 Sep ETF (“SEPW”) at net asset value (“NAV”) and market price as compared to the S&P 500 Price Return IndexSM(1) from the Fund’s inception date (August 31, 2023*) to April 30, 2024.

AllianzIM U.S. Large Cap Buffer20 Sep ETF Growth of a Hypothetical $10,000 Investment at April 30, 2024

AllianzIM U.S. Large Cap Buffer20 Sep ETF (NAV) ($10,790) AllianzIM U.S. Large Cap Buffer20 Sep ETF (Market) ($10,791) S&P 500 Price Return IndexSM ($11,171)

$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
$11,171
$10,791
$10,790
08/31/2023
10/31/2023
04/30/2024
NAV
Market Value
S&P 500 Price Index

Average Annual Return as of April 30, 2024
Since Inception (August 31, 2023)*
AllianzIM U.S. Large Cap Buffer20 Sep ETF (NAV)	7.90%
AllianzIM U.S. Large Cap Buffer20 Sep ETF (Market Price)	7.91%
S&P 500 Price Return IndexSM	11.71%

(1)	The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general.

*	The inception date is August 31, 2023. Shares of SEPW were listed on the NYSE Arca, Inc. on September 1, 2023.

The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.allianzIMetfs.com, or by calling 877-429-3837 (877-4AZ-ETFS).

NAV returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.

One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.74%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

20

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP BUFFER10 OCT ETF

Fund Performance Overview (unaudited)

The following graphs depict the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap Buffer10 Oct ETF (“OCTT”) at net asset value (“NAV”) and market price as compared to the S&P 500 Price Return IndexSM(1) from the Fund’s inception date (September 30, 2020*) to April 30, 2024.

AllianzIM U.S. Large Cap Buffer10 Oct ETF Growth of a Hypothetical $10,000 Investment at April 30, 2024

AllianzIM U.S. Large Cap Buffer10 Oct ETF (NAV) ($14,231) AllianzIM U.S. Large Cap Buffer10 Oct ETF (Market) ($14,234) S&P 500 Price Return IndexSM ($14,974)

$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$14,974
$14,234
$14,231
09/30/2020
10/31/2020
04/30/2021
10/31/2021
04/30/2022
10/31/2022
04/30/2023
10/31/2023
04/30/2024
NAV
Market Value
S&P 500 Price Index

Average Annual Return as of April 30, 2024
	One Year	Since Inception (September 30, 2020)*
AllianzIM U.S. Large Cap Buffer10 Oct ETF (NAV)	16.49%	10.35%
AllianzIM U.S. Large Cap Buffer10 Oct ETF (Market Price)	16.57%	10.36%
S&P 500 Price Return IndexSM	20.78%	11.93%

(1)	The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general.

*	The inception date is September 30, 2020. Shares of OCTT were listed on the NYSE Arca, Inc. on October 1, 2020.

The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.allianzIMetfs.com, or by calling 877-429-3837 (877-4AZ-ETFS).

NAV returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.

One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.74%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

21

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP BUFFER20 OCT ETF

Fund Performance Overview (unaudited)

The following graphs depict the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap Buffer20 Oct ETF (“OCTW”) at net asset value (“NAV”) and market price as compared to the S&P 500 Price Return IndexSM(1) from the Fund’s inception date (September 30, 2020*) to April 30, 2024.

AllianzIM U.S. Large Cap Buffer20 Oct ETF Growth of a Hypothetical $10,000 Investment at April 30, 2024

AllianzIM U.S. Large Cap Buffer20 Oct ETF (NAV) ($13,516) AllianzIM U.S. Large Cap Buffer20 Oct ETF (Market) ($13,516) S&P 500 Price Return IndexSM ($14,974)

$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$14,974
$13,516
$13,516
09/30/2020
10/31/2020
04/30/2021
10/31/2021
04/30/2022
10/31/2022
04/30/2023
10/31/2023
04/30/2024
NAV
Market Value
S&P 500 Price Index

Average Annual Return as of April 30, 2024
	One Year	Since Inception (September 30, 2020)*
AllianzIM U.S. Large Cap Buffer20 Oct ETF (NAV)	14.56%	8.77%
AllianzIM U.S. Large Cap Buffer20 Oct ETF (Market Price)	14.70%	8.77%
S&P 500 Price Return IndexSM	20.78%	11.93%

(1)	The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general.

*	The inception date is September 30, 2020. Shares of OCTW were listed on the NYSE Arca, Inc. on October 1, 2020.

The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.allianzIMetfs.com, or by calling 877-429-3837 (877-4AZ-ETFS).

NAV returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.

One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.74%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

22

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP BUFFER10 NOV ETF

Fund Performance Overview (unaudited)

The following graphs depict the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap Buffer10 Nov ETF (“NVBT”) at net asset value (“NAV”) and market price as compared to the S&P 500 Price Return IndexSM(1) from the Fund’s inception date (October 31, 2022*) to April 30, 2024.

AllianzIM U.S. Large Cap Buffer10 Nov ETF Growth of a Hypothetical $10,000 Investment at April 30, 2024

AllianzIM U.S. Large Cap Buffer10 Nov ETF (NAV) ($12,106) AllianzIM U.S. Large Cap Buffer10 Nov ETF (Market) ($12,106) S&P 500 Price Return IndexSM ($13,005)

$14,000
$13,000
$12,000
$11,000
$10,000
$13,005
$12,106
$12,106
10/31/2022
04/30/2023
10/31/2023
04/30/2024
NAV
Market Value
S&P 500 Price Index

Average Annual Return as of April 30, 2024
	One Year	Since Inception (October 31, 2022)*
AllianzIM U.S. Large Cap Buffer10 Nov ETF (NAV)	12.46%	13.62%
AllianzIM U.S. Large Cap Buffer10 Nov ETF (Market Price)	12.49%	13.61%
S&P 500 Price Return IndexSM	20.78%	19.19%

(1)	The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general.

*	The inception date is October 31, 2022. Shares of NVBT were listed on the NYSE Arca, Inc. on November 1, 2022.

The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.allianzIMetfs.com, or by calling 877-429-3837 (877-4AZ-ETFS).

NAV returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.

One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.74%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

23

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP BUFFER20 NOV ETF

Fund Performance Overview (unaudited)

The following graphs depict the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap Buffer20 Nov ETF (“NVBW”) at net asset value (“NAV”) and market price as compared to the S&P 500 Price Return IndexSM(1) from the Fund’s inception date (October 31, 2022*) to April 30, 2024.

AllianzIM U.S. Large Cap Buffer20 Nov ETF Growth of a Hypothetical $10,000 Investment at April 30, 2024

AllianzIM U.S. Large Cap Buffer20 Nov ETF (NAV) ($11,688) AllianzIM U.S. Large Cap Buffer20 Nov ETF (Market) ($11,683) S&P 500 Price Return IndexSM ($13,005)

$14,000
$13,000
$12,000
$11,000
$10,000
$13,005
$11,688
$11,683
10/31/2022
04/30/2023
10/31/2023
04/30/2024
NAV
Market Value
S&P 500 Price Index

Average Annual Return as of April 30, 2024
	One Year	Since Inception (October 31, 2022)*
AllianzIM U.S. Large Cap Buffer20 Nov ETF (NAV)	9.41%	10.98%
AllianzIM U.S. Large Cap Buffer20 Nov ETF (Market Price)	9.53%	10.95%
S&P 500 Price Return IndexSM	20.78%	19.19%

(1)	The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general.

*	The inception date is October 31, 2022. Shares of NVBW were listed on the NYSE Arca, Inc. on November 1, 2022.

The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.allianzIMetfs.com, or by calling 877-429-3837 (877-4AZ-ETFS).

NAV returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.

One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.74%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

24

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP BUFFER10 DEC ETF

Fund Performance Overview (unaudited)

The following graphs depict the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap Buffer10 Dec ETF (“DECT”) at net asset value (“NAV”) and market price as compared to the S&P 500 Price Return IndexSM(1) from the Fund’s inception date (November 30, 2022*) to April 30, 2024.

AllianzIM U.S. Large Cap Buffer10 Dec ETF Growth of a Hypothetical $10,000 Investment at April 30, 2024

AllianzIM U.S. Large Cap Buffer10 Dec ETF (NAV) ($11,928) AllianzIM U.S. Large Cap Buffer10 Dec ETF (Market) ($11,932) S&P 500 Price Return IndexSM ($12,342)

$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$12,342
$11,932
$11,928
11/30/2022
04/30/2023
10/31/2023
04/30/2024
NAV
Market Value
S&P 500 Price Index

Average Annual Return as of April 30, 2024
	One Year	Since Inception (November 30, 2022)*
AllianzIM U.S. Large Cap Buffer10 Dec ETF (NAV)	15.99%	13.27%
AllianzIM U.S. Large Cap Buffer10 Dec ETF (Market Price)	16.13%	13.29%
S&P 500 Price Return IndexSM	20.78%	16.03%

(1)	The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general.

*	The inception date is November 30, 2022. Shares of DECT were listed on the NYSE Arca, Inc. on December 1, 2022.

The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.allianzIMetfs.com, or by calling 877-429-3837 (877-4AZ-ETFS).

NAV returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.

One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.74%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

25

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP BUFFER20 DEC ETF

Fund Performance Overview (unaudited)

The following graphs depict the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap Buffer20 Dec ETF (“DECW”) at net asset value (“NAV”) and market price as compared to the S&P 500 Price Return IndexSM(1) from the Fund’s inception date (November 30, 2022*) to April 30, 2024.

AllianzIM U.S. Large Cap Buffer20 Dec ETF Growth of a Hypothetical $10,000 Investment at April 30, 2024

AllianzIM U.S. Large Cap Buffer20 Dec ETF (NAV) ($11,687) AllianzIM U.S. Large Cap Buffer20 Dec ETF (Market) ($11,684) S&P 500 Price Return IndexSM ($12,342)

$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$12,342
$11,687
$11,684
11/30/2022
04/30/2023
10/31/2023
04/30/2024
NAV
Market Value
S&P 500 Price Index

Average Annual Return as of April 30, 2024
	One Year	Since Inception (November 30, 2022)*
AllianzIM U.S. Large Cap Buffer20 Dec ETF (NAV)	13.26%	11.64%
AllianzIM U.S. Large Cap Buffer20 Dec ETF (Market Price)	13.29%	11.63%
S&P 500 Price Return IndexSM	20.78%	16.03%

(1)	The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general.

*	The inception date is November 30, 2022. Shares of DECW were listed on the NYSE Arca, Inc. on December 1, 2022.

The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.allianzIMetfs.com, or by calling 877-429-3837 (877-4AZ-ETFS).

NAV returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.

One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.74%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

26

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP 6 MONTH BUFFER10 JAN/JUL ETF

Fund Performance Overview (unaudited)

The following graphs depict the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF (“SIXJ”) at net asset value (“NAV”) and market price as compared to the S&P 500 Price Return IndexSM(1) from the Fund’s inception date (December 31, 2021*) to April 30, 2024.

AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF Growth of a Hypothetical $10,000 Investment at April 30, 2024

AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF (NAV) ($11,019) AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF (Market) ($11,033) S&P 500 Price Return IndexSM ($10,565)

$12,000
$11,200
$10,400
$9,600
$8,800
$8,000
$11,033
$11,019
$10,565
12/31/2021
04/30/2022
10/31/2022
04/30/2023
10/31/2023
04/30/2024
NAV
Market Value
S&P 500 Price Index

Average Annual Return as of April 30, 2024
	One Year	Since Inception (December 31, 2021)*
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF (NAV)	14.49%	4.25%
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF (Market Price)	14.84%	4.31%
S&P 500 Price Return IndexSM	20.78%	2.39%

(1)	The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general.

*	The inception date is December 31, 2021. Shares of SIXJ were listed on the NYSE Arca, Inc. on January 3, 2022.

The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.allianzIMetfs.com, or by calling 877-429-3837 (877-4AZ-ETFS).

NAV returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.

One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.74%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

27

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP 6 MONTH BUFFER10 APR/OCT ETF

Fund Performance Overview (unaudited)

The following graphs depict the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF (“SIXO”) at net asset value (“NAV”) and market price as compared to the S&P 500 Price Return IndexSM(1) from the Fund’s inception date (September 30, 2021*) to April 30, 2024.

AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF Growth of a Hypothetical $10,000 Investment at April 30, 2024

AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF (NAV) ($11,596) AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF (Market) ($11,604) S&P 500 Price Return IndexSM ($11,690)

$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
$8,500
09/30/2021
10/31/2021
04/30/2022
10/31/2022
04/30/2023
10/31/2023
04/30/2024
$11,690
$11,604
$11,596
NAV
Market Value
S&P 500 Price Index

Average Annual Return as of April 30, 2024
	One Year	Since Inception (September 30, 2021)*
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF (NAV)	9.29%	5.90%
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF (Market Price)	9.39%	5.93%
S&P 500 Price Return IndexSM	20.78%	6.24%

(1)	The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general.

*	The inception date is September 30, 2021. Shares of SIXO were listed on the NYSE Arca, Inc. on October 1, 2021.

The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.allianzIMetfs.com, or by calling 877-429-3837 (877-4AZ-ETFS).

NAV returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.

One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.74%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

28

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Jan ETF

Schedule of Investments

April 30, 2024

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 100.4%
Options on ETF – 100.4%
SPDR S&P 500 ETF Trust	December 2024	$3.52	2,397	$843,744	$118,491,908
Total Options Purchased - Calls (Cost $119,420,577)				843,744	118,491,908

OPTION PURCHASED – PUTS(b) 2.4%
Options on ETF – 2.4%
SPDR S&P 500 ETF Trust	December 2024	475.26	2,397	113,919,822	2,833,182
Total Options Purchased – Puts (Cost $5,132,040)				113,919,822	2,833,182
				Principal
SHORT-TERM INVESTMENTS – 0.2%
Time Deposits – 0.2%
DBS Bank Ltd., Singapore, 4.670%, 5/01/24(c)				$205,141	205,141
Total Short-Term Investments (Cost $205,141)					205,141
Total Investments – 103.0% (Cost $124,757,758)					121,530,231
Other assets less liabilities – (3.0)%					(3,458,435)
Net Assets – 100.0%					$118,071,796

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2024

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	2,397	$555.64	December 2024	$1,544,111	$133,186,908	$(1,881,597)
				$1,544,111	$133,186,908	$(1,881,597)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	2,397	$427.78	December 2024	$1,586,423	$102,538,866	$(1,292,271)
				$1,586,423	$102,538,866	$(1,292,271)
TOTAL OPTIONS WRITTEN				$3,130,534	$235,725,774	$(3,173,868)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2024.

The accompanying notes are an integral part of the financial statements.

29

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Jan ETF

Schedule of Investments

April 30, 2024

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 101.6%
Options on ETF – 101.6%
SPDR S&P 500 ETF Trust	December 2024	$3.56	8,270	$2,944,120	$408,782,709
Total Options Purchased – Calls (Cost $416,225,655)				2,944,120	408,782,709
OPTION PURCHASED – PUTS(b) – 2.4%
Options on ETF – 2.4%
SPDR S&P 500 ETF Trust	December 2024	475.36	8,270	393,122,720	9,791,515
Total Options Purchased – Puts (Cost $18,767,142)				393,122,720	9,791,515
				Principal
SHORT-TERM INVESTMENTS – 0.2%
Time Deposits – 0.2%
DBS Bank Ltd., Singapore, 4.670%, 5/01/24(c)				$623,449	623,449
Total Short-Term Investments (Cost $623,449)					623,449
Total Investments – 104.2% (Cost $435,616,246)					419,197,673
Other assets less liabilities – (4.2)%					(16,720,355)
Net Assets – 100.0%					$402,477,318

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2024

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	8,270	$531.92	December 2024	$8,279,933	$439,897,840	$(13,513,924)
				$8,279,933	$439,897,840	$(13,513,924)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	8,270	$380.25	December 2024	$2,679,490	$314,466,750	$(2,247,125)
				$2,679,490	$314,466,750	$(2,247,125)
TOTAL OPTIONS WRITTEN				$10,959,423	$754,364,590	$(15,761,049)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2024.

The accompanying notes are an integral part of the financial statements.

30

 AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Feb ETF

Schedule of Investments

April 30, 2024

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 100.0%
Options on ETF – 100.0%
SPDR S&P 500 ETF Trust	January 2025	$3.57	1,622	$579,054	$80,221,978
Total Options Purchased – Calls (Cost $78,708,567)				579,054	80,221,978
OPTION PURCHASED – PUTS(b) – 2.9%
Options on ETF – 2.9%
SPDR S&P 500 ETF Trust	January 2025	482.83	1,622	78,315,026	2,333,653
Total Options Purchased – Puts (Cost $3,240,576)				78,315,026	2,333,653
				Principal
SHORT-TERM INVESTMENTS – 0.1%
Time Deposits – 0.1%
Sumitomo Corporation, Tokyo, 4.670%, 5/01/24(c)				$107,293	107,293
Total Short-Term Investments (Cost $107,293)					107,293
Total Investments – 103.0% (Cost $82,056,436)					82,662,924
Other assets less liabilities – (3.0)%					(2,455,173)
Net Assets – 100.0%					$80,207,751

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2024

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,622	$564.97	January 2025	$1,046,189	$91,638,134	$(1,209,477)
				$1,046,189	$91,638,134	$(1,209,477)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,622	$434.59	January 2025	$1,552,671	$70,490,498	$(1,088,410)
				$1,552,671	$70,490,498	$(1,088,410)
TOTAL OPTIONS WRITTEN				$2,598,860	$162,128,632	$(2,297,887)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2024.

The accompanying notes are an integral part of the financial statements.

31

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Feb ETF

Schedule of Investments

April 30, 2024

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 100.9%
Options on ETF – 100.9%
SPDR S&P 500 ETF Trust	January 2025	$3.62	4,218	$1,526,916	$208,596,466
Total Options Purchased – Calls (Cost $204,430,664)				1,526,916	208,596,466
OPTION PURCHASED – PUTS(b) – 2.9%
Options on ETF – 2.9%
SPDR S&P 500 ETF Trust	January 2025	482.93	4,218	203,699,874	6,078,433
Total Options Purchased – Puts (Cost $8,046,868)				203,699,874	6,078,433
				Principal
SHORT-TERM INVESTMENTS – 0.2%
Time Deposits – 0.2%
DBS Bank Ltd., Singapore, 4.670%, 5/01/24(c)				$455,131	455,131
Total Short-Term Investments (Cost $455,131)					455,131
Total Investments – 104.0% (Cost $212,932,663)					215,130,030
Other assets less liabilities – (4.0)%					(8,336,814)
Net Assets – 100.0%					$206,793,216

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2024 CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	4,218	$540.44	January 2025	$6,156,907	$227,957,592	$(6,559,665)
				$6,156,907	$227,957,592	$(6,559,665)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	4,218	$386.30	January 2025	$2,170,372	$162,941,340	$(1,434,120)
				$2,170,372	$162,941,340	$(1,434,120)
TOTAL OPTIONS WRITTEN				$8,327,279	$390,898,932	$(7,993,785)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2024.

The accompanying notes are an integral part of the financial statements.

32

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Mar ETF

Schedule of Investments

April 30, 2024

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 98.3%
Options on ETF – 98.3%
SPDR S&P 500 ETF Trust	February 2025	$3.76	1,981	$744,856	$97,981,806
Total Options Purchased – Calls (Cost $99,800,137)				744,856	97,981,806
OPTION PURCHASED – PUTS(b) – 4.4%
Options on ETF – 4.4%
SPDR S&P 500 ETF Trust	February 2025	508.03	1,981	100,640,743	4,415,015
Total Options Purchased – Puts (Cost $4,120,017)				100,640,743	4,415,015
				Principal
SHORT-TERM INVESTMENTS – 0.1%
Time Deposits – 0.1%
DBS Bank Ltd., Singapore, 4.670%, 5/01/24(c)				$94,031	94,031
Total Short-Term Investments (Cost $94,031)					94,031
Total Investments – 102.8% (Cost $104,014,185)					102,490,852
Other assets less liabilities – (2.8)%					(2,808,353)
Net Assets – 100.0%					$99,682,499

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2024

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,981	$596.44	February 2025	$1,220,015	$118,154,764	$(651,591)
				$1,220,015	$118,154,764	$(651,591)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,981	$457.27	February 2025	$2,056,006	$90,585,187	$(2,043,025)
				$2,056,006	$90,585,187	$(2,043,025)
TOTAL OPTIONS WRITTEN				$3,276,021	$208,739,951	$(2,694,616)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2024.

The accompanying notes are an integral part of the financial statements.

33

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Mar ETF

Schedule of Investments

April 30, 2024

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 98.0%
Options on ETF – 98.0%
SPDR S&P 500 ETF Trust	February 2025	$3.81	4,679	$1,782,699	$231,404,672
Total Options Purchased – Calls (Cost $235,720,165)				1,782,699	231,404,672
OPTION PURCHASED – PUTS(b) – 4.4%
Options on ETF – 4.4%
SPDR S&P 500 ETF Trust	February 2025	508.13	4,679	237,754,027	10,443,668
Total Options Purchased – Puts (Cost $9,743,907)				237,754,027	10,443,668
				Principal
SHORT-TERM INVESTMENTS – 0.1%
Time Deposits – 0.1%
Skandinaviska Enskilda Banken AB, Stockholm, 4.670%, 5/01/24(c)				$230,621	230,621
Total Short-Term Investments (Cost $230,621)					230,621
Total Investments – 102.5% (Cost $245,694,693)					242,078,961
Other assets less liabilities – (2.5)%					(5,992,464)
Net Assets – 100.0%					$236,086,497

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2024

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	4,679	$572.25	February 2025	$5,772,036	$267,755,775	$(3,446,084)
				$5,772,036	$267,755,775	$(3,446,084)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	4,679	$406.46	February 2025	$2,580,322	$190,182,634	$(2,315,169)
				$2,580,322	$190,182,634	$(2,315,169)
TOTAL OPTIONS WRITTEN				$8,352,358	$457,938,409	$(5,761,253)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2024.

The accompanying notes are an integral part of the financial statements.

34

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Apr ETF

Schedule of Investments

April 30, 2024

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 97.4%
Options on ETF – 97.4%
SPDR S&P 500 ETF Trust	March 2025	$3.87	1,644	$636,228	$81,029,472
Total Options Purchased – Calls (Cost $84,168,867)				636,228	81,029,472
OPTION PURCHASED – PUTS(b) – 5.8%
Options on ETF – 5.8%
SPDR S&P 500 ETF Trust	March 2025	523.02	1,644	85,984,488	4,831,716
Total Options Purchased – Puts (Cost $3,893,249)				85,984,488	4,831,716
				Principal
SHORT-TERM INVESTMENTS – 0.1%
Time Deposits – 0.1%
Sumitomo Mitsui Trust Bank Ltd., London, 4.670%, 5/01/24(c)				$68,150	68,150
Total Short-Term Investments (Cost $68,150)					68,150
Total Investments – 103.3% (Cost $88,130,266)					85,929,338
Other assets less liabilities – (3.3)%					(2,725,733)
Net Assets – 100.0%					$83,203,605

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2024

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,644	$617.33	March 2025	$928,543	$101,489,052	$(335,376)
				$928,543	$101,489,052	$(335,376)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,644	$470.76	March 2025	$1,974,263	$77,392,944	$(2,321,328)
				$1,974,263	$77,392,944	$(2,321,328)
TOTAL OPTIONS WRITTEN				$2,902,806	$178,881,996	$(2,656,704)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2024.

The accompanying notes are an integral part of the financial statements.

35

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF

Schedule of Investments

April 30, 2024

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 94.8%
Options on ETF – 94.8%
SPDR S&P 500 ETF Trust	March 2025	$19.41	325	$630,825	$15,542,101
Total Options Purchased – Calls (Cost $16,033,264)				630,825	15,542,101
OPTION PURCHASED – PUTS(b) – 7.1%
Options on ETF – 7.1%
SPDR S&P 500 ETF Trust	March 2025	538.55	325	17,502,875	1,168,768
Total Options Purchased – Puts (Cost $994,029)				17,502,875	1,168,768
				Principal
SHORT-TERM INVESTMENTS – 0.0%*
Time Deposits – 0.0%*
Citibank, New York, 4.670%, 5/01/24(c)				$1,061	1,061
Total Short-Term Investments (Cost $1,061)					1,061
Total Investments – 101.9% (Cost $17,028,354)					16,711,930
Other assets less liabilities – (1.9)%					(317,455)
Net Assets – 100.0%					$16,394,475

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2024

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	325	$444.61	March 2025	$290,159	$14,449,825	$(310,050)
				$290,159	$14,449,825	$(310,050)
TOTAL OPTIONS WRITTEN				$290,159	$14,449,825	$(310,050)

*	Rounds to less than 0.05%.
(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2024.

The accompanying notes are an integral part of the financial statements.

36

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Apr ETF

Schedule of Investments

April 30, 2024

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 96.4%
Options on ETF – 96.4%
SPDR S&P 500 ETF Trust	March 2025	$3.92	5,762	$2,258,704	$283,795,786
Total Options Purchased – Calls (Cost $294,525,523)				2,258,704	283,795,786
OPTION PURCHASED – PUTS(b) – 5.8%
Options on ETF – 5.8%
SPDR S&P 500 ETF Trust	March 2025	523.12	5,762	301,421,744	17,038,234
Total Options Purchased – Puts (Cost $13,833,070)				301,421,744	17,038,234
				Principal
SHORT-TERM INVESTMENTS – 0.1%
Time Deposits – 0.1%
Citibank, New York, 4.670%, 5/01/24(c)				$186,154	186,154
Total Short-Term Investments (Cost $186,154)					186,154
Total Investments – 102.3% (Cost $308,544,747)					301,020,174
Other assets less liabilities – (2.3)%					(6,701,641)
Net Assets – 100.0%					$294,318,533

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2024

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	5,762	$591.80	March 2025	$6,167,422	$340,995,160	$(2,667,806)
				$6,167,422	$340,995,160	$(2,667,806)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	5,762	$418.46	March 2025	$3,699,009	$241,116,652	$(3,877,826)
				$3,699,009	$241,116,652	$(3,877,826)
TOTAL OPTIONS WRITTEN				$9,866,431	$582,111,812	$(6,545,632)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2024.

The accompanying notes are an integral part of the financial statements.

37

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 May ETF

Schedule of Investments

April 30, 2024

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 98.2%
Options on ETF – 98.2%
SPDR S&P 500 ETF Trust	April 2025	$3.71	236	$87,556	$11,641,409
Total Options Purchased – Calls (Cost $11,642,317)				87,556	11,641,409
OPTION PURCHASED – PUTS(b) – 4.4%
Options on ETF – 4.4%
SPDR S&P 500 ETF Trust	April 2025	501.93	236	11,845,548	525,808
Total Options Purchased – Puts (Cost $526,717)				11,845,548	525,808
				Principal
SHORT-TERM INVESTMENTS – 1.8%
Time Deposits – 1.8%
Skandinaviska Enskilda Banken AB, Stockholm, 4.670%, 5/01/24(c)				$218,872	218,872
Total Short-Term Investments (Cost $218,872)					218,872
Total Investments – 104.4% (Cost $12,387,906)					12,386,089
Other assets less liabilities – (4.4)%					(531,792)
Net Assets – 100.0%					$11,854,297

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2024

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	236	$589.78	April 2025	$142,815	$13,918,808	$(143,724)
				$142,815	$13,918,808	$(143,724)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	236	$451.78	April 2025	$263,648	$10,662,008	$(264,556)
				$263,648	$10,662,008	$(264,556)
TOTAL OPTIONS WRITTEN				$406,463	$24,580,816	$(408,280)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2024.

The accompanying notes are an integral part of the financial statements.

38

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Equity Buffer15 Uncapped May ETF

Schedule of Investments

April 30, 2024

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 94.8%
Options on ETF – 94.8%
SPDR S&P 500 ETF Trust	April 2025	$18.82	99	$186,318	$4,738,536
Total Options Purchased – Calls (Cost $4,738,917)				186,318	4,738,536
OPTION PURCHASED – PUTS(b) – 5.4%
Options on ETF – 5.4%
SPDR S&P 500 ETF Trust	April 2025	517.04	99	5,118,696	271,557
Total Options Purchased - Puts (Cost $271,938)				5,118,696	271,557
Total Investments – 100.2% (Cost $5,010,855)					5,010,093
Other assets less liabilities – (0.2)%					(11,236)
Net Assets – 100.0%					$4,998,857

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2024

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	99	$426.68	April 2025	$77,433	$4,224,132	$(77,814)
				$77,433	$4,224,132	$(77,814)
TOTAL OPTIONS WRITTEN				$77,433	$4,224,132	$(77,814)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.

The accompanying notes are an integral part of the financial statements.

39

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 May ETF

Schedule of Investments

April 30, 2024

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 98.2%
Options on ETF – 98.2%
SPDR S&P 500 ETF Trust	April 2025	$3.76	795	$298,920	$39,212,580
Total Options Purchased – Calls (Cost $39,215,641)				298,920	39,212,580
OPTION PURCHASED – PUTS(b) – 4.4%
Options on ETF – 4.4%
SPDR S&P 500 ETF Trust	April 2025	502.03	795	39,911,385	1,773,645
Total Options Purchased – Puts (Cost $1,776,705)				39,911,385	1,773,645
				Principal
SHORT-TERM INVESTMENTS – 1.1%
Time Deposits – 1.1%
Citibank, New York, 4.670%, 5/01/24(c)				$453,568	453,568
Total Short-Term Investments (Cost $453,568)					453,568
Total Investments – 103.7% (Cost $41,445,914)					41,439,793
Other assets less liabilities – (3.7)%					(1,497,517)
Net Assets – 100.0%					$39,942,276

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2024 CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	795	$567.04	April 2025	$923,909	$45,079,680	$(926,970)
				$923,909	$45,079,680	$(926,970)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	795	$401.58	April 2025	$448,499	$31,925,610	$(451,560)
				$448,499	$31,925,610	$(451,560)
TOTAL OPTIONS WRITTEN				$1,372,408	$77,005,290	$(1,378,530)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2024.

The accompanying notes are an integral part of the financial statements.

40

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Jun ETF

Schedule of Investments

April 30, 2024

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 102.5%
Options on ETF – 102.5%
SPDR S&P 500 ETF Trust	May 2024	$3.09	180	$55,620	$8,982,456
Total Options Purchased – Calls (Cost $9,051,633)				55,620	8,982,456
OPTION PURCHASED – PUTS(b) – 0.0%*
Options on ETF – 0.0%*
SPDR S&P 500 ETF Trust	May 2024	417.81	180	7,520,580	3,807
Total Options Purchased – Puts (Cost $388,561)				7,520,580	3,807
				Principal
SHORT-TERM INVESTMENTS – 1.6%
Time Deposits – 1.6%
Skandinaviska Enskilda Banken AB, Stockholm, 4.670%, 5/01/24(c)				$143,002	143,002
Total Short-Term Investments (Cost $143,002)					143,002
Total Investments – 104.1% (Cost $9,583,196)					9,129,265
Other assets less liabilities – (4.1)%					(359,556)
Net Assets – 100.0%					$8,769,709

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2024

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	180	$500.25	May 2024	$50,690	$9,004,500	$(189,454)
				$50,690	$9,004,500	$(189,454)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	180	$376.07	May 2024	$8,487	$6,769,260	$(1,976)
				$8,487	$6,769,260	$(1,976)
TOTAL OPTIONS WRITTEN				$59,177	$15,773,760	$(191,430)

*	Rounds to less than 0.05%.
(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2024.

The accompanying notes are an integral part of the financial statements.

41

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Jun ETF

Schedule of Investments

April 30, 2024

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 107.0%
Options on ETF – 107.0%
SPDR S&P 500 ETF Trust	May 2024	$3.13	479	$149,927	$23,901,406
Total Options Purchased – Calls (Cost $24,085,486)				149,927	23,901,406
OPTION PURCHASED – PUTS(b) – 0.0%*
Options on ETF – 0.0%*
SPDR S&P 500 ETF Trust	May 2024	417.89	479	20,016,931	10,145
Total Options Purchased – Puts (Cost $959,664)				20,016,931	10,145
				Principal
SHORT-TERM INVESTMENTS – 1.6%
Time Deposits – 1.6%
DBS Bank Ltd., Singapore, 4.670%, 5/01/24(c)				$364,520	364,520
Total Short-Term Investments (Cost $364,520)					364,520
Total Investments – 108.6% (Cost $25,409,670)					24,276,071
Other assets less liabilities – (8.6)%					(1,924,289)
Net Assets – 100.0%					$22,351,782

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2024 CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	479	$473.34	May 2024	$547,892	$22,672,986	$(1,548,166)
				$547,892	$22,672,986	$(1,548,166)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	479	$334.28	May 2024	$11,568	$16,012,012	$(2,673)
				$11,568	$16,012,012	$(2,673)
TOTAL OPTIONS WRITTEN				$559,460	$38,684,998	$(1,550,839)

*	Rounds to less than 0.05%.
(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2024.

The accompanying notes are an integral part of the financial statements.

42

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Jul ETF

Schedule of Investments

April 30, 2024

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 100.7%
Options on ETF – 100.7%
SPDR S&P 500 ETF Trust	June 2024	$3.28	624	$204,672	$31,018,996
Total Options Purchased – Calls (Cost $31,222,047)				204,672	31,018,996
OPTION PURCHASED – PUTS(b) – 0.2%
Options on ETF – 0.2%
SPDR S&P 500 ETF Trust	June 2024	443.24	624	27,658,176	68,939
Total Options Purchased – Puts (Cost $1,309,453)				27,658,176	68,939
				Principal
SHORT-TERM INVESTMENTS – 1.4%
Time Deposits – 1.4%
Sumitomo Mitsui Trust Bank Ltd., London, 4.670%, 5/01/24(c)				$445,178	445,178
Total Short-Term Investments (Cost $445,178)					445,178
Total Investments – 102.3% (Cost $32,976,678)					31,533,113
Other assets less liabilities – (2.3)%					(715,848)
Net Assets – 100.0%					$30,817,265

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2024

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	624	$523.34	June 2024	$173,553	$32,656,416	$(209,695)
				$173,553	$32,656,416	$(209,695)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	624	$398.95	June 2024	$65,472	$24,894,480	$(25,796)
				$65,472	$24,894,480	$(25,796)
TOTAL OPTIONS WRITTEN				$239,025	$57,550,896	$(235,491)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2024.

The accompanying notes are an integral part of the financial statements.

43

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Jul ETF

Schedule of Investments

April 30, 2024

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 102.7%
Options on ETF – 102.7%
SPDR S&P 500 ETF Trust	June 2024	$3.32	2,970	$986,040	$147,626,761
Total Options Purchased – Calls (Cost $148,555,984)				986,040	147,626,761
OPTION PURCHASED – PUTS(b) – 0.2%
Options on ETF – 0.2%
SPDR S&P 500 ETF Trust	June 2024	443.32	2,970	131,666,040	328,898
Total Options Purchased – Puts (Cost $5,991,868)				131,666,040	328,898
				Principal
SHORT–TERM INVESTMENTS – 0.8%
Time Deposits - 0.8%
Sumitomo Corporation, Tokyo, 4.670%, 5/01/24(c)				$1,192,797	1,192,797
Total Short-Term Investments (Cost $1,192,797)					1,192,797
Total Investments – 103.7% (Cost $155,740,649)					149,148,456
Other assets less liabilities – (3.7)%					(5,397,500)
Net Assets – 100.0%					$143,750,956

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2024

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	2,970	$500.02	June 2024	$2,563,927	$148,505,940	$(4,092,096)
				$2,563,927	$148,505,940	$(4,092,096)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	2,970	$354.62	June 2024	$163,796	$105,322,140	$(66,201)
				$163,796	$105,322,140	$(66,201)
TOTAL OPTIONS WRITTEN				$2,727,723	$253,828,080	$(4,158,297)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2024.

The accompanying notes are an integral part of the financial statements.

44

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Aug ETF

Schedule of Investments

April 30, 2024

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 100.0%
Options on ETF – 100.0%
SPDR S&P 500 ETF Trust	July 2024	$3.39	561	$190,179	$27,887,394
Total Options Purchased – Calls (Cost $28,285,221)				190,179	27,887,394
OPTION PURCHASED – PUTS(b) – 0.6%
Options on ETF – 0.6%
SPDR S&P 500 ETF Trust	July 2024	457.74	561	25,679,214	168,306
Total Options Purchased – Puts (Cost $1,367,929)				25,679,214	168,306
				Principal
SHORT-TERM INVESTMENTS – 1.2%
Time Deposits – 1.2%
JP Morgan Chase & Co., New York, 4.670%, 5/01/24(c)				$327,851	327,851
Total Short-Term Investments (Cost $327,851)					327,851
Total Investments – 101.8% (Cost $29,981,001)					28,383,551
Other assets less liabilities – (1.8)%					(491,738)
Net Assets – 100.0%					$27,891,813

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2024
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	561	$543.85	July 2024	$83,328	$30,509,985	$(92,963)
				$83,328	$30,509,985	$(92,963)
PUT OPTIONS WRITTEN(b)
Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	561	$412.01	July 2024	$105,020	$23,113,761	$(59,147)
				$105,020	$23,113,761	$(59,147)
TOTAL OPTIONS WRITTEN				$188,348	$53,623,746	$(152,110)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2024.

The accompanying notes are an integral part of the financial statements.

45

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Aug ETF

Schedule of Investments

April 30, 2024

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 101.3%
Options on ETF – 101.3%
SPDR S&P 500 ETF Trust	July 2024	$3.43	1,628	$558,404	$80,921,710
Total Options Purchased – Calls (Cost $81,993,975)				558,404	80,921,710
OPTION PURCHASED – PUTS(b) – 0.6%
Options on ETF – 0.6%
SPDR S&P 500 ETF Trust	July 2024	457.84	1,628	74,536,352	489,751
Total Options Purchased – Puts (Cost $4,059,620)				74,536,352	489,751
				Principal
SHORT-TERM INVESTMENTS – 1.1%
Time Deposits – 1.1%
JP Morgan Chase & Co., New York, 4.670%, 5/01/24(c)				$848,584	848,584
Total Short-Term Investments (Cost $848,584)					848,584
Total Investments – 103.0% (Cost $86,902,179)					82,260,045
Other assets less liabilities – (3.0)%					(2,340,842)
Net Assets – 100.0%					$79,919,203

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2024
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,628	$517.67	July 2024	$690,544	$84,276,676	$(1,387,887)
				$690,544	$84,276,676	$(1,387,887)
PUT OPTIONS WRITTEN(b)
Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,628	$366.23	July 2024	$161,318	$59,622,244	$(82,702)
				$161,318	$59,622,244	$(82,702)
TOTAL OPTIONS WRITTEN				$851,862	$143,898,920	$(1,470,589)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2024.

The accompanying notes are an integral part of the financial statements.

46

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Sep ETF

Schedule of Investments

April 30, 2024

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 100.5%
Options on ETF – 100.5%
SPDR S&P 500 ETF Trust	August 2024	$3.33	250	$83,250	$12,438,678
Total Options Purchased – Calls (Cost $12,509,212)				83,250	12,438,678
OPTION PURCHASED – PUTS(b) – 0.7%
Options on ETF – 0.7%
SPDR S&P 500 ETF Trust	August 2024	450.30	250	11,257,500	87,039
Total Options Purchased – Puts (Cost $655,663)				11,257,500	87,039
				Principal
SHORT-TERM INVESTMENTS – 0.7%
Time Deposits – 0.7%
DBS Bank Ltd., Singapore, 4.670%, 5/01/24(c)				$91,037	91,037
Total Short-Term Investments (Cost $91,037)					91,037
Total Investments – 101.9% (Cost $13,255,912)					12,616,754
Other assets less liabilities – (1.9)%					(233,779)
Net Assets – 100.0%					$12,382,975

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2024
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	250	$537.85	August 2024	$48,367	$13,446,250	$(115,568)
				$48,3 67	$13,446,250	$(115,568)
PUT OPTIONS WRITTEN(b)
Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	250	$405.32	August 2024	$54,287	$10,133,000	$(35,824)
				$54,287	$10,133,000	$(35,824)
TOTAL OPTIONS WRITTEN				$102,654	$23,579,250	$(151,392)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2024.

The accompanying notes are an integral part of the financial statements.

47

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Sep ETF

Schedule of Investments

April 30, 2024

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 102.6%
Options on ETF – 102.6%
SPDR S&P 500 ETF Trust	August 2024	$3.38	737	$249,106	$36,665,602
Total Options Purchased – Calls (Cost $37,132,161)				249,106	36,665,602
OPTION PURCHASED – PUTS(b) – 0.7%
Options on ETF – 0.7%
SPDR S&P 500 ETF Trust	August 2024	450.40	737	33,194,480	257,169
Total Options Purchased – Puts (Cost $1,993,065)				33,194,480	257,169
				Principal
SHORT-TERM INVESTMENTS – 0.5%
Time Deposits – 0.5%
Citibank, New York, 4.670%, 5/01/24(c)				$174,896	174,896
Total Short-Term Investments (Cost $174,896)					174,896
Total Investments – 103.8% (Cost $39,300,122)					37,097,667
Other assets less liabilities – (3.8)%					(1,354,479)
Net Assets – 100.0%					$35,743,188

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2024
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	737	$511.37	August 2024	$391,889	$37,687,969	$(1,118,360)
				$391,889	$37,687,969	$(1,118,360)
PUT OPTIONS WRITTEN(b)
Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	737	$360.28	August 2024	$92,236	$26,552,636	$(53,418)
				$92,236	$26,552,636	$(53,418)
TOTAL OPTIONS WRITTEN				$484,125	$64,240,605	$(1,171,778)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2024.

The accompanying notes are an integral part of the financial statements.

48

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Oct ETF

Schedule of Investments

April 30, 2024

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 103.6%
Options on ETF – 103.6%
SPDR S&P 500 ETF Trust	September 2024	$3.16	817	$258,172	$40,526,779
Total Options Purchased – Calls (Cost $40,769,812)				258,172	40,526,779
OPTION PURCHASED – PUTS(b) – 0.6%
Options on ETF – 0.6%
SPDR S&P 500 ETF Trust	September 2024	427.44	817	34,921,848	239,479
Total Options Purchased – Puts (Cost $1,830,563)				34,921,848	239,479
				Principal
SHORT-TERM INVESTMENTS – 0.3%
Time Deposits – 0.3%
JP Morgan Chase & Co., New York, 4.670%, 5/01/24(c)				$109,483	109,483
Total Short-Term Investments (Cost $109,483)					109,483
Total Investments – 104.5% (Cost $42,709,858)					40,875,741
Other assets less liabilities – (4.5)%					(1,741,153)
Net Assets – 100.0%					$39,134,588

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2024
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	817	$510.89	September 2024	$358,880	$41,739,713	$(1,452,422)
				$358,880	$41,739,713	$(1,452,422)
PUT OPTIONS WRITTEN(b)
Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	817	$384.73	September 2024	$170,058	$31,432,441	$(118,898)
				$170,058	$31,432,441	$(118,898)
TOTAL OPTIONS WRITTEN				$528,938	$73,172,154	$(1,571,320)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2024.

The accompanying notes are an integral part of the financial statements.

49

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Oct ETF

Schedule of Investments

April 30, 2024

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 106.9%
Options on ETF – 106.9%
SPDR S&P 500 ETF Trust	September 2024	$3.21	2,822	$905,862	$139,969,789
Total Options Purchased – Calls (Cost $137,332,206)				905,862	139,969,789
OPTION PURCHASED – PUTS(b) – 0.6%
Options on ETF – 0.6%
SPDR S&P 500 ETF Trust	September 2024	427.52	2,822	120,646,144	828,398
Total Options Purchased – Puts (Cost $6,418,414)				120,646,144	828,398
				Principal
SHORT-TERM INVESTMENTS – 0.4%
Time Deposits – 0.4%
DBS Bank Ltd., Singapore, 4.670%, 5/01/24(c)				$465,728	465,728
Total Short-Term Investments (Cost $465,728)					465,728
Total Investments – 107.9% (Cost $144,216,348)					141,263,915
Other assets less liabilities – (7.9)%					(10,332,195)
Net Assets – 100.0%					$130,931,720

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2024
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	2,822	$486.60	September 2024	$2,769,936	$137,318,520	$(9,534,861)
				$2,769,936	$137,318,520	$(9,534,861)
PUT OPTIONS WRITTEN(b)
Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	2,822	$341.98	September 2024	$497,095	$96,506,756	$(228,807)
				$497,095	$96,506,756	$(228,807)
TOTAL OPTIONS WRITTEN				$3,267,031	$233,825,276	$(9,763,668)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2024.

The accompanying notes are an integral part of the financial statements.

50

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Nov ETF

Schedule of Investments

April 30, 2024

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 105.9%
Options on ETF – 105.9%
SPDR S&P 500 ETF Trust	October 2024	$3.09	210	$64,890	$10,419,997
Total Options Purchased – Calls (Cost $9,803,335)				64,890	10,419,997
OPTION PURCHASED – PUTS(b) – 0.7%
Options on ETF – 0.7%
SPDR S&P 500 ETF Trust	October 2024	418.16	210	8,781,360	66,069
Total Options Purchased – Puts (Cost $452,569)				8,781,360	66,069
				Principal
SHORT-TERM INVESTMENTS – 0.1%
Time Deposits – 0.1%
Bank of Nova Scotia, Toronto, 4.670%, 5/01/24(c)				$8,390	8,390
Total Short-Term Investments (Cost $8,390)					8,390
Total Investments – 106.7% (Cost $10,264,294)					10,494,456
Other assets less liabilities – (6.7)%					(658,303)
Net Assets – 100.0%					$9,836,153

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2024
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	210	$500.49	October 2024	$109,490	$10,510,290	$(581,916)
				$109,490	$10,510,290	$(581,916)
PUT OPTIONS WRITTEN(b)
Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	210	$376.38	October 2024	$85,214	$7,903,980	$(35,343)
				$85,214	$7,903,980	$(35,343)
TOTAL OPTIONS WRITTEN				$194,704	$18,414,270	$(617,259)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2024.

The accompanying notes are an integral part of the financial statements.

51

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Nov ETF

Schedule of Investments

April 30, 2024

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 109.5%
Options on ETF – 109.5%
SPDR S&P 500 ETF Trust	October 2024	$3.14	709	$222,626	$35,176,454
Total Options Purchased – Calls (Cost $33,093,069)				222,626	35,176,454
OPTION PURCHASED – PUTS(b) – 0.7%
Options on ETF – 0.7%
SPDR S&P 500 ETF Trust	October 2024	418.24	709	29,653,216	223,363
Total Options Purchased – Puts (Cost $1,475,508)				29,653,216	223,363
				Principal
SHORT-TERM INVESTMENTS – 0.3%
Time Deposits – 0.3%
Sumitomo Mitsui Trust Bank Ltd., London, 4.670%, 5/01/24(c)				$108,492	108,492
Total Short-Term Investments (Cost $108,492)					108,492
Total Investments – 110.5% (Cost $34,677,069)					35,508,309
Other assets less liabilities – (10.5)%					(3,366,551)
Net Assets – 100.0%					$32,141,758

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2024
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	709	$476.89	October 2024	$850,358	$33,811,501	$(3,175,547)
				$850,358	$33,811,501	$(3,175,547)
PUT OPTIONS WRITTEN(b)
Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	709	$334.56	October 2024	$158,110	$23,720,304	$(69,872)
				$158,110	$23,720,304	$(69,872)
TOTAL OPTIONS WRITTEN				$1,008,468	$57,531,805	$(3,245,419)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2024.

The accompanying notes are an integral part of the financial statements.

52

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Dec ETF

Schedule of Investments

April 30, 2024

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 101.6%
Options on ETF – 101.6%
SPDR S&P 500 ETF Trust	November 2024	$3.38	1,018	$344,084	$50,506,329
Total Options Purchased – Calls (Cost $49,715,179)				344,084	50,506,329
OPTION PURCHASED – PUTS(b) – 1.5%
Options on ETF – 1.5%
SPDR S&P 500 ETF Trust	November 2024	456.35	1,018	46,456,430	736,431
Total Options Purchased – Puts (Cost $2,026,680)				46,456,430	736,431
				Principal
SHORT-TERM INVESTMENTS – 0.3%
Time Deposits – 0.3%
Skandinaviska Enskilda Banken AB, Stockholm, 4.670%, 5/01/24(c)				$128,243	128,243
Total Short-Term Investments (Cost $128,243)					128,243
Total Investments – 103.4% (Cost $51,870,102)					51,371,003
Other assets less liabilities – (3.4)%					(1,663,117)
Net Assets – 100.0%					$49,707,886

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2024
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,018	$538.32	November 2024	$520,012	$54,800,976	$(1,171,911)
				$520,012	$54,800,976	$(1,171,911)
PUT OPTIONS WRITTEN(b)
Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,018	$410.76	November 2024	$588,256	$41,815,368	$(346,843)
				$588,256	$41,815,368	$(346,843)
TOTAL OPTIONS WRITTEN				$1,108,268	$96,616,344	$(1,518,754)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2024.

The accompanying notes are an integral part of the financial statements.

53

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Dec ETF

Schedule of Investments

April 30, 2024

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 103.8%
Options on ETF – 103.8%
SPDR S&P 500 ETF Trust	November 2024	$3.42	1,750	$598,500	$86,816,485
Total Options Purchased – Calls (Cost $85,179,237)				598,500	86,816,485
OPTION PURCHASED – PUTS(b) – 1.5%
Options on ETF – 1.5%
SPDR S&P 500 ETF Trust	November 2024	456.45	1,750	79,878,750	1,268,243
Total Options Purchased – Puts (Cost $3,721,510)				79,878,750	1,268,243
				Principal
SHORT-TERM INVESTMENTS – 0.3%
Time Deposits – 0.3%
Sumitomo Mitsui Trust Bank Ltd., London, 4.670%, 5/01/24(c)				$280,162	280,162
Total Short-Term Investments (Cost $280,162)					280,162
Total Investments – 105.6% (Cost $89,180,909)					88,364,890
Other assets less liabilities – (5.6)%					(4,699,530)
Net Assets – 100.0%					$83,665,360

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2024
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,750	$513.45	November 2024	$1,643,586	$89,853,750	$(4,089,033)
				$1,643,586	$89,853,750	$(4,089,033)
PUT OPTIONS WRITTEN(b)
Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,750	$365.12	November 2024	$577,762	$63,896,000	$(317,030)
				$577,762	$63,896,000	$(317,030)
TOTAL OPTIONS WRITTEN				$2,221,348	$153,749,750	$(4,406,063)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2024.

The accompanying notes are an integral part of the financial statements.

54

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF

Schedule of Investments

April 30, 2024

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 100.8%
Options on ETF – 100.8%
SPDR S&P 500 ETF Trust	June 2024	$3.52	2,012	$708,224	$99,968,635
Total Options Purchased – Calls (Cost $100,802,810)				708,224	99,968,635
OPTION PURCHASED – PUTS(b) – 0.7%
Options on ETF – 0.7%
SPDR S&P 500 ETF Trust	June 2024	475.26	2,012	95,622,312	666,797
Total Options Purchased – Puts (Cost $3,915,144)				95,622,312	666,797
				Principal
SHORT-TERM INVESTMENTS – 0.6%
Time Deposits – 0.6%
Sumitomo Mitsui Trust Bank Ltd., London, 4.670%, 5/01/24(c)				$595,646	595,646
Total Short-Term Investments (Cost $595,646)					595,646
Total Investments – 102.1% (Cost $105,313,600)					101,231,078
Other assets less liabilities – (2.1)%					(2,056,934)
Net Assets – 100.0%					$99,174,144

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2024
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	2,012	$510.48	June 2024	$1,965,398	$102,708,576	$(1,609,519)
				$1,965,398	$102,708,576	$(1,609,519)
PUT OPTIONS WRITTEN(b)
Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	2,012	$427.78	June 2024	$357,331	$86,069,336	$(148,385)
				$357,331	$86,069,336	$(148,385)
TOTAL OPTIONS WRITTEN				$2,322,729	$188,777,912	$(1,757,904)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2024.

The accompanying notes are an integral part of the financial statements.

55

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF

Schedule of Investments

April 30, 2024

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 100.1%
Options on ETF – 100.1%
SPDR S&P 500 ETF Trust	July 2024	$3.57	363	$129,591	$18,038,345
Total Options Purchased – Calls (Cost $18,029,200)				129,591	18,038,345
OPTION PURCHASED – PUTS(b) – 1.3%
Options on ETF – 1.3%
SPDR S&P 500 ETF Trust	July 2024	482.83	363	17,526,729	225,880
Total Options Purchased – Puts (Cost $438,190)				17,526,729	225,880
				Principal
SHORT-TERM INVESTMENTS – 0.8%
Time Deposits – 0.8%
Canadian Imperial Bank of Commerce, Toronto, 4.670%, 5/01/24(c)				$137,909	137,909
Total Short-Term Investments (Cost $137,909)					137,909
Total Investments – 102.2% (Cost $18,605,299)					18,402,134
Other assets less liabilities – (2.2)%					(402,085)
Net Assets – 100.0%					$18,000,049

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2024
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	363	$520.16	July 2024	$317,070	$18,881,808	$(272,231)
				$317,070	$18,881,808	$(272,231)
PUT OPTIONS WRITTEN(b)
Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	363	$434.59	July 2024	$122,838	$15,775,617	$(61,057)
				$122,838	$15,775,617	$(61,057)
TOTAL OPTIONS WRITTEN				$439,908	$34,657,425	$(333,288)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2024.

The accompanying notes are an integral part of the financial statements.

56

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF

Schedule of Investments

April 30, 2024

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 98.0%
Options on ETF – 98.0%
SPDR S&P 500 ETF Trust	August 2024	$3.76	999	$375,624	$49,662,797
Total Options Purchased – Calls (Cost $50,001,639)				375,624	49,662,797
OPTION PURCHASED – PUTS(b) – 2.9%
Options on ETF – 2.9%
SPDR S&P 500 ETF Trust	August 2024	508.03	999	50,752,197	1,487,781
Total Options Purchased – Puts (Cost $1,533,955)				50,752,197	1,487,781
				Principal
SHORT-TERM INVESTMENTS – 0.5%
Time Deposits – 0.5%
Citibank, New York, 4.670%, 5/01/24(c)				$229,350	229,350
Total Short-Term Investments (Cost $229,350)					229,350
Total Investments – 101.4% (Cost $51,764,944)					51,379,928
Other assets less liabilities – (1.4)%					(690,906)
Net Assets – 100.0%					$50,689,022

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2024
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	999	$548.57	August 2024	$555,118	$54,802,143	$(248,981)
				$555,118	$54,802,143	$(248,981)
PUT OPTIONS WRITTEN(b)
Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	999	$457.27	August 2024	$529,521	$45,681,273	$(407,782)
				$529,521	$45,681,273	$(407,782)
TOTAL OPTIONS WRITTEN				$1,084,639	$100,483,416	$(656,763)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2024.

The accompanying notes are an integral part of the financial statements.

57

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF

Schedule of Investments

April 30, 2024

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 96.7%
Options on ETF – 96.7%
SPDR S&P 500 ETF Trust	September 2024	$3.87	1,415	$547,605	$70,092,068
Total Options Purchased – Calls (Cost $72,750,448)				547,605	70,092,068
OPTION PURCHASED – PUTS(b) – 4.6%
Options on ETF – 4.6%
SPDR S&P 500 ETF Trust	September 2024	523.02	1,415	74,007,330	3,329,240
Total Options Purchased – Puts (Cost $2,307,044)				74,007,330	3,329,240
				Principal
SHORT-TERM INVESTMENTS – 0.4%
Time Deposits – 0.4%
Citibank, New York, 4.670%, 5/01/24(c)				$310,589	310,589
Total Short-Term Investments (Cost $310,589)					310,589
Total Investments – 101.7% (Cost $75,368,081)					73,731,897
Other assets less liabilities – (1.7)%					(1,255,311)
Net Assets – 100.0%					$72,476,586

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2024
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,415	$564.60	September 2024	$934,933	$79,890,900	$(221,264)
				$934,933	$79,890,900	$(221,264)
PUT OPTIONS WRITTEN(b)
Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,415	$470.76	September 2024	$799,603	$66,612,540	$(992,806)
				$799,603	$66,612,540	$(992,806)
TOTAL OPTIONS WRITTEN				$1,734,536	$146,503,440	$(1,214,070)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2024.

The accompanying notes are an integral part of the financial statements.

58

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF

Schedule of Investments

April 30, 2024

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 98.1%
Options on ETF – 98.1%
SPDR S&P 500 ETF Trust	October 2024	$3.71	99	$36,729	$4,903,074
Total Options Purchased – Calls (Cost $4,903,456)				36,729	4,903,074
OPTION PURCHASED – PUTS(b) – 3.2%
Options on ETF – 3.2%
SPDR S&P 500 ETF Trust	October 2024	501.93	99	4,969,107	158,202
Total Options Purchased – Puts (Cost $158,583)				4,969,107	158,202
Total Investments – 101.3% (Cost $5,062,039)					5,061,276
Other assets less liabilities – (1.3)%					(62,801)
Net Assets – 100.0%					$4,998,475

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2024
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	99	$543.69	October 2024	$70,899	$5,382,531	$(71,280)
				$70,899	$5,382,531	$(71,280)
PUT OPTIONS WRITTEN(b)
Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	99	$451.78	October 2024	$56,940	$4,472,622	$(57,321)
				$56,940	$4,472,622	$(57,321)
TOTAL OPTIONS WRITTEN				$127,839	$9,855,153	$(128,601)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.

The accompanying notes are an integral part of the financial statements.

59

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF

Schedule of Investments

April 30, 2024

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 99.9%
Options on ETF – 99.9%
SPDR S&P 500 ETF Trust	June 2024	$3.67	220	$80,740	$10,927,701
Total Options Purchased – Calls (Cost $10,819,767)				80,740	10,927,701
OPTION PURCHASED – PUTS(b) – 0.4%
Options on ETF – 0.4%
SPDR S&P 500 ETF Trust	June 2024	458.74	220	10,092,280	39,686
Total Options Purchased – Puts (Cost $131,553)				10,092,280	39,686
				Principal
SHORT-TERM INVESTMENTS – 0.9%
Time Deposits – 0.9%
JP Morgan Chase & Co., New York, 4.670%, 5/01/24(c)				$96,206	96,206
Total Short-Term Investments (Cost $96,206)					96,206
Total Investments – 101.2% (Cost $11,047,526)					11,063,593
Other assets less liabilities – (1.2)%					(127,927)
Net Assets – 100.0%					$10,935,666

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2024
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	220	$519.87	June 2024	$130,445	$11,437,140	$(95,738)
				$130,445	$11,437,140	$(95,738)
TOTAL OPTIONS WRITTEN				$130,445	$11,437,140	$(95,738)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2024.

The accompanying notes are an integral part of the financial statements.

60

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF

Schedule of Investments

April 30, 2024

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 97.4%
Options on ETF – 97.4%
SPDR S&P 500 ETF Trust	September 2024	$3.98	1,343	$534,514	$66,511,108
Total Options Purchased – Calls (Cost $67,118,376)				534,514	66,511,108
OPTION PURCHASED – PUTS(b) – 2.5%
Options on ETF – 2.5%
SPDR S&P 500 ETF Trust	September 2024	496.92	1,343	66,736,356	1,714,192
Total Options Purchased – Puts (Cost $1,643,732)				66,736,356	1,714,192
				Principal
SHORT-TERM INVESTMENTS – 0.4%
Time Deposits – 0.4%
Sumitomo Mitsui Trust Bank Ltd., London, 4.670%, 5/01/24(c)				$270,278	270,278
Total Short-Term Investments (Cost $270,278)					270,278
Total Investments – 100.3% (Cost $69,032,386)					68,495,578
Other assets less liabilities – (0.3)%					(175,870)
Net Assets – 100.0%					$68,319,708

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2024
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,343	$569.15	September 2024	$297,761	$76,436,845	$(162,597)
				$297,761	$76,436,845	$(162,597)
TOTAL OPTIONS WRITTEN				$297,761	$76,436,845	$(162,597)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2024.

The accompanying notes are an integral part of the financial statements.

61

AIM ETF PRODUCTS TRUST

Statements of Assets and Liabilities

April 30, 2024 (unaudited)

	AllianzIM U.S. Large Cap Buffer10 Jan ETF	AllianzIM U.S. Large Cap Buffer20 Jan ETF	AllianzIM U.S. Large Cap Buffer10 Feb ETF	AllianzIM U.S. Large Cap Buffer20 Feb ETF
ASSETS
Investments, at value	$121,530,231	$419,197,673	$82,662,924	$215,130,030
TOTAL ASSETS	121,530,231	419,197,673	82,662,924	215,130,030
LIABILITIES
Payables:
Options contracts written, at value	3,173,868	15,761,049	2,297,887	7,993,785
Management fees	284,567	959,306	157,286	343,029
TOTAL LIABILITIES	3,458,435	16,720,355	2,455,173	8,336,814
NET ASSETS	$118,071,796	$402,477,318	$80,207,751	$206,793,216
COMPONENTS OF NET ASSETS
Paid-in capital	$110,121,730	$381,113,777	$74,786,380	$201,299,674
Total distributable earnings (accumulated loss)	7,950,066	21,363,541	5,421,371	5,493,542
NET ASSETS	$118,071,796	$402,477,318	$80,207,751	$206,793,216
NET ASSET VALUE PER SHARE
Net Asset Value	$32.35	$31.14	$30.27	$28.62
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	3,650,000	12,925,000	2,650,000	7,225,000
COST OF INVESTMENTS
Investments, at cost	$124,757,758	$435,616,246	$82,056,436	$212,932,663
Premiums received	$3,130,534	$10,959,423	$2,598,860	$8,327,279

The accompanying notes are an integral part of the financial statements.

62

AIM ETF PRODUCTS TRUST

Statements of Assets and Liabilities

April 30, 2024 (unaudited) (continued)

	AllianzIM U.S. Large Cap Buffer10 Mar ETF	AllianzIM U.S. Large Cap Buffer20 Mar ETF	AllianzIM U.S. Large Cap Buffer10 Apr ETF	AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF
ASSETS
Investments, at value	$102,490,852	$242,078,961	$85,929,338	$16,711,930
Receivable for investments sold	–	–	54,682	–
Receivable for Fund shares sold	–	–	1,698,874	–
TOTAL ASSETS	102,490,852	242,078,961	87,682,894	16,711,930
LIABILITIES
Due to custodian	–	–	3	64
Payables:
Investments purchased	–	–	1,775,980	–
Options contracts written, at value	2,694,616	5,761,253	2,656,704	310,050
Management fees	113,737	231,211	46,602	7,341
TOTAL LIABILITIES	2,808,353	5,992,464	4,479,289	317,455
NET ASSETS	$99,682,499	$236,086,497	$83,203,605	$16,394,475
COMPONENTS OF NET ASSETS
Paid-in capital	$99,964,902	$234,133,634	$80,283,110	$16,738,171
Total distributable earnings (accumulated loss)	(282,403)	1,952,863	2,920,495	(343,696)
NET ASSETS	$99,682,499	$236,086,497	$83,203,605	$16,394,475
NET ASSET VALUE PER SHARE
Net Asset Value	$29.76	$28.27	$33.96	$24.29
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	3,350,000	8,350,000	2,450,000	675,000
COST OF INVESTMENTS
Investments, at cost	$104,014,185	$245,694,693	$88,130,266	$17,028,354
Premiums received	$3,276,021	$8,352,358	$2,902,806	$290,159

The accompanying notes are an integral part of the financial statements.

63

AIM ETF PRODUCTS TRUST

Statements of Assets and Liabilities

April 30, 2024 (unaudited) (continued)

	AllianzIM U.S. Large Cap Buffer20 Apr ETF	AllianzIM U.S. Large Cap Buffer10 May ETF	AllianzIM U.S. Equity Buffer15 Uncapped May ETF	AllianzIM U.S. Large Cap Buffer20 May ETF
ASSETS
Investments, at value	$301,020,174	$12,386,089	$5,010,093	$41,439,793
Receivable for investments sold	32,721	12,429,061	77,433	40,380,367
Receivable for Fund shares sold	1,486,598	–	5,000,000	3,505,838
TOTAL ASSETS	302,539,493	24,815,150	10,087,526	85,325,998
LIABILITIES
Payables:
Investments purchased	1,514,313	12,300,065	5,010,855	43,505,460
Options contracts written, at value	6,545,632	408,280	77,814	1,378,530
Management fees	161,015	252,508	–	499,732
TOTAL LIABILITIES	8,220,960	12,960,853	5,088,669	45,383,722
NET ASSETS	$294,318,533	$11,854,297	$4,998,857	$39,942,276
COMPONENTS OF NET ASSETS
Paid-in capital	$284,061,434	$5,332,058	$5,000,000	$31,241,084
Total distributable earnings (accumulated loss)	10,257,099	6,522,239	(1,143)	8,701,192
NET ASSETS	$294,318,533	$11,854,297	$4,998,857	$39,942,276
NET ASSET VALUE PER SHARE
Net Asset Value	$29.72	$29.64	$24.99	$28.03
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	9,904,000	400,000	200,000	1,425,000
COST OF INVESTMENTS
Investments, at cost	$308,544,747	$12,387,906	$5,010,855	$41,445,914
Premiums received	$9,866,431	$406,463	$77,433	$1,372,408

The accompanying notes are an integral part of the financial statements.

64

AIM ETF PRODUCTS TRUST

Statements of Assets and Liabilities

April 30, 2024 (unaudited) (continued)

	AllianzIM U.S. Large Cap Buffer10 Jun ETF	AllianzIM U.S. Large Cap Buffer20 Jun ETF	AllianzIM U.S. Large Cap Buffer10 Jul ETF	AllianzIM U.S. Large Cap Buffer20 Jul ETF
ASSETS
Investments, at value	$9,129,265	$24,276,071	$31,533,113	$149,148,456
TOTAL ASSETS	9,129,265	24,276,071	31,533,113	149,148,456
LIABILITIES
Payables:
Options contracts written, at value	191,430	1,550,839	235,491	4,158,297
Management fees	168,126	373,450	480,357	1,239,203
TOTAL LIABILITIES	359,556	1,924,289	715,848	5,397,500
NET ASSETS	$8,769,709	$22,351,782	$30,817,265	$143,750,956
COMPONENTS OF NET ASSETS
Paid-in capital	$4,649,684	$16,532,120	$19,433,193	$123,937,810
Total distributable earnings (accumulated loss)	4,120,025	5,819,662	11,384,072	19,813,146
NET ASSETS	$8,769,709	$22,351,782	$30,817,265	$143,750,956
NET ASSET VALUE PER SHARE
Net Asset Value	$29.23	$27.94	$35.22	$32.49
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	300,000	800,000	875,000	4,425,000
COST OF INVESTMENTS
Investments, at cost	$9,583,196	$25,409,670	$32,976,678	$155,740,649
Premiums received	$59,177	$559,460	$239,025	$2,727,723

The accompanying notes are an integral part of the financial statements.

65

AIM ETF PRODUCTS TRUST

Statements of Assets and Liabilities

April 30, 2024 (unaudited) (continued)

	AllianzIM U.S. Large Cap Buffer10 Aug ETF	AllianzIM U.S. Large Cap Buffer20 Aug ETF	AllianzIM U.S. Large Cap Buffer10 Sep ETF	AllianzIM U.S. Large Cap Buffer20 Sep ETF
ASSETS
Investments, at value	$28,383,551	$82,260,045	$12,616,754	$37,097,667
TOTAL ASSETS	28,383,551	82,260,045	12,616,754	37,097,667
LIABILITIES
Due to custodian	235	–	–	–
Payables:
Options contracts written, at value	152,110	1,470,589	151,392	1,171,778
Management fees	339,393	870,253	82,387	182,701
TOTAL LIABILITIES	491,738	2,340,842	233,779	1,354,479
NET ASSETS	$27,891,813	$79,919,203	$12,382,975	$35,743,188
COMPONENTS OF NET ASSETS
Paid-in capital	$18,771,215	$63,438,039	$10,149,740	$32,187,124
Total distributable earnings (accumulated loss)	9,120,598	16,481,164	2,233,235	3,556,064
NET ASSETS	$27,891,813	$79,919,203	$12,382,975	$35,743,188
NET ASSET VALUE PER SHARE
Net Asset Value	$27.21	$26.86	$27.52	$26.98
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	1,025,000	2,975,000	450,000	1,325,000
COST OF INVESTMENTS
Investments, at cost	$29,981,001	$86,902,179	$13,255,912	$39,300,122
Premiums received	$188,348	$851,862	$102,654	$484,125

The accompanying notes are an integral part of the financial statements.

66

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Statements of Assets and Liabilities

April 30, 2024 (unaudited) (continued)

	AllianzIM U.S. Large Cap Buffer10 Oct ETF	AllianzIM U.S. Large Cap Buffer20 Oct ETF	AllianzIM U.S. Large Cap Buffer10 Nov ETF	AllianzIM U.S. Large Cap Buffer20 Nov ETF
ASSETS
Investments, at value	$40,875,741	$141,263,915	$10,494,456	$35,508,309
TOTAL ASSETS	40,875,741	141,263,915	10,494,456	35,508,309
LIABILITIES
Payables:
Options contracts written, at value	1,571,320	9,763,668	617,259	3,245,419
Management fees	169,833	568,527	41,044	121,132
TOTAL LIABILITIES	1,741,153	10,332,195	658,303	3,366,551
NET ASSETS	$39,134,588	$130,931,720	$9,836,153	$32,141,758
COMPONENTS OF NET ASSETS
Paid-in capital	$38,003,062	$120,999,468	$8,640,178	$30,573,350
Total distributable earnings (accumulated loss)	1,131,526	9,932,252	1,195,975	1,568,408
NET ASSETS	$39,134,588	$130,931,720	$9,836,153	$32,141,758
NET ASSET VALUE PER SHARE
Net Asset Value	$35.58	$33.79	$30.27	$29.22
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	1,100,000	3,875,000	325,000	1,100,000
COST OF INVESTMENTS
Investments, at cost	$42,709,858	$144,216,348	$10,264,294	$34,677,069
Premiums received	$528,938	$3,267,031	$194,704	$1,008,468

The accompanying notes are an integral part of the financial statements.

67

AIM ETF PRODUCTS TRUST

Statements of Assets and Liabilities

April 30, 2024 (unaudited) (continued)

	AllianzIM U.S. Large Cap Buffer10 Dec ETF	AllianzIM U.S. Large Cap Buffer20 Dec ETF	AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF	AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF
ASSETS
Investments, at value	$51,371,003	$88,364,890	$101,231,078	$18,402,134
TOTAL ASSETS	51,371,003	88,364,890	101,231,078	18,402,134
LIABILITIES
Due to custodian	–	–	1	–
Payables:
Options contracts written, at value	1,518,754	4,406,063	1,757,904	333,288
Management fees	144,363	293,467	299,029	68,797
TOTAL LIABILITIES	1,663,117	4,699,530	2,056,934	402,085
NET ASSETS	$49,707,886	$83,665,360	$99,174,144	$18,000,049
COMPONENTS OF NET ASSETS
Paid-in capital	$45,606,377	$75,323,922	$86,472,951	$16,619,552
Total distributable earnings (accumulated loss)	4,101,509	8,341,438	12,701,193	1,380,497
NET ASSETS	$49,707,886	$83,665,360	$99,174,144	$18,000,049
NET ASSET VALUE PER SHARE
Net Asset Value	$29.68	$28.85	$27.55	$25.71
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	1,675,000	2,900,000	3,600,000	700,000
COST OF INVESTMENTS
Investments, at cost	$51,870,102	$89,180,909	$105,313,600	$18,605,299
Premiums received	$1,108,268	$2,221,348	$2,322,729	$439,908

The accompanying notes are an integral part of the financial statements.

68

AIM ETF PRODUCTS TRUST

Statements of Assets and Liabilities

April 30, 2024 (unaudited) (continued)

	AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF	AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF	AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF	AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF
ASSETS
Investments, at value	$51,379,928	$73,731,897	$5,061,276	$11,063,593
Receivable for investments sold	–	–	127,839	–
Receivable for Fund shares sold	–	–	5,000,000	–
TOTAL ASSETS	51,379,928	73,731,897	10,189,115	11,063,593
LIABILITIES
Payables:
Investments purchased	–	–	5,062,039	–
Options contracts written, at value	656,763	1,214,070	128,601	95,738
Management fees	34,143	41,241	–	32,189
TOTAL LIABILITIES	690,906	1,255,311	5,190,640	127,927
NET ASSETS	$50,689,022	$72,476,586	$4,998,475	$10,935,666
COMPONENTS OF NET ASSETS
Paid-in capital	$50,673,123	$72,193,878	$5,000,000	$10,330,749
Total distributable earnings (accumulated loss)	15,899	282,708	(1,525)	604,917
NET ASSETS	$50,689,022	$72,476,586	$4,998,475	$10,935,666
NET ASSET VALUE PER SHARE
Net Asset Value	$25.03	$28.99	$24.99	$25.73
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	2,025,000	2,500,000	200,000	425,000
COST OF INVESTMENTS
Investments, at cost	$51,764,944	$75,368,081	$5,062,039	$11,047,526
Premiums received	$1,084,639	$1,734,536	$127,839	$130,445

The accompanying notes are an integral part of the financial statements.

69

AIM ETF PRODUCTS TRUST

Statements of Assets and Liabilities

April 30, 2024 (unaudited) (continued)

AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF
ASSETS
Investments, at value	$68,495,578
TOTAL ASSETS	68,495,578
LIABILITIES
Payables:
Options contracts written, at value	162,597
Management fees	13,273
TOTAL LIABILITIES	175,870
NET ASSETS	$68,319,708
COMPONENTS OF NET ASSETS
Paid-in capital	$68,734,316
Total distributable earnings (accumulated loss)	(414,608)
NET ASSETS	$68,319,708
NET ASSET VALUE PER SHARE
Net Asset Value	$24.40
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	2,800,000
COST OF INVESTMENTS
Investments, at cost	$69,032,386
Premiums received	$297,761

The accompanying notes are an integral part of the financial statements.

70

AIM ETF PRODUCTS TRUST

Statements of Operations (unaudited)

	AllianzIM U.S. Large Cap Buffer10 Jan ETF	AllianzIM U.S. Large Cap Buffer20 Jan ETF	AllianzIM U.S. Large Cap Buffer10 Feb ETF	AllianzIM U.S. Large Cap Buffer20 Feb ETF
	For the Six Months Ended April 30, 2024	For the Six Months Ended April 30, 2024	For the Six Months Ended April 30, 2024	For the Six Months Ended April 30, 2024
INVESTMENT INCOME:
Interest income	$7,717	$24,170	$3,518	$6,349
Total Investment Income	7,717	24,170	3,518	6,349
EXPENSES:
Management fees	$318,875	$1,082,655	$214,791	$438,088
Interest expense	391	–	16	–
Tax expense	–	–	2,471	469
Total Expenses	319,266	1,082,655	217,278	438,557
Expense reimbursement	–	–	(2,471)	(469)
Net Expenses	319,266	1,082,655	214,807	438,088
NET INVESTMENT INCOME (LOSS)	(311,549)	(1,058,485)	(211,289)	(431,739)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Option contracts purchased	$10,966,673	$46,350,205	$4,570,878	$5,701,147
Option contracts written	1,555,932	580,416	1,143,236	(478,888)
Net realized gain (loss)	12,522,605	46,930,621	5,714,114	5,222,259
Net change in unrealized appreciation (depreciation) on:
Options contracts purchased	(2,354,475)	(19,456,371)	1,414,781	3,664,916
Options contracts written	(1,126,498)	(9,415,802)	(693,719)	(1,596,135)
Net change in unrealized appreciation (depreciation)	(3,480,973)	(28,872,173)	721,062	2,068,781
NET REALIZED AND UNREALIZED GAIN (LOSS)	9,041,632	18,058,448	6,435,176	7,291,040
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,730,083	$16,999,963	$6,223,887	$6,859,301

The accompanying notes are an integral part of the financial statements.

71

AIM ETF PRODUCTS TRUST

Statements of Operations (unaudited) (continued)

	AllianzIM U.S. Large Cap Buffer10 Mar ETF	AllianzIM U.S. Large Cap Buffer20 Mar ETF	AllianzIM U.S. Large Cap Buffer10 Apr ETF	AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF
	For the Six Months Ended April 30, 2024	For the Six Months Ended April 30, 2024	For the Six Months Ended April 30, 2024	For the Period Ended April 30, 2024*
INVESTMENT INCOME:
Interest income	$1,400	$3,713	$4,122	$24
Total Investment Income	1,400	3,713	4,122	24
EXPENSES:
Management fees	$135,299	$291,584	$132,529	$7,341
Interest expense	45	95	3	64
Net Expenses	135,344	291,679	132,532	7,405
NET INVESTMENT INCOME (LOSS)	(133,944)	(287,966)	(128,410)	(7,381)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Option contracts purchased	$1,502,787	$5,686,773	$6,098,078	$–
Option contracts written	(342,583)	(2,353,983)	(1,072,626)	–
Net realized gain (loss)	1,160,204	3,332,790	5,025,452	–
Net change in unrealized appreciation (depreciation) on:
Options contracts purchased	(1,243,309)	(4,167,876)	(2,168,751)	(316,424)
Options contracts written	295,425	1,750,201	(713,098)	(19,891)
Net change in unrealized appreciation (depreciation)	(947,884)	(2,417,675)	(2,881,849)	(336,315)
NET REALIZED AND UNREALIZED GAIN (LOSS)	212,320	915,115	2,143,603	(336,315)
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$78,376	$627,149	$2,015,193	$(343,696)

*	The Fund commenced operations on March 28, 2024.

The accompanying notes are an integral part of the financial statements.

72

AIM ETF PRODUCTS TRUST

Statements of Operations (unaudited) (continued)

	AllianzIM U.S. Large Cap Buffer20 Apr ETF	AllianzIM U.S. Large Cap Buffer10 May ETF	AllianzIM U.S. Equity Buffer15 Uncapped May ETF	AllianzIM U.S. Large Cap Buffer20 May ETF
	For the Six Months Ended April 30, 2024	For the Six Months Ended April 30, 2024	For the Period Ended April 30, 2024*	For the Six Months Ended April 30, 2024
INVESTMENT INCOME:
Interest income	$17,570	$5,809	$–	$10,910
Total Investment Income	17,570	5,809	–	10,910
EXPENSES:
Management fees	$510,944	$104,536	$–	$205,127
Interest expense	485	–	–	–
Net Expenses	511,429	104,536	–	205,127
NET INVESTMENT INCOME (LOSS)	(493,859)	(98,727)	–	(194,217)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Option contracts purchased	$25,621,010	$6,074,220	$–	$11,268,910
Option contracts written	(10,468,165)	764,684	–	(2,117,098)
Net realized gain (loss)	15,152,845	6,838,904	–	9,151,812
Net change in unrealized appreciation (depreciation) on:
Options contracts purchased	(7,326,966)	123,127	(762)	(51,946)
Options contracts written	(1,141,081)	(1,129,219)	(381)	(2,154,999)
Net change in unrealized appreciation (depreciation)	(8,468,047)	(1,006,092)	(1,143)	(2,206,945)
NET REALIZED AND UNREALIZED GAIN (LOSS)	6,684,798	5,832,812	(1,143)	6,944,867
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,190,939	$5,734,085	$(1,143)	$6,750,650

*	The Fund commenced operations on April 30, 2024.

The accompanying notes are an integral part of the financial statements.

73

AIM ETF PRODUCTS TRUST

Statements of Operations (unaudited) (continued)

	AllianzIM U.S. Large Cap Buffer10 Jun ETF	AllianzIM U.S. Large Cap Buffer20 Jun ETF	AllianzIM U.S. Large Cap Buffer10 Jul ETF	AllianzIM U.S. Large Cap Buffer20 Jul ETF
	For the Six Months Ended April 30, 2024	For the Six Months Ended April 30, 2024	For the Six Months Ended April 30, 2024	For the Six Months Ended April 30, 2024
INVESTMENT INCOME:
Interest income	$4,561	$9,383	$13,541	$32,853
Total Investment Income	4,561	9,383	13,541	32,853
EXPENSES:
Management fees	$86,284	$170,565	$284,754	$728,816
Interest expense	–	–	119	252
Net Expenses	86,284	170,565	284,873	729,068
NET INVESTMENT INCOME (LOSS)	(81,723)	(161,182)	(271,332)	(696,215)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Option contracts purchased	$4,901,525	$9,545,747	$12,451,677	$27,529,648
Option contracts written	(35,377)	(1,214,705)	796,532	1,327,144
Net realized gain (loss)	4,866,148	8,331,042	13,248,209	28,856,792
Net change in unrealized appreciation (depreciation) on:
Options contracts purchased	137,710	422,540	1,739,921	2,445,673
Options contracts written	(590,437)	(2,863,434)	(57,631)	(6,462,513)
Net change in unrealized appreciation (depreciation)	(452,727)	(2,440,894)	1,682,290	(4,016,840)
NET REALIZED AND UNREALIZED GAIN (LOSS)	4,413,421	5,890,148	14,930,499	24,839,952
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,331,698	$5,728,966	$14,659,167	$24,143,737

The accompanying notes are an integral part of the financial statements.

74

AIM ETF PRODUCTS TRUST

Statements of Operations (unaudited) (continued)

	AllianzIM U.S. Large Cap Buffer10 Aug ETF	AllianzIM U.S. Large Cap Buffer20 Aug ETF	AllianzIM U.S. Large Cap Buffer10 Sep ETF	AllianzIM U.S. Large Cap Buffer20 Sep ETF
	For the Six Months Ended April 30, 2024	For the Six Months Ended April 30, 2024	For the Six Months Ended April 30, 2024	For the Six Months Ended April 30, 2024
INVESTMENT INCOME:
Interest income	$9,749	$27,940	$2,408	$5,703
Total Investment Income	9,749	27,940	2,408	5,703
EXPENSES:
Management fees	$244,869	$611,291	$68,090	$152,725
Interest expense	651	846	34	35
Net Expenses	245,520	612,137	68,124	152,760
NET INVESTMENT INCOME (LOSS)	(235,771)	(584,197)	(65,716)	(147,057)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Option contracts purchased	$10,152,451	$24,089,573	$3,115,086	$7,315,165
Option contracts written	855,976	(1,422,275)	223,742	(128,371)
Net realized gain (loss)	11,008,427	22,667,298	3,338,828	7,186,794
Net change in unrealized appreciation (depreciation) on:
Options contracts purchased	590,442	1,111,642	(351,030)	(1,562,773)
Options contracts written	335,785	(2,254,732)	(28,141)	(989,981)
Net change in unrealized appreciation (depreciation)	926,227	(1,143,090)	(379,171)	(2,552,754)
NET REALIZED AND UNREALIZED GAIN (LOSS)	11,934,654	21,524,208	2,959,657	4,634,040
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,698,883	$20,940,011	$2,893,941	$4,486,983

The accompanying notes are an integral part of the financial statements.

75

AIM ETF PRODUCTS TRUST

Statements of Operations (unaudited) (continued)

	AllianzIM U.S. Large Cap Buffer10 Oct ETF	AllianzIM U.S. Large Cap Buffer20 Oct ETF	AllianzIM U.S. Large Cap Buffer10 Nov ETF	AllianzIM U.S. Large Cap Buffer20 Nov ETF
	For the Six Months Ended April 30, 2024	For the Six Months Ended April 30, 2024	For the Six Months Ended April 30, 2024	For the Six Months Ended April 30, 2024
INVESTMENT INCOME:
Interest income	$4,765	$16,811	$1,487	$4,083
Total Investment Income	4,765	16,811	1,487	4,083
EXPENSES:
Management fees	$146,674	$495,464	$41,044	$121,132
Interest expense	182	–	–	–
Net Expenses	146,856	495,464	41,044	121,132
NET INVESTMENT INCOME (LOSS)	(142,091)	(478,653)	(39,557)	(117,049)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Option contracts purchased	$7,046,048	$21,607,474	$1,538,176	$4,149,398
Option contracts written	659,483	130,662	52,599	4,137
Net realized gain (loss)	7,705,531	21,738,136	1,590,775	4,153,535
Net change in unrealized appreciation (depreciation) on:
Options contracts purchased	(1,167,250)	(764,219)	231,894	834,828
Options contracts written	(1,160,022)	(7,717,817)	(420,822)	(2,233,363)
Net change in unrealized appreciation (depreciation)	(2,327,272)	(8,482,036)	(188,928)	(1,398,535)
NET REALIZED AND UNREALIZED GAIN (LOSS)	5,378,259	13,256,100	1,401,847	2,755,000
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,236,168	$12,777,447	$1,362,290	$2,637,951

The accompanying notes are an integral part of the financial statements.

76

AIM ETF PRODUCTS TRUST

Statements of Operations (unaudited) (continued)

	AllianzIM U.S. Large Cap Buffer10 Dec ETF	AllianzIM U.S. Large Cap Buffer20 Dec ETF	AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF	AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF
	For the Six Months Ended April 30, 2024	For the Six Months Ended April 30, 2024	For the Six Months Ended April 30, 2024	For the Period Ended April 30, 2024*
INVESTMENT INCOME:
Interest income	$4,692	$12,143	$21,923	$2,031
Total Investment Income	4,692	12,143	21,923	2,031
EXPENSES:
Management fees	$154,612	$334,640	$456,727	$68,797
Tax expense	7,431	46,483	–	–
Total Expenses	162,043	381,123	456,727	68,797
Expense reimbursement	(7,431)	(46,483)	–	–
Net Expenses	154,612	334,640	456,727	68,797
NET INVESTMENT INCOME (LOSS)	(149,920)	(322,497)	(434,804)	(66,766)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Option contracts purchased	$4,970,832	$12,830,061	$14,748,436	$2,168,954
Option contracts written	974,693	2,079,156	4,473,070	(625,146)
Net realized gain (loss)	5,945,525	14,909,217	19,221,506	1,543,808
Net change in unrealized appreciation (depreciation) on:
Options contracts purchased	214,354	1,529,776	53,637	(203,165)
Options contracts written	(984,600)	(5,108,568)	(1,482,432)	106,620
Net change in unrealized appreciation (depreciation)	(770,246)	(3,578,792)	(1,428,795)	(96,545)
NET REALIZED AND UNREALIZED GAIN (LOSS)	5,175,279	11,330,425	17,792,711	1,447,263
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,025,359	$11,007,928	$17,357,907	$1,380,497

*	The Fund commenced operations on January 31, 2024.

The accompanying notes are an integral part of the financial statements.

77

AIM ETF PRODUCTS TRUST

Statements of Operations (unaudited) (continued)

	AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF	AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF	AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF	AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF
	For the Period Ended April 30, 2024*	For the Six Months Ended April 30, 2024	For the Period Ended April 30, 2024**	For the Period Ended April 30, 2024***
INVESTMENT INCOME:
Interest income	$3,637	$7,259	$–	$1,211
Total Investment Income	3,637	7,259	–	1,211
EXPENSES:
Management fees	$34,143	$170,069	$–	$32,189
Net Expenses	34,143	170,069	–	32,189
NET INVESTMENT INCOME (LOSS)	(30,506)	(162,810)	–	(30,978)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Option contracts purchased	$23,919	$8,022,678	$–	$841,630
Option contracts written	(20,374)	(4,456,876)	–	(256,509)
Net realized gain (loss)	3,545	3,565,802	–	585,121
Net change in unrealized appreciation (depreciation) on:
Options contracts purchased	(385,016)	(908,803)	(763)	16,067
Options contracts written	427,876	199,886	(762)	34,707
Net change in unrealized appreciation (depreciation)	42,860	(708,917)	(1,525)	50,774
NET REALIZED AND UNREALIZED GAIN (LOSS)	46,405	2,856,885	(1,525)	635,895
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,899	$2,694,075	$(1,525)	$604,917

*	The Fund commenced operations on February 29, 2024.
**	The Fund commenced operations on April 30, 2024.
***	The Fund commenced operations on January 31, 2024.

The accompanying notes are an integral part of the financial statements.

78

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Statements of Operations (unaudited) (continued)

AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF
For the Period Ended April 30, 2024*
INVESTMENT INCOME:
Interest income	$309
Total Investment Income	309
EXPENSES:
Management fees	$13,273
Net Expenses	13,273
NET INVESTMENT INCOME (LOSS)	(12,964)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net change in unrealized appreciation (depreciation) on:
Options contracts purchased	(536,808)
Options contracts written	135,164
Net change in unrealized appreciation (depreciation)	(401,644)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(401,644)
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(414,608)

*	The Fund commenced operations on March 28, 2024.

The accompanying notes are an integral part of the financial statements.

79

AIM ETF PRODUCTS TRUST

Statements of Changes in Net Assets

	AllianzIM U.S. Large Cap Buffer10 Jan ETF		AllianzIM U.S. Large Cap Buffer20 Jan ETF
	For the Six Months Ended April 30, 2024 (unaudited)	For the Year Ended October 31, 2023	For the Six Months Ended April 30, 2024 (unaudited)	For the Year Ended October 31, 2023
OPERATIONS:
Net investment income (loss)	$(311,549)	$(400,064)	$(1,058,485)	$(616,606)
Net realized gain (loss)	12,522,605	(15,883,644)	46,930,621	(18,196,484)
Net change in unrealized appreciation (depreciation)	(3,480,973)	24,636,077	(28,872,173)	27,374,405
Net increase (decrease) in net assets resulting from operations	8,730,083	8,352,369	16,999,963	8,561,315
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	281,237,270	53,373,427	804,290,160	77,766,872
Cost of Shares redeemed	(193,884,415)	(105,045,667)	(516,516,273)	(43,586,155)
Net increase (decrease) in net assets from capital transactions	87,352,855	(51,672,240)	287,773,887	34,180,717
Total increase (decrease) in net assets	96,082,938	(43,319,871)	304,773,850	42,742,032
NET ASSETS
Beginning of Year or Period	21,988,858	65,308,729	97,703,468	54,961,436
End of Year or Period	$118,071,796	$21,988,858	$402,477,318	$97,703,468
CHANGES IN SHARES OUTSTANDING
Shares issued	8,925,000	2,000,000	26,225,000	2,875,000
Shares redeemed	(6,075,000)	(3,775,000)	(16,725,000)	(1,600,000)
Net increase (decrease) in Shares outstanding	2,850,000	(1,775,000)	9,500,000	1,275,000
Shares outstanding, Beginning of Year or Period	800,000	2,575,000	3,425,000	2,150,000
Shares outstanding, End of Year or Period	3,650,000	800,000	12,925,000	3,425,000

The accompanying notes are an integral part of the financial statements.

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Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Large Cap Buffer10 Feb ETF		AllianzIM U.S. Large Cap Buffer20 Feb ETF
	For the Six Months Ended April 30, 2024 (unaudited)	For the Period Ended October 31, 2023*	For the Six Months Ended April 30, 2024 (unaudited)	For the Period Ended October 31, 2023*
OPERATIONS:
Net investment income (loss)	$(211,289)	$(159,006)	$(431,739)	$(287,710)
Net realized gain (loss)	5,714,114	1,261,849	5,222,259	2,560,450
Net change in unrealized appreciation (depreciation)	721,062	186,399	2,068,781	462,080
Net increase (decrease) in net assets resulting from operations	6,223,887	1,289,242	6,859,301	2,734,820
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from distributable earnings	(100,657)	–	(74,492)	–
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	129,918,283	64,488,141	261,622,270	120,088,435
Cost of Shares redeemed	(84,849,688)	(36,761,457)	(111,391,668)	(73,045,450)
Net increase (decrease) in net assets from capital transactions	45,068,595	27,726,684	150,230,602	47,042,985
Total increase (decrease) in net assets	51,191,825	29,015,926	157,015,411	49,777,805
NET ASSETS
Beginning of Period	29,015,926	–	49,777,805	–
End of Period	$80,207,751	$29,015,926	$206,793,216	$49,777,805
CHANGES IN SHARES OUTSTANDING
Shares issued	4,400,000	2,500,000	9,275,000	4,675,000
Shares redeemed	(2,875,000)	(1,375,000)	(3,975,000)	(2,750,000)
Net increase (decrease) in Shares outstanding	1,525,000	1,125,000	5,300,000	1,925,000
Shares outstanding, Beginning of Period	1,125,000	–	1,925,000	–
Shares outstanding, End of Period	2,650,000	1,125,000	7,225,000	1,925,000

*	The Fund commenced operations on January 31, 2023.

The accompanying notes are an integral part of the financial statements.

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Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Large Cap Buffer10 Mar ETF		AllianzIM U.S. Large Cap Buffer20 Mar ETF
	For the Six Months Ended April 30, 2024 (unaudited)	For the Period Ended October 31, 2023*	For the Six Months Ended April 30, 2024 (unaudited)	For the Period Ended October 31, 2023*
OPERATIONS:
Net investment income (loss)	$(133,944)	$(40,757)	$(287,966)	$(125,240)
Net realized gain (loss)	1,160,204	543,946	3,332,790	129,255
Net change in unrealized appreciation (depreciation)	(947,884)	5,956	(2,417,675)	1,393,048
Net increase (decrease) in net assets resulting from operations	78,376	509,145	627,149	1,397,063
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	110,925,072	16,286,396	262,484,786	27,549,854
Cost of Shares redeemed	(19,232,670)	(8,883,820)	(52,664,030)	(3,308,325)
Net increase (decrease) in net assets from capital transactions	91,692,402	7,402,576	209,820,756	24,241,529
Total increase (decrease) in net assets	91,770,778	7,911,721	210,447,905	25,638,592
NET ASSETS
Beginning of Period	7,911,721	–	25,638,592	–
End of Period	$99,682,499	$7,911,721	$236,086,497	$25,638,592
CHANGES IN SHARES OUTSTANDING
Shares issued	3,700,000	625,000	9,250,000	1,100,000
Shares redeemed	(650,000)	(325,000)	(1,875,000)	(125,000)
Net increase (decrease) in Shares outstanding	3,050,000	300,000	7,375,000	975,000
Shares outstanding, Beginning of Period	300,000	–	975,000	–
Shares outstanding, End of Period	3,350,000	300,000	8,350,000	975,000

*	The Fund commenced operations on February 28, 2023.

The accompanying notes are an integral part of the financial statements.

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Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Large Cap Buffer10 Apr ETF		AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF
	For the Six Months Ended April 30, 2024 (unaudited)	For the Year Ended October 31, 2023	For the Period Ended April 30, 2024* (unaudited)
OPERATIONS:
Net investment income (loss)	$(128,410)	$(206,650)	$(7,381)
Net realized gain (loss)	5,025,452	(3,279,651)	–
Net change in unrealized appreciation (depreciation)	(2,881,849)	6,470,154	(336,315)
Net increase (decrease) in net assets resulting from operations	2,015,193	2,983,853	(343,696)
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	86,460,080	42,271,608	16,738,171
Cost of Shares redeemed	(33,291,790)	(35,612,758)	–
Net increase (decrease) in net assets from capital transactions	53,168,290	6,658,850	16,738,171
Total increase (decrease) in net assets	55,183,483	9,642,703	16,394,475
NET ASSETS
Beginning of Year or Period	28,020,122	18,377,419	–
End of Year or Period	$83,203,605	$28,020,122	$16,394,475
CHANGES IN SHARES OUTSTANDING
Shares issued	2,500,000	1,450,000	675,000
Shares redeemed	(975,000)	(1,200,000)	–
Net increase (decrease) in Shares outstanding	1,525,000	250,000	675,000
Shares outstanding, Beginning of Year or Period	925,000	675,000	–
Shares outstanding, End of Year or Period	2,450,000	925,000	675,000

*	The Fund commenced operations on March 28, 2024.

The accompanying notes are an integral part of the financial statements.

83

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Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Large Cap Buffer20 Apr ETF		AllianzIM U.S. Large Cap Buffer10 May ETF
	For the Six Months Ended April 30, 2024 (unaudited)	For the Year Ended October 31, 2023	For the Six Months Ended April 30, 2024 (unaudited)	For the Period Ended October 31, 2023*
OPERATIONS:
Net investment income (loss)	$(493,859)	$(797,009)	$(98,727)	$(141,035)
Net realized gain (loss)	15,152,845	(9,008,523)	6,838,904	(73,269)
Net change in unrealized appreciation (depreciation)	(8,468,047)	16,788,284	(1,006,092)	1,002,458
Net increase (decrease) in net assets resulting from operations	6,190,939	6,982,752	5,734,085	788,154
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	312,611,972	183,372,781	36,857,693	43,673,363
Cost of Shares redeemed	(153,651,452)	(119,754,880)	(73,870,623)	(1,328,375)
Net increase (decrease) in net assets from capital transactions	158,960,520	63,617,901	(37,012,930)	42,344,988
Total increase (decrease) in net assets	165,151,459	70,600,653	(31,278,845)	43,133,142
NET ASSETS
Beginning of Year or Period	129,167,074	58,566,421	43,133,142	–
End of Year or Period	$294,318,533	$129,167,074	$11,854,297	$43,133,142
CHANGES IN SHARES OUTSTANDING
Shares issued	10,400,000	6,800,000	1,275,000	1,750,000
Shares redeemed	(5,150,000)	(4,400,000)	(2,575,000)	(50,000)
Net increase (decrease) in Shares outstanding	5,250,000	2,400,000	(1,300,000)	1,700,000
Shares outstanding, Beginning of Year or Period	4,654,000	2,254,000	1,700,000	–
Shares outstanding, End of Year or Period	9,904,000	4,654,000	400,000	1,700,000

*	The Fund commenced operations on April 28, 2023.

The accompanying notes are an integral part of the financial statements.

84

AIM ETF PRODUCTS TRUST

Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Equity Buffer15 Uncapped May ETF	AllianzIM U.S. Large Cap Buffer20 May ETF
	For the Period Ended April 30, 2024* (unaudited)	For the Six Months Ended April 30, 2024 (unaudited)	For the Period Ended October 31, 2023**
OPERATIONS:
Net investment income (loss)	$–	$(194,217)	$(290,426)
Net realized gain (loss)	–	9,151,812	46,266
Net change in unrealized appreciation (depreciation)	(1,143)	(2,206,945)	2,194,702
Net increase (decrease) in net assets resulting from operations	(1,143)	6,750,650	1,950,542
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	5,000,000	82,545,312	90,544,870
Cost of Shares redeemed	–	(127,539,585)	(14,309,513)
Net increase (decrease) in net assets from capital transactions	5,000,000	(44,994,273)	76,235,357
Total increase (decrease) in net assets	4,998,857	(38,243,623)	78,185,899
NET ASSETS
Beginning of Period	–	78,185,899	–
End of Period	$4,998,857	$39,942,276	$78,185,899
CHANGES IN SHARES OUTSTANDING
Shares issued	200,000	2,975,000	3,625,000
Shares redeemed	–	(4,625,000)	(550,000)
Net increase (decrease) in Shares outstanding	200,000	(1,650,000)	3,075,000
Shares outstanding, Beginning of Period	–	3,075,000	–
Shares outstanding, End of Period	200,000	1,425,000	3,075,000

*	The Fund commenced operations on April 30, 2024.
**	The Fund commenced operations on April 28, 2023.

The accompanying notes are an integral part of the financial statements.

85

AIM ETF PRODUCTS TRUST

Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Large Cap Buffer10 Jun ETF		AllianzIM U.S. Large Cap Buffer20 Jun ETF
	For the Six Months Ended April 30, 2024 (unaudited)	For the Period Ended October 31, 2023*	For the Six Months Ended April 30, 2024 (unaudited)	For the Period Ended October 31, 2023*
OPERATIONS:
Net investment income (loss)	$(81,723)	$(78,216)	$(161,182)	$(193,620)
Net realized gain (loss)	4,866,148	–	8,331,042	(31,600)
Net change in unrealized appreciation (depreciation)	(452,727)	(133,457)	(2,440,894)	315,916
Net increase (decrease) in net assets resulting from operations	4,331,698	(211,673)	5,728,966	90,696
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	14,233,216	29,251,585	28,147,009	68,364,862
Cost of Shares redeemed	(38,835,117)	–	(78,682,404)	(1,297,347)
Net increase (decrease) in net assets from capital transactions	(24,601,901)	29,251,585	(50,535,395)	67,067,515
Total increase (decrease) in net assets	(20,270,203)	29,039,912	(44,806,429)	67,158,211
NET ASSETS
Beginning of Period	29,039,912	–	67,158,211	–
End of Period	$8,769,709	$29,039,912	$22,351,782	$67,158,211
CHANGES IN SHARES OUTSTANDING
Shares issued	500,000	1,150,000	1,025,000	2,700,000
Shares redeemed	(1,350,000)	–	(2,875,000)	(50,000)
Net increase (decrease) in Shares outstanding	(850,000)	1,150,000	(1,850,000)	2,650,000
Shares outstanding, Beginning of Period	1,150,000	–	2,650,000	–
Shares outstanding, End of Period	300,000	1,150,000	800,000	2,650,000

*	The Fund commenced operations on May 31, 2023.

The accompanying notes are an integral part of the financial statements.

86

AIM ETF PRODUCTS TRUST

Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Large Cap Buffer10 Jul ETF		AllianzIM U.S. Large Cap Buffer20 Jul ETF
	For the Six Months Ended April 30, 2024 (unaudited)	For the Year Ended October 31, 2023	For the Six Months Ended April 30, 2024 (unaudited)	For the Year Ended October 31, 2023
OPERATIONS:
Net investment income (loss)	$(271,332)	$(430,334)	$(696,215)	$(1,101,151)
Net realized gain (loss)	13,248,209	(1,283,325)	28,856,792	(3,662,985)
Net change in unrealized appreciation (depreciation)	1,682,290	4,572,324	(4,016,840)	13,626,102
Net increase (decrease) in net assets resulting from operations	14,659,167	2,858,665	24,143,737	8,861,966
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	105,653,550	103,532,703	186,280,686	231,568,421
Cost of Shares redeemed	(178,395,109)	(62,426,817)	(278,942,863)	(150,969,163)
Net increase (decrease) in net assets from capital transactions	(72,741,559)	41,105,886	(92,662,177)	80,599,258
Total increase (decrease) in net assets	(58,082,392)	43,964,551	(68,518,440)	89,461,224
NET ASSETS
Beginning of Year or Period	88,899,657	44,935,106	212,269,396	122,808,172
End of Year or Period	$30,817,265	$88,899,657	$143,750,956	$212,269,396
CHANGES IN SHARES OUTSTANDING
Shares issued	3,025,000	3,375,000	5,800,000	7,900,000
Shares redeemed	(5,075,000)	(2,075,000)	(8,675,000)	(5,200,000)
Net increase (decrease) in Shares outstanding	(2,050,000)	1,300,000	(2,875,000)	2,700,000
Shares outstanding, Beginning of Year or Period	2,925,000	1,625,000	7,300,000	4,600,000
Shares outstanding, End of Year or Period	875,000	2,925,000	4,425,000	7,300,000

The accompanying notes are an integral part of the financial statements.

87

AIM ETF PRODUCTS TRUST

Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Large Cap Buffer10 Aug ETF		AllianzIM U.S. Large Cap Buffer20 Aug ETF
	For the Six Months Ended April 30, 2024 (unaudited)	For the Period Ended October 31, 2023*	For the Six Months Ended April 30, 2024 (unaudited)	For the Period Ended October 31, 2023*
OPERATIONS:
Net investment income (loss)	$(235,771)	$(90,846)	$(584,197)	$(248,639)
Net realized gain (loss)	11,008,427	–	22,667,298	(92,437)
Net change in unrealized appreciation (depreciation)	926,227	(2,487,439)	(1,143,090)	(4,117,771)
Net increase (decrease) in net assets resulting from operations	11,698,883	(2,578,285)	20,940,011	(4,458,847)
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	93,671,129	58,474,424	196,024,752	162,623,715
Cost of Shares redeemed	(133,374,338)	–	(292,729,858)	(2,480,570)
Net increase (decrease) in net assets from capital transactions	(39,703,209)	58,474,424	(96,705,106)	160,143,145
Total increase (decrease) in net assets	(28,004,326)	55,896,139	(75,765,095)	155,684,298
NET ASSETS
Beginning of Period	55,896,139	–	155,684,298	–
End of Period	$27,891,813	$55,896,139	$79,919,203	$155,684,298
CHANGES IN SHARES OUTSTANDING
Shares issued	3,475,000	2,375,000	7,400,000	6,575,000
Shares redeemed	(4,825,000)	–	(10,900,000)	(100,000)
Net increase (decrease) in Shares outstanding	(1,350,000)	2,375,000	(3,500,000)	6,475,000
Shares outstanding, Beginning of Period	2,375,000	–	6,475,000	–
Shares outstanding, End of Period	1,025,000	2,375,000	2,975,000	6,475,000

*	The Fund commenced operations on July 31, 2023.

The accompanying notes are an integral part of the financial statements.

88

AIM ETF PRODUCTS TRUST

Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Large Cap Buffer10 Sep ETF		AllianzIM U.S. Large Cap Buffer20 Sep ETF
	For the Six Months Ended April 30, 2024 (unaudited)	For the Period Ended October 31, 2023*	For the Six Months Ended April 30, 2024 (unaudited)	For the Period Ended October 31, 2023*
OPERATIONS:
Net investment income (loss)	$(65,716)	$(13,611)	$(147,057)	$(28,572)
Net realized gain (loss)	3,338,828	(254,925)	7,186,794	(419,610)
Net change in unrealized appreciation (depreciation)	(379,171)	(308,725)	(2,552,754)	(337,354)
Net increase (decrease) in net assets resulting from operations	2,893,941	(577,261)	4,486,983	(785,536)
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	32,220,724	26,512,261	50,924,947	60,647,984
Cost of Shares redeemed	(35,808,915)	(12,857,775)	(51,146,200)	(28,384,990)
Net increase (decrease) in net assets from capital transactions	(3,588,191)	13,654,486	(221,253)	32,262,994
Total increase (decrease) in net assets	(694,250)	13,077,225	4,265,730	31,477,458
NET ASSETS
Beginning of Period	13,077,225	–	31,477,458	–
End of Period	$12,382,975	$13,077,225	$35,743,188	$31,477,458
CHANGES IN SHARES OUTSTANDING
Shares issued	1,200,000	1,075,000	1,925,000	2,450,000
Shares redeemed	(1,300,000)	(525,000)	(1,900,000)	(1,150,000)
Net increase (decrease) in Shares outstanding	(100,000)	550,000	25,000	1,300,000
Shares outstanding, Beginning of Period	550,000	–	1,300,000	–
Shares outstanding, End of Period	450,000	550,000	1,325,000	1,300,000

*	The Fund commenced operations on August 31, 2023.

The accompanying notes are an integral part of the financial statements.

89

AIM ETF PRODUCTS TRUST

Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Large Cap Buffer10 Oct ETF		AllianzIM U.S. Large Cap Buffer20 Oct ETF
	For the Six Months Ended April 30, 2024 (unaudited)	For the Year Ended October 31, 2023	For the Six Months Ended April 30, 2024 (unaudited)	For the Year Ended October 31, 2023
OPERATIONS:
Net investment income (loss)	$(142,091)	$(387,370)	$(478,653)	$(936,797)
Net realized gain (loss)	7,705,531	9,945,326	21,738,136	20,965,609
Net change in unrealized appreciation (depreciation)	(2,327,272)	(3,093,603)	(8,482,036)	(4,394,282)
Net increase (decrease) in net assets resulting from operations	5,236,168	6,464,353	12,777,447	15,634,530
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	41,505,017	79,114,682	136,323,516	135,014,828
Cost of Shares redeemed	(44,209,795)	(113,270,208)	(147,388,690)	(177,264,650)
Net increase (decrease) in net assets from capital transactions	(2,704,778)	(34,155,526)	(11,065,174)	(42,249,822)
Total increase (decrease) in net assets	2,531,390	(27,691,173)	1,712,273	(26,615,292)
NET ASSETS
Beginning of Year or Period	36,603,198	64,294,371	129,219,447	155,834,739
End of Year or Period	$39,134,588	$36,603,198	$130,931,720	$129,219,447
CHANGES IN SHARES OUTSTANDING
Shares issued	1,175,000	2,500,000	4,100,000	4,375,000
Shares redeemed	(1,250,000)	(3,625,000)	(4,425,000)	(5,850,000)
Net increase (decrease) in Shares outstanding	(75,000)	(1,125,000)	(325,000)	(1,475,000)
Shares outstanding, Beginning of Year or Period	1,175,000	2,300,000	4,200,000	5,675,000
Shares outstanding, End of Year or Period	1,100,000	1,175,000	3,875,000	4,200,000

The accompanying notes are an integral part of the financial statements.

90

AIM ETF PRODUCTS TRUST

Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Large Cap Buffer10 Nov ETF		AllianzIM U.S. Large Cap Buffer20 Nov ETF
	For the Six Months Ended April 30, 2024 (unaudited)	For the Year Ended October 31, 2023	For the Six Months Ended April 30, 2024 (unaudited)	For the Year Ended October 31, 2023
OPERATIONS:
Net investment income (loss)	$(39,557)	$(101,036)	$(117,049)	$(212,832)
Net realized gain (loss)	1,590,775	1,494,478	4,153,535	3,006,741
Net change in unrealized appreciation (depreciation)	(188,928)	(1,478)	(1,398,535)	(5,189)
Net increase (decrease) in net assets resulting from operations	1,362,290	1,391,964	2,637,951	2,788,720
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	15,899,430	21,602,320	47,096,732	53,955,951
Cost of Shares redeemed	(16,821,587)	(18,596,277)	(37,061,472)	(42,274,137)
Net increase (decrease) in net assets from capital transactions	(922,157)	3,006,043	10,035,260	11,681,814
Total increase (decrease) in net assets	440,133	4,398,007	12,673,211	14,470,534
NET ASSETS
Beginning of Year or Period	9,396,020	4,998,013	19,468,547	4,998,013
End of Year or Period	$9,836,153	$9,396,020	$32,141,758	$19,468,547
CHANGES IN SHARES OUTSTANDING
Shares issued	550,000	825,000	1,675,000	2,075,000
Shares redeemed	(575,000)	(675,000)	(1,300,000)	(1,550,000)
Net increase (decrease) in Shares outstanding	(25,000)	150,000	375,000	525,000
Shares outstanding, Beginning of Year or Period	350,000	200,000	725,000	200,000
Shares outstanding, End of Year or Period	325,000	350,000	1,100,000	725,000

The accompanying notes are an integral part of the financial statements.

91

AIM ETF PRODUCTS TRUST

Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Large Cap Buffer10 Dec ETF		AllianzIM U.S. Large Cap Buffer20 Dec ETF
	For the Six Months Ended April 30, 2024 (unaudited)	For the Period Ended October 31, 2023*	For the Six Months Ended April 30, 2024 (unaudited)	For the Period Ended October 31, 2023*
OPERATIONS:
Net investment income (loss)	$(149,920)	$(127,951)	$(322,497)	$(630,174)
Net realized gain (loss)	5,945,525	2,084,540	14,909,217	7,874,450
Net change in unrealized appreciation (depreciation)	(770,246)	(139,339)	(3,578,792)	578,058
Net increase (decrease) in net assets resulting from operations	5,025,359	1,817,250	11,007,928	7,822,334
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from distributable earnings	(242,065)	–	(1,319,660)	–
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	108,031,609	87,443,296	209,375,907	221,316,061
Cost of Shares redeemed	(82,338,648)	(70,028,915)	(209,812,130)	(154,725,080)
Net increase (decrease) in net assets from capital transactions	25,692,961	17,414,381	(436,223)	66,590,981
Total increase (decrease) in net assets	30,476,255	19,231,631	9,252,045	74,413,315
NET ASSETS
Beginning of Period	19,231,631	–	74,413,315	–
End of Period	$49,707,886	$19,231,631	$83,665,360	$74,413,315
CHANGES IN SHARES OUTSTANDING
Shares issued	3,800,000	3,400,000	7,475,000	8,675,000
Shares redeemed	(2,875,000)	(2,650,000)	(7,475,000)	(5,775,000)
Net increase (decrease) in Shares outstanding	925,000	750,000	–	2,900,000
Shares outstanding, Beginning of Period	750,000	–	2,900,000	–
Shares outstanding, End of Period	1,675,000	750,000	2,900,000	2,900,000

*	The Fund commenced operations on November 30, 2022.

The accompanying notes are an integral part of the financial statements.

92

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Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF		AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF	AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF
	For the Six Months Ended April 30, 2024 (unaudited)	For the Year Ended October 31, 2023	For the Period Ended April 30, 2024* (unaudited)	For the Period Ended April 30, 2024** (unaudited)
OPERATIONS:
Net investment income (loss)	$(434,804)	$(408,937)	$(66,766)	$(30,506)
Net realized gain (loss)	19,221,506	1,525,696	1,543,808	3,545
Net change in unrealized appreciation (depreciation)	(1,428,795)	195,189	(96,545)	42,860
Net increase (decrease) in net assets resulting from operations	17,357,907	1,311,948	1,380,497	15,899
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	274,447,900	166,638,788	60,742,147	56,346,025
Cost of Shares redeemed	(309,015,685)	(78,475,482)	(44,122,595)	(5,672,902)
Net increase (decrease) in net assets from capital transactions	(34,567,785)	88,163,306	16,619,552	50,673,123
Total increase (decrease) in net assets	(17,209,878)	89,475,254	18,000,049	50,689,022
NET ASSETS
Beginning of Year or Period	116,384,022	26,908,768	–	–
End of Year or Period	$99,174,144	$116,384,022	$18,000,049	$50,689,022
CHANGES IN SHARES OUTSTANDING
Shares issued	10,350,000	6,900,000	2,400,000	2,250,000
Shares redeemed	(11,525,000)	(3,300,000)	(1,700,000)	(225,000)
Net increase (decrease) in Shares outstanding	(1,175,000)	3,600,000	700,000	2,025,000
Shares outstanding, Beginning of Year or Period	4,775,000	1,175,000	–	–
Shares outstanding, End of Year or Period	3,600,000	4,775,000	700,000	2,025,000

*	The Fund commenced operations on January 31, 2024.
**	The Fund commenced operations on February 29, 2024.

The accompanying notes are an integral part of the financial statements.

93

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Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF		AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF	AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF
	For the Six Months Ended April 30, 2024 (unaudited)	For the Year Ended October 31, 2023	For the Period Ended April 30, 2024* (unaudited)	For the Period Ended April 30, 2024** (unaudited)
OPERATIONS:
Net investment income (loss)	$(162,810)	$(316,739)	$–	$(30,978)
Net realized gain (loss)	3,565,802	6,303,401	–	585,121
Net change in unrealized appreciation (depreciation)	(708,917)	(1,442,352)	(1,525)	50,774
Net increase (decrease) in net assets resulting from operations	2,694,075	4,544,310	(1,525)	604,917
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	80,524,149	153,927,819	5,000,000	24,672,289
Cost of Shares redeemed	(53,254,413)	(149,877,615)	–	(14,341,540)
Net increase (decrease) in net assets from capital transactions	27,269,736	4,050,204	5,000,000	10,330,749
Total increase (decrease) in net assets	29,963,811	8,594,514	4,998,475	10,935,666
NET ASSETS
Beginning of Year or Period	42,512,775	33,918,261	–	–
End of Year or Period	$72,476,586	$42,512,775	$4,998,475	$10,935,666
CHANGES IN SHARES OUTSTANDING
Shares issued	2,750,000	5,775,000	200,000	975,000
Shares redeemed	(1,825,000)	(5,600,000)	–	(550,000)
Net increase (decrease) in Shares outstanding	925,000	175,000	200,000	425,000
Shares outstanding, Beginning of Year or Period	1,575,000	1,400,000	–	–
Shares outstanding, End of Year or Period	2,500,000	1,575,000	200,000	425,000

*	The Fund commenced operations on April 30, 2024.
**	The Fund commenced operations on January 31, 2024.

The accompanying notes are an integral part of the financial statements.

94

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Statements of Changes in Net Assets (continued)

AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF
For the Period Ended April 30, 2024* (unaudited)
OPERATIONS:
Net investment income (loss)	$(12,964)
Net change in unrealized appreciation (depreciation)	(401,644)
Net increase (decrease) in net assets resulting from operations	(414,608)
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	68,734,316
Net increase (decrease) in net assets from capital transactions	68,734,316
Total increase (decrease) in net assets	68,319,708
NET ASSETS
Beginning of Period	–
End of Period	$68,319,708
CHANGES IN SHARES OUTSTANDING
Shares issued	2,800,000
Net increase (decrease) in Shares outstanding	2,800,000
Shares outstanding, Beginning of Period	–
Shares outstanding, End of Period	2,800,000

*	The Fund commenced operations on March 28, 2024.

The accompanying notes are an integral part of the financial statements.

95

 AIM ETF PRODUCTS TRUST

Financial Highlights

	AllianzIM U.S. Large Cap Buffer10 Jan ETF
	For the Six Months Ended April 30, 2024 (unaudited)	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022	For the Period Ended September 30, 2021*
NET ASSET VALUE, Beginning of Period	$27.49	$25.36	$23.85	$27.37	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.12)	(0.19)	(0.02)	(0.19)	(0.15)
Net realized and unrealized gain (loss)	4.98	2.32	1.53	(3.33)	2.52
Total income (loss) from operations	4.86	2.13	1.51	(3.52)	2.37
NET ASSET VALUE, End of Period	$32.35	$27.49	$25.36	$23.85	$27.37
MARKET PRICE, End of Period	$32.38	$27.50	$25.37	$23.75	$27.39
NET ASSET VALUE, Total Return(b)	17.69%	8.37%	6.35%	(12.87)%	9.48%
MARKET PRICE, Total Return(c)	17.71%	8.43%	6.80%	(13.29)%	9.56%
Net assets, End of Period ($ thousands)	$118,072	$21,989	$65,309	$60,816	$43,109
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%	0.74%†	0.74%	0.74%†
Net Investment Income	(0.72)%†	(0.72)%	(0.74)%†	(0.74)%	(0.74)%†
Portfolio turnover(d)	—	—	—	—	—

*	The Fund commenced operations on December 31, 2020.
+	Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

96

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Financial Highlights (continued)

	AllianzIM U.S. Large Cap Buffer20 Jan ETF
	For the Six Months Ended April 30, 2024 (unaudited)	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022	For the Period Ended September 30, 2021*
NET ASSET VALUE, Beginning of Period	$28.53	$25.56	$24.60	$26.22	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.11)	(0.20)	(0.02)	(0.19)	(0.14)
Net realized and unrealized gain (loss)	2.72	3.17	0.98	(1.43)	1.36
Total income (loss) from operations	2.61	2.97	0.96	(1.62)	1.22
NET ASSET VALUE, End of Period	$31.14	$28.53	$25.56	$24.60	$26.22
MARKET PRICE, End of Period	$31.14	$28.55	$25.54	$24.51	$26.26
NET ASSET VALUE, Total Return(b)	9.16%	11.59%	3.90%	(6.18)%	4.90%
MARKET PRICE, Total Return(c)	9.09%	11.79%	4.17%	(6.67)%	5.06%
Net assets, End of Period ($ thousands)	$402,477	$97,703	$54,961	$54,745	$58,350
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%	0.74%†	0.74%	0.74%†
Net Investment Income	(0.72)%†	(0.71)%	(0.74)%†	(0.74)%	(0.74)%†
Portfolio turnover(d)	—	—	—	—	—

*	The Fund commenced operations on December 31, 2020.
+	Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

97

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Financial Highlights (continued)

	AllianzIM U.S. Large Cap Buffer10 Feb ETF		AllianzIM U.S. Large Cap Buffer20 Feb ETF
	For the Six Months Ended April 30, 2024 (unaudited)	For the Period Ended October 31, 2023*	For the Six Months Ended April 30, 2024 (unaudited)	For the Period Ended October 31, 2023*
NET ASSET VALUE, Beginning of Period	$25.79	$25.00	$25.86	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.11)Ԑ	(0.14)	(0.10)Ԓ	(0.14)
Net realized and unrealized gain (loss)	4.69	0.93	2.90	1.00
Total income (loss) from operations	4.58	0.79	2.80	0.86
Distributions:
From net realized gains	(0.10)	—	(0.04)	—
NET ASSET VALUE, End of Period	$30.27	$25.79	$28.62	$25.86
MARKET PRICE, End of Period	$30.30	$25.82	$28.61	$25.89
NET ASSET VALUE, Total Return(b)	17.74%Ԑ	3.17%	10.86%Ԓ	3.43%
MARKET PRICE, Total Return(c)	17.74%	3.29%	10.69%	3.56%
Net assets, End of Period ($ thousands)	$80,208	$29,016	$206,793	$49,778
Ratios of Average Net Assets
Total Expenses	0.75%†Ԑ	0.74%†	0.74%†Ԓ	0.74%†
Net Expenses	0.74%†	0.74%†	0.74%†	0.74%†
Net Investment Income	(0.73)%†Ԑ	(0.71)%†	(0.73)%†Ԓ	(0.71)%†
Portfolio turnover(d)	—	—	—	—

*	The Fund commenced operations on January 31, 2023.
†	Annualized.
Ԑ	The expense reimbursement on the Statement of Operations represents a voluntary reimbursement from the Administrator, Brown Brothers Harriman & Co. The impact of this voluntary reimbursement was immaterial to the net investment income per share and the Fund’s total return, representing less than $0.005 per share. Without this voluntary reimbursement the ratio of average net assets to net investment income would have been (0.74)%.
Ԓ	The expense reimbursement on the Statement of Operations represents a voluntary reimbursement from the Administrator, Brown Brothers Harriman & Co. The impact of this voluntary reimbursement was immaterial to the Fund’s net investment income per share and the Fund’s total return, representing less than $0.005 per share and 0.005% of net investment income.
(a)	Per share amounts have been calculated using the average shares method.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

98

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Financial Highlights (continued)

	AllianzIM U.S. Large Cap Buffer10 Mar ETF		AllianzIM U.S. Large Cap Buffer20 Mar ETF
	For the Six Months Ended April 30, 2024 (unaudited)	For the Period Ended October 31, 2023*	For the Six Months Ended April 30, 2024 (unaudited)	For the Period Ended October 31, 2023*
NET ASSET VALUE, Beginning of Period	$26.37	$25.00	$26.30	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.11)	(0.13)	(0.11)	(0.12)
Net realized and unrealized gain (loss)	3.50	1.50	2.08	1.42
Total income (loss) from operations	3.39	1.37	1.97	1.30
NET ASSET VALUE, End of Period	$29.76	$26.37	$28.27	$26.30
MARKET PRICE, End of Period	$29.79	$26.40	$28.29	$26.31
NET ASSET VALUE, Total Return(b)	12.83%	5.49%	7.52%	5.18%
MARKET PRICE, Total Return(c)	12.85%	5.59%	7.51%	5.26%
Net assets, End of Period ($ thousands)	$99,682	$7,912	$236,086	$25,639
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%†	0.74%†	0.74%†
Net Investment Income	(0.73)%†	(0.73)%†	(0.73)%†	(0.71)%†
Portfolio turnover(d)	—	—	—	—

*	The Fund commenced operations on February 28, 2023.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

99

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Financial Highlights (continued)

	AllianzIM U.S. Large Cap Buffer10 Apr ETF
	For the Six Months Ended April 30, 2024 (unaudited)	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Period Ended September 30, 2020*
NET ASSET VALUE, Beginning of Period	$30.29	$27.23	$25.83	$28.06	$26.20	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.12)	(0.21)	(0.02)	(0.21)	(0.20)	(0.07)
Net realized and unrealized gain (loss)	3.79	3.27	1.42	(2.02)	3.28	1.27
Total income (loss) from operations	3.67	3.06	1.40	(2.23)	3.08	1.20
Distributions:
From net realized gains	—	—	—	—	(1.22)	—
NET ASSET VALUE, End of Period	$33.96	$30.29	$27.23	$25.83	$28.06	$26.20
MARKET PRICE, End of Period	$34.00	$30.33	$27.19	$25.70	$28.04	$26.27
NET ASSET VALUE, Total Return(b)	12.11%	11.26%	5.41%	(7.94)%	12.13%	4.78%
MARKET PRICE, Total Return(c)	12.09%	11.56%	5.81%	(8.37)%	11.77%	5.07%
Net assets, End of Period ($ thousands)	$83,204	$28,020	$18,377	$17,434	$15,431	$3,274
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%	0.74%†	0.74%	0.74%	0.74%†
Net Investment Income	(0.72)%†	(0.72)%	(0.74)%†	(0.74)%	(0.74)%	(0.74)%†
Portfolio turnover(d)	—	—	—	—	—	—

*	The Fund commenced operations on May 28, 2020.
+	Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

100

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Financial Highlights (continued)

AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF
For the Period Ended April 30, 2024* (unaudited)
NET ASSET VALUE, Beginning of Period	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.02)
Net realized and unrealized gain (loss)	(0.69)
Total income (loss) from operations	(0.71)
NET ASSET VALUE, End of Period	$24.29
MARKET PRICE, End of Period	$24.31
NET ASSET VALUE, Total Return(b)	(2.85)%
MARKET PRICE, Total Return(c)	(2.76)%
Net assets, End of Period ($ thousands)	$16,394
Ratios of Average Net Assets
Net Expenses	0.74%†
Net Investment Income	(0.72)%†
Portfolio turnover(d)	—

*	The Fund commenced operations on March 28, 2024.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

101

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Financial Highlights (continued)

	AllianzIM U.S. Large Cap Buffer20 Apr ETF
	For the Six Months Ended April 30, 2024 (unaudited)	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Period Ended September 30, 2020*
NET ASSET VALUE, Beginning of Period	$27.75	$25.98	$25.16	$26.49	$25.69	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.11)	(0.20)	(0.02)	(0.19)	(0.20)	(0.06)
Net realized and unrealized gain (loss)	2.08	1.97	0.84	(1.14)	1.70	0.75
Total income (loss) from operations	1.97	1.77	0.82	(1.33)	1.50	0.69
Distributions:
From net realized gains	—	—	—	—	(0.70)	—
NET ASSET VALUE, End of Period	$29.72	$27.75	$25.98	$25.16	$26.49	$25.69
MARKET PRICE, End of Period	$29.77	$27.76	$25.95	$25.05	$26.53	$25.75
NET ASSET VALUE, Total Return(b)	7.07%	6.81%	3.29%	(5.02)%	5.90%	2.78%
MARKET PRICE, Total Return(c)	7.26%	6.94%	3.62%	(5.57)%	5.81%	3.02%
Net assets, End of Period ($ thousands)	$294,319	$129,167	$58,566	$57,961	$23,281	$3,315
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%	0.74%†	0.74%	0.74%	0.74%†
Net Investment Income	(0.72)%†	(0.71)%	(0.74)%†	(0.74)%	(0.74)%	(0.74)%†
Portfolio turnover(d)	—	—	—	—	—	—

*	The Fund commenced operations on May 28, 2020.
+	Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

102

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Financial Highlights (continued)

	AllianzIM U.S. Large Cap Buffer10 May ETF		AllianzIM U.S. Equity Buffer15 Uncapped May ETF	AllianzIM U.S. Large Cap Buffer20 May ETF
	For the Six Months Ended April 30, 2024 (unaudited)	For the Period Ended October 31, 2023*	For the Period Ended April 30, 2024** (unaudited)	For the Six Months Ended April 30, 2024 (unaudited)	For the Period Ended October 31, 2023*
NET ASSET VALUE, Beginning of Period	$25.37	$25.00	$25.00	$25.43	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.10)	(0.09)	—	(0.09)	(0.10)
Net realized and unrealized gain (loss)	4.37	0.46	(0.01)	2.69	0.53
Total income (loss) from operations	4.27	0.37	(0.01)	2.60	0.43
NET ASSET VALUE, End of Period	$29.64	$25.37	$24.99	$28.03	$25.43
MARKET PRICE, End of Period	$29.65	$25.38	—	$28.06	$25.50
NET ASSET VALUE, Total Return(b)	16.80%	1.49%	(0.02)%	10.24%	1.71%
MARKET PRICE, Total Return(c)	16.82%	1.54%	—	10.04%	2.01%
Net assets, End of Period ($ thousands)	$11,854	$43,133	$4,999	$39,942	$78,186
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%†	—	0.74%†	0.74%†
Net Investment Income	(0.70)%†	(0.71)%†	—	(0.70)%†	(0.73)%†
Portfolio turnover(d)	—	—	—	—	—

*	The Fund commenced operations on April 28, 2023.
**	The Fund commenced operations on April 30, 2024.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

103

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Financial Highlights (continued)

	AllianzIM U.S. Large Cap Buffer10 Jun ETF		AllianzIM U.S. Large Cap Buffer20 Jun ETF
	For the Six Months Ended April 30, 2024 (unaudited)	For the Period Ended October 31, 2023*	For the Six Months Ended April 30, 2024 (unaudited)	For the Period Ended October 31, 2023*
NET ASSET VALUE, Beginning of Period	$25.25	$25.00	$25.34	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.10)	(0.08)	(0.09)	(0.08)
Net realized and unrealized gain (loss)	4.08	0.33	2.69	0.42
Total income (loss) from operations	3.98	0.25	2.60	0.34
NET ASSET VALUE, End of Period	$29.23	$25.25	$27.94	$25.34
MARKET PRICE, End of Period	$29.25	$25.30	$27.94	$25.34
NET ASSET VALUE, Total Return(b)	15.76%	1.01%	10.25%	1.37%
MARKET PRICE, Total Return(c)	15.63%	1.20%	10.26%	1.36%
Net assets, End of Period ($ thousands)	$8,770	$29,040	$22,352	$67,158
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%†	0.74%†	0.74%†
Net Investment Income	(0.70)%†	(0.71)%†	(0.70)%†	(0.71)%†
Portfolio turnover(d)	—	—	—	—

*	The Fund commenced operations on May 31, 2023.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

104

AIM ETF PRODUCTS TRUST

Financial Highlights (continued)

	AllianzIM U.S. Large Cap Buffer10 Jul ETF
	For the Six Months Ended April 30, 2024 (unaudited)	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Period Ended September 30, 2020*
NET ASSET VALUE, Beginning of Period	$30.39	$27.65	$26.22	$27.87	$26.17	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.12)	(0.22)	(0.02)	(0.21)	(0.21)	(0.05)
Net realized and unrealized gain (loss)	4.95	2.96	1.45	(1.44)	2.94	1.22
Total income (loss) from operations	4.83	2.74	1.43	(1.65)	2.73	1.17
Distributions:
From net realized gains	—	—	—	—	(1.03)	—
NET ASSET VALUE, End of Period	$35.22	$30.39	$27.65	$26.22	$27.87	$26.17
MARKET PRICE, End of Period	$35.21	$30.48	$27.70	$26.13	$27.85	$26.27
NET ASSET VALUE, Total Return(b)	15.88%	9.91%	5.47%	(5.92)%	10.64%	4.68%
MARKET PRICE, Total Return(c)	15.52%	10.02%	6.04%	(6.19)%	10.14%	5.08%
Net assets, End of Period ($ thousands)	$30,817	$88,900	$44,935	$38,015	$32,745	$3,271
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%	0.74%†	0.74%	0.74%	0.74%†
Net Investment Income	(0.71)%†	(0.72)%	(0.74)%†	(0.74)%	(0.74)%	(0.74)%†
Portfolio turnover(d)	—	—	—	—	—	—

*	The Fund commenced operations on June 30, 2020.
+	Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

105

AIM ETF PRODUCTS TRUST

Financial Highlights (continued)

	AllianzIM U.S. Large Cap Buffer20 Jul ETF
	For the Six Months Ended April 30, 2024 (unaudited)	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Period Ended September 30, 2020*
NET ASSET VALUE, Beginning of Period	$29.08	$26.70	$25.77	$26.47	$25.68	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.11)	(0.21)	(0.02)	(0.20)	(0.20)	(0.05)
Net realized and unrealized gain (loss)	3.52	2.59	0.95	(0.50)	1.57	0.73
Total income (loss) from operations	3.41	2.38	0.93	(0.70)	1.37	0.68
Distributions:
From net realized gains	—	—	—	—	(0.58)	—
NET ASSET VALUE, End of Period	$32.49	$29.08	$26.70	$25.77	$26.47	$25.68
MARKET PRICE, End of Period	$32.47	$29.08	$26.75	$25.76	$26.51	$25.76
NET ASSET VALUE, Total Return(b)	11.72%	8.92%	3.59%	(2.66)%	5.43%	2.72%
MARKET PRICE, Total Return(c)	11.66%	8.73%	3.82%	(2.83)%	5.23%	3.06%
Net assets, End of Period ($ thousands)	$143,751	$212,269	$122,808	$112,104	$43,021	$3,852
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%	0.74%†	0.74%	0.74%	0.74%†
Net Investment Income	(0.71)%†	(0.72)%	(0.74)%†	(0.74)%	(0.74)%	(0.74)%†
Portfolio turnover(d)	—	—	—	—	—	—

*	The Fund commenced operations on June 30, 2020.
+	Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

106

AIM ETF PRODUCTS TRUST

Financial Highlights (continued)

	AllianzIM U.S. Large Cap Buffer10 Aug ETF		AllianzIM U.S. Large Cap Buffer20 Aug ETF
	For the Six Months Ended April 30, 2024 (unaudited)	For the Period Ended October 31, 2023*	For the Six Months Ended April 30, 2024 (unaudited)	For the Period Ended October 31, 2023*
NET ASSET VALUE, Beginning of Period	$23.54	$25.00	$24.04	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.09)	(0.04)	(0.09)	(0.04)
Net realized and unrealized gain (loss)	3.76	(1.42)	2.91	(0.92)
Total income (loss) from operations	3.67	(1.46)	2.82	(0.96)
NET ASSET VALUE, End of Period	$27.21	$23.54	$26.86	$24.04
MARKET PRICE, End of Period	$27.24	$23.58	$26.89	$24.05
NET ASSET VALUE, Total Return(b)	15.62%	(5.86)%	11.73%	(3.82)%
MARKET PRICE, Total Return(c)	15.56%	(5.70)%	11.79%	(3.80)%
Net assets, End of Period ($ thousands)	$27,892	$55,896	$79,919	$155,684
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%†	0.74%†	0.74%†
Net Investment Income	(0.71)%†	(0.71)%†	(0.71)%†	(0.71)%†
Portfolio turnover(d)	—	—	—	—

*	The Fund commenced operations on July 31, 2023.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

107

AIM ETF PRODUCTS TRUST

Financial Highlights (continued)

	AllianzIM U.S. Large Cap Buffer10 Sep ETF		AllianzIM U.S. Large Cap Buffer20 Sep ETF
	For the Six Months Ended April 30, 2024 (unaudited)	For the Period Ended October 31, 2023*	For the Six Months Ended April 30, 2024 (unaudited)	For the Period Ended October 31, 2023*
NET ASSET VALUE, Beginning of Period.	$23.78	$25.00	$24.21	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.09)	(0.03)	(0.09)	(0.03)
Net realized and unrealized gain (loss)	3.83	(1.19)	2.86	(0.76)
Total income (loss) from operations	3.74	(1.22)	2.77	(0.79)
NET ASSET VALUE, End of Period	$27.52	$23.78	$26.98	$24.21
MARKET PRICE, End of Period	$27.53	$23.87	$26.98	$24.21
NET ASSET VALUE, Total Return(b)	15.73%	(4.89)%	11.41%	(3.15)%
MARKET PRICE, Total Return(c)	15.33%	(4.51)%	11.43%	(3.16)%
Net assets, End of Period ($ thousands)	$12,383	$13,077	$35,743	$31,477
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%†	0.74%†	0.74%†
Net Investment Income	(0.71)%†	(0.70)%†	(0.71)%†	(0.71)%†
Portfolio turnover(d)	—	—	—	—

*	The Fund commenced operations on August 31, 2023.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

108

AIM ETF PRODUCTS TRUST

Financial Highlights (continued)

	AllianzIM U.S. Large Cap Buffer10 Oct ETF
	For the Six Months Ended April 30, 2024 (unaudited)	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Period Ended September 30, 2020*
NET ASSET VALUE, Beginning of Period	$31.15	$27.95	$26.63	$28.80	$25.00	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.12)	(0.21)	(0.02)	(0.21)	(0.20)	—
Net realized and unrealized gain (loss)	4.55	3.41	1.34	(1.96)	4.00	—
Total income (loss) from operations	4.43	3.20	1.32	(2.17)	3.80	—
NET ASSET VALUE, End of Period	$35.58	$31.15	$27.95	$26.63	$28.80	$25.00
MARKET PRICE, End of Period	$35.58	$31.23	$28.05	$26.71	$28.84	—
NET ASSET VALUE, Total Return(b)	14.21%	11.44%	4.97%	(7.54)%	15.23%	—
MARKET PRICE, Total Return(c)	13.95%	11.32%	5.01%	(7.37)%	15.35%	—
Net assets, End of Period ($ thousands)	$39,135	$36,603	$64,294	$43,941	$39,606	$24,998
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%	0.74%†	0.74%	0.74%	—
Net Investment Income	(0.72)%†	(0.71)%	(0.72)%†	(0.74)%	(0.74)%	—
Portfolio turnover(d)	—	—	—	—	—	—

*	The Fund commenced operations on September 30, 2020.
+	Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

109

AIM ETF PRODUCTS TRUST

Financial Highlights (continued)

	AllianzIM U.S. Large Cap Buffer20 Oct ETF
	For the Six Months Ended April 30, 2024 (unaudited)	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Period Ended September 30, 2020*
NET ASSET VALUE, Beginning of Period	$30.77	$27.46	$26.69	$26.89	$25.00	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.12)	(0.21)	(0.02)	(0.20)	(0.19)	—
Net realized and unrealized gain (loss)	3.14	3.52	0.79	—	2.08	—
Total income (loss) from operations	3.02	3.31	0.77	(0.20)	1.89	—
NET ASSET VALUE, End of Period	$33.79	$30.77	$27.46	$26.69	$26.89	$25.00
MARKET PRICE, End of Period	$33.79	$30.85	$27.52	$26.75	$26.92	—
NET ASSET VALUE, Total Return(b)	9.82%	12.04%	2.90%	(0.75)%	7.57%	—
MARKET PRICE, Total Return(c)	9.53%	12.09%	2.91%	(0.65)%	7.68%	—
Net assets, End of Period ($ thousands)	$130,932	$129,219	$155,835	$87,396	$30,922	$24,998
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%	0.74%†	0.74%	0.74%	—
Net Investment Income	(0.71)%†	(0.71)%	(0.72)%†	(0.74)%	(0.74)%	—
Portfolio turnover(d)	—	—	—	—	—	—

*	The Fund commenced operations on September 30, 2020.
+	Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

110

AIM ETF PRODUCTS TRUST

Financial Highlights (continued)

	AllianzIM U.S. Large Cap Buffer10 Nov ETF
	For the Six Months Ended April 30, 2024 (unaudited)	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022*
NET ASSET VALUE, Beginning of Period.	$26.85	$24.99	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.10)	(0.19)	—
Net realized and unrealized gain (loss)	3.52	2.05	(0.01)
Total income (loss) from operations	3.42	1.86	(0.01)
NET ASSET VALUE, End of Period	$30.27	$26.85	$24.99
MARKET PRICE, End of Period	$30.26	$26.91	—
NET ASSET VALUE, Total Return(b)	12.74%	7.43%	(0.04)%
MARKET PRICE, Total Return(c)	12.46%	7.64%	—
Net assets, End of Period ($ thousands)	$9,836	$9,396	$4,998
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%	—
Net Investment Income	(0.71)%†	(0.71)%	—
Portfolio turnover(d)	—	—	—

*	The Fund commenced operations on October 31, 2022.
(a)	Per share amounts have been calculated using the average shares method.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

111

AIM ETF PRODUCTS TRUST

Financial Highlights (continued)

	AllianzIM U.S. Large Cap Buffer20 Nov ETF
	For the Six Months Ended April 30, 2024 (unaudited)	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022*
NET ASSET VALUE, Beginning of Period.	$26.85	$24.99	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.10)	(0.19)	—
Net realized and unrealized gain (loss)	2.47	2.05	(0.01)
Total income (loss) from operations	2.37	1.86	(0.01)
NET ASSET VALUE, End of Period	$29.22	$26.85	$24.99
MARKET PRICE, End of Period	$29.21	$26.89	—
NET ASSET VALUE, Total Return(b)	8.81%	7.46%	(0.04)%
MARKET PRICE, Total Return(c)	8.61%	7.57%	—
Net assets, End of Period ($ thousands)	$32,142	$19,469	$4,998
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%	—
Net Investment Income	(0.72)%†	(0.71)%	—
Portfolio turnover(d)	—	—	—

*	The Fund commenced operations on October 31, 2022.
(a)	Per share amounts have been calculated using the average shares method.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

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Financial Highlights (continued)

	AllianzIM U.S. Large Cap Buffer10 Dec ETF		AllianzIM U.S. Large Cap Buffer20 Dec ETF
	For the Six Months Ended April 30, 2024 (unaudited)	For the Period Ended October 31, 2023*	For the Six Months Ended April 30, 2024 (unaudited)	For the Period Ended October 31, 2023*
NET ASSET VALUE, Beginning of Period.	$25.64	$25.00	$25.66	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.10)Ԑ	(0.17)	(0.10)Ԓ	(0.17)
Net realized and unrealized gain (loss)	4.28	0.81	3.65	0.83
Total income (loss) from operations	4.18	0.64	3.55	0.66
Distributions:
From net realized gains	(0.14)	—	(0.36)	—
NET ASSET VALUE, End of Period	$29.68	$25.64	$28.85	$25.66
MARKET PRICE, End of Period	$29.69	$25.66	$28.84	$25.70
NET ASSET VALUE, Total Return(b)	16.29%Ԑ	2.57%	13.86%Ԓ	2.64%
MARKET PRICE, Total Return(c)	16.24%	2.65%	13.66%	2.80%
Net assets, End of Period ($ thousands)	$49,708	$19,232	$83,665	$74,413
Ratios of Average Net Assets
Total Expenses	0.78%†Ԑ	0.74%†	0.85%†Ԓ	0.74%†
Net Expenses	0.74%†	0.74%†	0.74%†	0.74%†
Net Investment Income	(0.72)%†Ԑ	(0.71)%†	(0.71)%†Ԓ	(0.71)%†
Portfolio turnover(d)	—	—	—	—

*	The Fund commenced operations on November 30, 2022.
†	Annualized.
Ԑ	The expense reimbursement on the Statement of Operations represents a voluntary reimbursement from the Administrator, Brown Brothers Harriman & Co. Without this voluntary reimbursement the net investment income per share would be $(0.11), the net asset value per share would be $29.67, the net asset value total return would be 16.28% and the ratio of average net assets to net investment income would have been (0.75)%.
Ԓ	The expense reimbursement on the Statement of Operations represents a voluntary reimbursement from the Administrator, Brown Brothers Harriman & Co. Without this voluntary reimbursement the net investment income per share would be $(0.11), the net asset value per share would be $28.83, the net asset value total return would be 13.80% and the ratio of average net assets to net investment income would have been (0.82)%.
(a)	Per share amounts have been calculated using the average shares method.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

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Financial Highlights (continued)

	AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF
	For the Six Months Ended April 30, 2024 (unaudited)	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022+	For the Period Ended September 30, 2022*
NET ASSET VALUE, Beginning of Period.	$24.37	$22.90	$21.89	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.09)	(0.17)	(0.01)	(0.13)
Net realized and unrealized gain (loss)	3.27	1.64	1.02	(2.98)
Total income (loss) from operations	3.18	1.47	1.01	(3.11)
NET ASSET VALUE, End of Period	$27.55	$24.37	$22.90	$21.89
MARKET PRICE, End of Period	$27.58	$24.46	$22.90	$21.88
NET ASSET VALUE, Total Return(b)	13.03%	6.43%	4.61%	(12.43)%
MARKET PRICE, Total Return(c)	12.77%	6.79%	4.70%	(12.50)%
Net assets, End of Period ($ thousands)	$99,174	$116,384	$26,909	$25,177
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%	0.74%†	0.74%†
Net Investment Income	(0.70)%†	(0.71)%	(0.74)%†	(0.74)%†
Portfolio turnover(d)	—	—	—	—

*	The Fund commenced operations on December 31, 2021.
+	Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

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Financial Highlights (continued)

	AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF	AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF
	For the Period Ended April 30, 2024* (unaudited)	For the Period Ended April 30, 2024** (unaudited)
NET ASSET VALUE, Beginning of Period.	$25.00	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.05)	(0.03)
Net realized and unrealized gain (loss)	0.76	0.06
Total income (loss) from operations	0.71	0.03
NET ASSET VALUE, End of Period	$25.71	$25.03
MARKET PRICE, End of Period	$25.73	$25.05
NET ASSET VALUE, Total Return(b)	2.86%	0.13%
MARKET PRICE, Total Return(c)	2.91%	0.19%
Net assets, End of Period ($ thousands)	$18,000	$50,689
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%†
Net Investment Income	(0.71)%†	(0.65)%†
Portfolio turnover(d)	—	—

*	The Fund commenced operations on January 31, 2024.
**	The Fund commenced operations on February 29, 2024.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

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Financial Highlights (continued)

	AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF
	For the Six Months Ended April 30, 2024 (unaudited)	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022	For the Period Ended September 30, 2021*
NET ASSET VALUE, Beginning of Period.	$26.99	$24.23	$23.26	$25.00	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.10)	(0.19)	(0.01)	(0.19)	—
Net realized and unrealized gain (loss)	2.10	2.95	0.98	(1.55)	—**
Total income (loss) from operations	2.00	2.76	0.97	(1.74)	—
NET ASSET VALUE, End of Period	$28.99	$26.99	$24.23	$23.26	$25.00
MARKET PRICE, End of Period	$29.01	$27.03	$24.24	$23.32	—
NET ASSET VALUE, Total Return(b)	7.40%	11.41%	4.16%	(6.96)%	—
MARKET PRICE, Total Return(c)	7.31%	11.51%	3.94%	(6.70)%	—
Net assets, End of Period ($ thousands)	$72,477	$42,513	$33,918	$26,748	$14,998
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%	0.74%†	0.74%	—
Net Investment Income	(0.71)%†	(0.71)%	(0.72)%†	(0.74)%	—
Portfolio turnover(d)	—	—	—	—	—

*	The Fund commenced operations on September 30, 2021.
**	Rounds to less than $0.005.
+	Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

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Financial Highlights (continued)

	AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF	AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF	AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF
	For the Period Ended April 30, 2024* (unaudited)	For the Period Ended April 30, 2024** (unaudited)	For the Period Ended April 30, 2024*** (unaudited)
NET ASSET VALUE, Beginning of Period.	$25.00	$25.00	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	—	(0.05)	(0.02)
Net realized and unrealized gain (loss)	(0.01)	0.78	(0.58)
Total income (loss) from operations	(0.01)	0.73	(0.60)
NET ASSET VALUE, End of Period	$24.99	$25.73	$24.40
MARKET PRICE, End of Period	—	$25.76	$24.42
NET ASSET VALUE, Total Return(b)	(0.03)%	2.92%	(2.40)%
MARKET PRICE, Total Return(c)	—	3.03%	(2.32)%
Net assets, End of Period ($ thousands)	$4,998	$10,936	$68,320
Ratios of Average Net Assets
Net Expenses	—	0.74%†	0.74%†
Net Investment Income	—	(0.70)%†	(0.70)%†
Portfolio turnover(d)	—	—	—

*	The Fund commenced operations on April 30, 2024.
**	The Fund commenced operations on January 31, 2024.
***	The Fund commenced operations on March 28, 2024.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

117

AIM ETF PRODUCTS TRUST

Notes to Financial Statements

April 30, 2024 (unaudited)

NOTE 1 – ORGANIZATION

The AIM ETF Products Trust (the “Trust”) is a Delaware statutory trust organized on December 17, 2019. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers shares of thirty-three separate series: AllianzIM U.S. Large Cap Buffer10 Jan ETF, AllianzIM U.S. Large Cap Buffer20 Jan ETF, AllianzIM U.S. Large Cap Buffer10 Feb ETF, AllianzIM U.S. Large Cap Buffer20 Feb ETF, AllianzIM U.S. Large Cap Buffer10 Mar ETF, AllianzIM U.S. Large Cap Buffer20 Mar ETF, AllianzIM U.S. Large Cap Buffer10 Apr ETF, AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF, AllianzIM U.S. Large Cap Buffer20 Apr ETF, AllianzIM U.S. Large Cap Buffer10 May ETF, AllianzIM U.S. Equity Buffer15 Uncapped May ETF, AllianzIM U.S. Large Cap Buffer20 May ETF, AllianzIM U.S. Large Cap Buffer10 Jun ETF, AllianzIM U.S. Large Cap Buffer20 Jun ETF, AllianzIM U.S. Large Cap Buffer10 Jul ETF, AllianzIM U.S. Large Cap Buffer20 Jul ETF, AllianzIM U.S. Large Cap Buffer10 Aug ETF, AllianzIM U.S. Large Cap Buffer20 Aug ETF, AllianzIM U.S. Large Cap Buffer10 Sep ETF, AllianzIM U.S. Large Cap Buffer20 Sep ETF, AllianzIM U.S. Large Cap Buffer10 Oct ETF, AllianzIM U.S. Large Cap Buffer20 Oct ETF, AllianzIM U.S. Large Cap Buffer10 Nov ETF, AllianzIM U.S. Large Cap Buffer20 Nov ETF, AllianzIM U.S. Large Cap Buffer10 Dec ETF, AllianzIM U.S. Large Cap Buffer20 Dec ETF, AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF, AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF, AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF, AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF, AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF, AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF and AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF (each, a “Fund” and collectively, the “Funds”). AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF and AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF commenced operations on January 31, 2024. AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF commenced operations on February 29, 2024. AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF and AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF commenced operations on March 28, 2024. AllianzIM U.S. Equity Buffer15 Uncapped May ETF and AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF commenced operations on April 30, 2024.

Each Fund (other than the AllianzIM U.S. Large Cap Buffer10 Jan ETF, AllianzIM U.S. Large Cap Buffer20 Jan ETF, AllianzIM U.S. Large Cap Buffer10 Apr ETF, AllianzIM U.S. Large Cap Buffer20 Apr ETF, AllianzIM U.S. Large Cap Buffer10 Jul ETF, AllianzIM U.S. Large Cap Buffer20 Jul ETF, AllianzIM U.S. Large Cap Buffer10 Oct ETF and AllianzIM U.S. Large Cap Buffer20 Oct ETF) is a non-diversified series of the Trust. Each of AllianzIM U.S. Large Cap Buffer10 Jan ETF, AllianzIM U.S. Large Cap Buffer20 Jan ETF, AllianzIM U.S. Large Cap Buffer10 Apr ETF, AllianzIM U.S. Large Cap Buffer20 Apr ETF, AllianzIM U.S. Large Cap Buffer10 Jul ETF, AllianzIM U.S. Large Cap Buffer20 Jul ETF, AllianzIM U.S. Large Cap Buffer10 Oct ETF and AllianzIM U.S. Large Cap Buffer20 Oct ETF (collectively, the “Diversified Funds”) is a diversified series of the Trust. The Funds’ investment adviser is Allianz Investment Management LLC (the “Adviser”). The Funds’ distributor is Foreside Fund Services, LLC (the “Distributor”).

AllianzIM U.S. Large Cap Buffer10 Jan ETF, AllianzIM U.S. Large Cap Buffer10 Feb ETF, AllianzIM U.S. Large Cap Buffer10 Mar ETF, AllianzIM U.S. Large Cap Buffer10 Apr ETF, AllianzIM U.S. Large Cap Buffer10 May ETF, AllianzIM U.S. Large Cap Buffer10 Jun ETF, AllianzIM U.S. Large Cap Buffer10 Jul ETF, AllianzIM U.S. Large Cap Buffer10 Aug ETF, AllianzIM U.S. Large Cap Buffer10 Sep ETF, AllianzIM U.S. Large Cap Buffer10 Oct ETF, AllianzIM U.S. Large Cap Buffer10 Nov ETF, AllianzIM U.S. Large Cap Buffer10 Dec ETF, AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF, AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF, AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF, AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF and AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF seek to match, at the end of the current Outcome Period (as defined in such Fund’s prospectus), the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a specified upside Cap, while providing a Buffer against the first 10% of Underlying ETF losses. The Cap and the Buffer will be reduced after taking into account management fees and other Fund fees and expenses.

AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF and AllianzIM U.S. Equity Buffer15 Uncapped May ETF seek to provide, at the end of the current Outcome Period (as defined in such Fund’s prospectus), returns that track the share price returns of the Underlying ETF that are in excess of the Spread in positive markets environments, while providing downside protection with a Buffer against the first 15% of Underlying ETF losses. The stated Spread and Buffer are before Fund fees and expenses.

AllianzIM U.S. Large Cap Buffer20 Jan ETF, AllianzIM U.S. Large Cap Buffer20 Feb ETF, AllianzIM U.S. Large Cap Buffer20 Mar ETF, AllianzIM U.S. Large Cap Buffer20 Apr ETF, AllianzIM U.S. Large Cap Buffer20 May ETF, AllianzIM U.S. Large Cap Buffer20 Jun ETF, AllianzIM U.S. Large Cap Buffer20 Jul ETF, AllianzIM U.S. Large Cap Buffer20 Aug ETF, AllianzIM U.S. Large Cap Buffer20 Sep ETF, AllianzIM U.S. Large Cap Buffer20 Oct ETF, AllianzIM U.S. Large Cap Buffer20 Nov ETF and AllianzIM U.S. Large Cap Buffer20 Dec ETF seek to match, at the end of the current Outcome Period (as defined in such Fund’s prospectus), the

118

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Notes to Financial Statements

April 30, 2024 (unaudited) (continued)

share price returns of the Underlying ETF, up to a specified upside Cap, while providing a Buffer against the first 20% of Underlying ETF losses. The Cap and the Buffer will be reduced after taking into account management fees and other Fund fees and expenses.

AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF and AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF seek to match, at the end of the current Outcome Period (as defined in such Fund’s prospectus), the share price returns of the Underlying ETF, up to a specified upside Cap, while providing a Floor with protection to a maximum loss of 5%. The stated Cap and Floor are before Fund fees and expenses.

The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Underlying Index”). The Underlying Index is a large-cap, market-weighted, U.S. equities index. The Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Underlying Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Underlying Index. The Funds that invest in the FLexible EXchange® Options (“FLEX Options”) on the Underlying ETF will not receive or benefit from any dividend payments made by the Underlying ETF.

Each Fund is a separate series of the Trust, and each share of a Fund represents an equal proportionate interest in the Fund. All consideration received by the Trust for a Fund’s shares and all assets of a Fund belong solely to that Fund and would be subject to liabilities related thereto.

The net asset value (“NAV”) is determined as of the close of trading (normally 4:00 p.m., Eastern Time) on each day the New York Stock Exchange (“NYSE” or “Exchange”) is open for business. NAV is calculated for each Fund by taking the value of the Fund’s total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing such amount by the total number of Shares outstanding. The result, rounded to the nearest cent, is the NAV per share.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require the use of estimates and assumptions to be made by management. These may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

a.	Basis of Presentation

The financial statements have been prepared in conformity with GAAP as detailed in the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”). Each Fund is an investment company and follows the accounting and reporting guidance in FASB Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

b.	Investment Valuation

The Funds’ investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Funds’ assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.

Options purchased and written by the Funds generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.

The Funds place excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Funds. These are classified as short-term investments in the Funds’ Schedule of Investments.

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Notes to Financial Statements

April 30, 2024 (unaudited) (continued)

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets for identical assets

•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following tables summarize the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of April 30, 2024:

AllianzIM U.S. Large Cap Buffer10 Jan ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$118,491,908	$—	$118,491,908
Option Purchased - Puts	—	2,833,182	—	2,833,182
Short-Term Investments
Time Deposits	205,141	—	—	205,141
Total Assets	$205,141	$121,325,090	$—	$121,530,231
Liabilities
Call Options Written	$—	$(1,881,597)	$—	$(1,881,597)
Put Options Written	—	(1,292,271)	—	(1,292,271)
Total Liabilities	$—	$(3,173,868)	$—	$(3,173,868)

AllianzIM U.S. Large Cap Buffer20 Jan ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$408,782,709	$—	$408,782,709
Option Purchased - Puts	—	9,791,515	—	9,791,515
Short-Term Investments
Time Deposits	623,449	—	—	623,449
Total Assets	$623,449	$418,574,224	$—	$419,197,673
Liabilities
Call Options Written	$—	$(13,513,924)	$—	$(13,513,924)
Put Options Written	—	(2,247,125)	—	(2,247,125)
Total Liabilities	$—	$(15,761,049)	$—	$(15,761,049)
120

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Notes to Financial Statements

April 30, 2024 (unaudited) (continued)

AllianzIM U.S. Large Cap Buffer10 Feb ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$80,221,978	$—	$80,221,978
Option Purchased - Puts	—	2,333,653	—	2,333,653
Short-Term Investments
Time Deposits	107,293	—	—	107,293
Total Assets	$107,293	$82,555,631	$—	$82,662,924
Liabilities
Call Options Written	$—	$(1,209,477)	$—	$(1,209,477)
Put Options Written	—	(1,088,410)	—	(1,088,410)
Total Liabilities	$—	$(2,297,887)	$—	$(2,297,887)

AllianzIM U.S. Large Cap Buffer20 Feb ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$208,596,466	$—	$208,596,466
Option Purchased - Puts	—	6,078,433	—	6,078,433
Short-Term Investments
Time Deposits	455,131	—	—	455,131
Total Assets	$455,131	$214,674,899	$—	$215,130,030
Liabilities
Call Options Written	$—	$(6,559,665)	$—	$(6,559,665)
Put Options Written	—	(1,434,120)	—	(1,434,120)
Total Liabilities	$—	$(7,993,785)	$—	$(7,993,785)

AllianzIM U.S. Large Cap Buffer10 Mar ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$97,981,806	$—	$97,981,806
Option Purchased - Puts	—	4,415,015	—	4,415,015
Short-Term Investments
Time Deposits	94,031	—	—	94,031
Total Assets	$94,031	$102,396,821	$—	$102,490,852
Liabilities
Call Options Written	$—	$(651,591)	$—	$(651,591)
Put Options Written	—	(2,043,025)	—	(2,043,025)
Total Liabilities	$—	$(2,694,616)	$—	$(2,694,616)

AllianzIM U.S. Large Cap Buffer20 Mar ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$231,404,672	$—	$231,404,672
Option Purchased - Puts	—	10,443,668	—	10,443,668
Short-Term Investments
Time Deposits	230,621	—	—	230,621
Total Assets	$230,621	$241,848,340	$—	$242,078,961
Liabilities
Call Options Written	$—	$(3,446,084)	$—	$(3,446,084)
Put Options Written	—	(2,315,169)	—	(2,315,169)
Total Liabilities	$—	$(5,761,253)	$—	$(5,761,253)

121

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April 30, 2024 (unaudited) (continued)

AllianzIM U.S. Large Cap Buffer10 Apr ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$81,029,472	$—	$—	$81,029,472
Option Purchased - Puts	4,831,716	—	—	4,831,716
Short-Term Investments
Time Deposits	68,150	—	—	68,150
Total Assets	$85,929,338	$—	$—	$85,929,338
Liabilities
Call Options Written	$(335,376)	$—	$—	$(335,376)
Put Options Written	(2,321,328)	—	—	(2,321,328)
Total Liabilities	$(2,656,704)	$—	$—	$(2,656,704)

AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$15,542,101	$—	$15,542,101
Option Purchased - Puts	—	1,168,768	—	1,168,768
Short-Term Investments
Time Deposits	1,061	—	—	1,061
Total Assets	$1,061	$16,710,869	$—	$16,711,930
Liabilities
Put Options Written	$(310,050)	$—	$—	$(310,050)
Total Liabilities	$(310,050)	$—	$—	$(310,050)

AllianzIM U.S. Large Cap Buffer20 Apr ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$283,795,786	$—	$—	$283,795,786
Option Purchased - Puts	17,038,234	—	—	17,038,234
Short-Term Investments
Time Deposits	186,154	—	—	186,154
Total Assets	$301,020,174	$—	$—	$301,020,174
Liabilities
Call Options Written	$(2,667,806)	$—	$—	$(2,667,806)
Put Options Written	(3,877,826)	—	—	(3,877,826)
Total Liabilities	$(6,545,632)	$—	$—	$(6,545,632)

AllianzIM U.S. Large Cap Buffer10 May ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$11,641,409	$—	$—	$11,641,409
Option Purchased - Puts	525,808	—	—	525,808
Short-Term Investments
Time Deposits	218,872	—	—	218,872

Total Assets	$12,386,089	$—	$—	$12,386,089
Liabilities
Call Options Written	$(143,724)	$—	$—	$(143,724)
Put Options Written	(264,556)	—	—	(264,556)
Total Liabilities	$(408,280)	$—	$—	$(408,280)
122

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April 30, 2024 (unaudited) (continued)

AllianzIM U.S. Equity Buffer15 Uncapped May ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$4,738,536	$—	$—	$4,738,536
Option Purchased - Puts	271,557	—	—	271,557
Total Assets	$5,010,093	$—	$—	$5,010,093
Liabilities
Put Options Written	$(77,814)	$—	$—	$(77,814)
Total Liabilities	$(77,814)	$—	$—	$(77,814)

AllianzIM U.S. Large Cap Buffer20 May ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$39,212,580	$—	$—	$39,212,580
Option Purchased - Puts	1,773,645	—	—	1,773,645
Short-Term Investments
Time Deposits	453,568	—	—	453,568
Total Assets	$41,439,793	$—	$—	$41,439,793
Liabilities
Call Options Written	$(926,970)	$—	$—	$(926,970)
Put Options Written	(451,560)	—	—	(451,560)
Total Liabilities	$(1,378,530)	$—	$—	$(1,378,530)

AllianzIM U.S. Large Cap Buffer10 Jun ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$8,982,456	$—	$8,982,456
Option Purchased - Puts	—	3,807	—	3,807
Short-Term Investments
Time Deposits	143,002	—	—	143,002
Total Assets	$143,002	$8,986,263	$—	$9,129,265
Liabilities
Call Options Written	$—	$(189,454)	$—	$(189,454)
Put Options Written	—	(1,976)	—	(1,976)

Total Liabilities	$—	$(191,430)	$—	$(191,430)

AllianzIM U.S. Large Cap Buffer20 Jun ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$23,901,406	$—	$23,901,406
Option Purchased - Puts	—	10,145	—	10,145
Short-Term Investments
Time Deposits	364,520	—	—	364,520
Total Assets	$364,520	$23,911,551	$—	$24,276,071
Liabilities
Call Options Written	$—	$(1,548,166)	$—	$(1,548,166)
Put Options Written	—	(2,673)	—	(2,673)
Total Liabilities	$—	$(1,550,839)	$—	$(1,550,839)
123

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April 30, 2024 (unaudited) (continued)

AllianzIM U.S. Large Cap Buffer10 Jul ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$31,018,996	$—	$31,018,996
Option Purchased - Puts	—	68,939	—	68,939
Short-Term Investments
Time Deposits	445,178	—	—	445,178
Total Assets	$445,178	$31,087,935	$—	$31,533,113
Liabilities
Call Options Written	$—	$(209,695)	$—	$(209,695)
Put Options Written	—	(25,796)	—	(25,796)
Total Liabilities	$—	$(235,491)	$—	$(235,491)

AllianzIM U.S. Large Cap Buffer20 Jul ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$147,626,761	$—	$147,626,761
Option Purchased - Puts	—	328,898	—	328,898
Short-Term Investments
Time Deposits	1,192,797	—	—	1,192,797
Total Assets	$1,192,797	$147,955,659	$—	$149,148,456
Liabilities
Call Options Written	$—	$(4,092,096)	$—	$(4,092,096)
Put Options Written	—	(66,201)	—	(66,201)
Total Liabilities	$—	$(4,158,297)	$—	$(4,158,297)

AllianzIM U.S. Large Cap Buffer10 Aug ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$27,887,394	$—	$27,887,394
Option Purchased - Puts	—	168,306	—	168,306
Short-Term Investments
Time Deposits	327,851	—	—	327,851
Total Assets	$327,851	$28,055,700	$—	$28,383,551
Liabilities
Call Options Written	$—	$(92,963)	$—	$(92,963)
Put Options Written	—	(59,147)	—	(59,147)
Total Liabilities	$—	$(152,110)	$—	$(152,110)

AllianzIM U.S. Large Cap Buffer20 Aug ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$80,921,710	$—	$80,921,710
Option Purchased - Puts	—	489,751	—	489,751
Short-Term Investments
Time Deposits	848,584	—	—	848,584
Total Assets	$848,584	$81,411,461	$—	$82,260,045
Liabilities
Call Options Written	$—	$(1,387,887)	$—	$(1,387,887)
Put Options Written	—	(82,702)	—	(82,702)
Total Liabilities	$—	$(1,470,589)	$—	$(1,470,589)

124

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April 30, 2024 (unaudited) (continued)

AllianzIM U.S. Large Cap Buffer10 Sep ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$12,438,678	$—	$12,438,678
Option Purchased - Puts	—	87,039	—	87,039
Short-Term Investments
Time Deposits	91,037	—	—	91,037
Total Assets	$91,037	$12,525,717	$—	$12,616,754
Liabilities
Call Options Written	$—	$(115,568)	$—	$(115,568)
Put Options Written	—	(35,824)	—	(35,824)
Total Liabilities	$—	$(151,392)	$—	$(151,392)

AllianzIM U.S. Large Cap Buffer20 Sep ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$36,665,602	$—	$36,665,602
Option Purchased - Puts	—	257,169	—	257,169
Short-Term Investments
Time Deposits	174,896	—	—	174,896
Total Assets	$174,896	$36,922,771	$—	$37,097,667
Liabilities
Call Options Written	$—	$(1,118,360)	$—	$(1,118,360)
Put Options Written	—	(53,418)	—	(53,418)
Total Liabilities	$—	$(1,171,778)	$—	$(1,171,778)

AllianzIM U.S. Large Cap Buffer10 Oct ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$40,526,779	$—	$40,526,779
Option Purchased - Puts	—	239,479	—	239,479
Short-Term Investments
Time Deposits	109,483	—	—	109,483
Total Assets	$109,483	$40,766,258	$—	$40,875,741
Liabilities
Call Options Written	$—	$(1,452,422)	$—	$(1,452,422)
Put Options Written	—	(118,898)	—	(118,898)
Total Liabilities	$—	$(1,571,320)	$—	$(1,571,320)

AllianzIM U.S. Large Cap Buffer20 Oct ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$139,969,789	$—	$139,969,789
Option Purchased - Puts	—	828,398	—	828,398
Short-Term Investments
Time Deposits	465,728	—	—	465,728
Total Assets	$465,728	$140,798,187	$—	$141,263,915
Liabilities
Call Options Written	$—	$(9,534,861)	$—	$(9,534,861)
Put Options Written	—	(228,807)	—	(228,807)
Total Liabilities	$—	$(9,763,668)	$—	$(9,763,668)
125

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Notes to Financial Statements

April 30, 2024 (unaudited) (continued)

AllianzIM U.S. Large Cap Buffer10 Nov ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$10,419,997	$—	$10,419,997
Option Purchased - Puts	—	66,069	—	66,069
Short-Term Investments
Time Deposits	8,390	—	—	8,390
Total Assets	$8,390	$10,486,066	$—	$10,494,456
Liabilities
Call Options Written	$—	$(581,916)	$—	$(581,916)
Put Options Written	—	(35,343)	—	(35,343)
Total Liabilities	$—	$(617,259)	$—	$(617,259)

AllianzIM U.S. Large Cap Buffer20 Nov ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$35,176,454	$—	$35,176,454
Option Purchased - Puts	—	223,363	—	223,363
Short-Term Investments
Time Deposits	108,492	—	—	108,492
Total Assets	$108,492	$35,399,817	$—	$35,508,309
Liabilities
Call Options Written	$—	$(3,175,547)	$—	$(3,175,547)
Put Options Written	—	(69,872)	—	(69,872)
Total Liabilities	$—	$(3,245,419)	$—	$(3,245,419)

AllianzIM U.S. Large Cap Buffer10 Dec ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$50,506,329	$—	$50,506,329
Option Purchased - Puts	—	736,431	—	736,431
Short-Term Investments
Time Deposits	128,243	—	—	128,243
Total Assets	$128,243	$51,242,760	$—	$51,371,003
Liabilities
Call Options Written	$—	$(1,171,911)	$—	$(1,171,911)
Put Options Written	—	(346,843)	—	(346,843)
Total Liabilities	$—	$(1,518,754)	$—	$(1,518,754)

AllianzIM U.S. Large Cap Buffer20 Dec ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$86,816,485	$—	$86,816,485
Option Purchased - Puts	—	1,268,243	—	1,268,243
Short-Term Investments
Time Deposits	280,162	—	—	280,162
Total Assets	$280,162	$88,084,728	$—	$88,364,890
Liabilities
Call Options Written	$—	$(4,089,033)	$—	$(4,089,033)
Put Options Written	—	(317,030)	—	(317,030)
Total Liabilities	$—	$(4,406,063)	$—	$(4,406,063)
126

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Notes to Financial Statements

April 30, 2024 (unaudited) (continued)

AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$99,968,635	$—	$99,968,635
Option Purchased - Puts	—	666,797	—	666,797
Short-Term Investments
Time Deposits	595,646	—	—	595,646
Total Assets	$595,646	$100,635,432	$—	$101,231,078
Liabilities
Call Options Written	$—	$(1,609,519)	$—	$(1,609,519)
Put Options Written	—	(148,385)	—	(148,385)
Total Liabilities	$—	$(1,757,904)	$—	$(1,757,904)

AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$18,038,345	$—	$18,038,345

Option Purchased - Puts	—	225,880	—	225,880
Short-Term Investments
Time Deposits	137,909	—	—	137,909
Total Assets	$137,909	$18,264,225	$—	$18,402,134
Liabilities
Call Options Written	$—	$(272,231)	$—	$(272,231)
Put Options Written	—	(61,057)	—	(61,057)
Total Liabilities	$—	$(333,288)	$—	$(333,288)

AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$49,662,797	$—	$49,662,797
Option Purchased - Puts	—	1,487,781	—	1,487,781
Short-Term Investments
Time Deposits	229,350	—	—	229,350
Total Assets	$229,350	$51,150,578	$—	$51,379,928
Liabilities
Call Options Written	$—	$(248,981)	$—	$(248,981)
Put Options Written	—	(407,782)	—	(407,782)
Total Liabilities	$—	$(656,763)	$—	$(656,763)

AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$70,092,068	$—	$70,092,068
Option Purchased - Puts	—	3,329,240	—	3,329,240
Short-Term Investments
Time Deposits	310,589	—	—	310,589
Total Assets	$310,589	$73,421,308	$—	$73,731,897
Liabilities
Call Options Written	$—	$(221,264)	$—	$(221,264)
Put Options Written	—	(992,806)	—	(992,806)
Total Liabilities	$—	$(1,214,070)	$—	$(1,214,070)
127

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Notes to Financial Statements

April 30, 2024 (unaudited) (continued)

AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$4,903,074	$—	$—	$4,903,074
Option Purchased - Puts	158,202	—	—	158,202

Total Assets	$5,061,276	$—	$—	$5,061,276
Liabilities
Call Options Written	$(71,280)	$—	$—	$(71,280)
Put Options Written	(57,321)	—	—	(57,321)
Total Liabilities	$(128,601)	$—	$—	$(128,601)

AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$10,927,701	$—	$10,927,701
Option Purchased - Puts	—	39,686	—	39,686
Short-Term Investments
Time Deposits	96,206	—	—	96,206
Total Assets	$96,206	$10,967,387	$—	$11,063,593
Liabilities
Call Options Written	$—	$(95,738)	$—	$(95,738)
Total Liabilities	$—	$(95,738)	$—	$(95,738)

AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$66,511,108	$—	$66,511,108
Option Purchased - Puts	—	1,714,192	—	1,714,192
Short-Term Investments
Time Deposits	270,278	—	—	270,278
Total Assets	$270,278	$68,225,300	$—	$68,495,578
Liabilities
Call Options Written	$—	$(162,597)	$—	$(162,597)
Total Liabilities	$—	$(162,597)	$—	$(162,597)

c.	Derivatives

FLEX Options - Each Fund intends to invest substantially all of its assets in FLEX Options on the Underlying ETF (as described above). FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse.

Options on ETF - The FLEX Options in which each Fund invests are both purchased and written put and call options on the Underlying ETF. The Funds may also invest in other types of options. In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a particular asset at a specified future date at an agreed upon price.

The Funds purchase and sell call and put FLEX Options. In general, put options give the holder (i.e., the buyer) the right, but not the obligation, to sell an asset (or, in the case of certain put options, to receive a cash settlement equal to the amount by which the strike price of the option exceeds the value of the asset, times a specified multiple) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or, in the case of an certain put options, to deliver a cash settlement equal to the amount by which the strike price of the option exceeds the value of the asset, times a specified multiple) at a certain defined price. Call options give the holder (i.e., the buyer) the right, but not the obligation, to buy an asset (or, in the case of certain call options,

128

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April 30, 2024 (unaudited) (continued)

to receive a cash settlement equal to the amount by which the value of the asset exceeds the strike price of the option, times a specified multiple) and the seller (i.e., the writer) the obligation to sell the asset (or, in the case of certain call options, to deliver a cash settlement equal to the amount by which the value of the asset exceeds the strike price of the option, times a specified multiple) at a certain defined price.

d.	Summary of Derivatives Information

The following tables present the value of derivatives held as of April 30, 2024, by the primary underlying risk exposure and respective location in the Statements of Assets and Liabilities:

AllianzIM U.S. Large Cap Buffer10 Jan ETF

Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$121,325,090	$—
Gross Liabilities:
Equity contracts	$—	$(3,173,868)

  AllianzIM U.S. Large Cap Buffer20 Jan ETF

Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$418,574,224	$—
Gross Liabilities:
Equity contracts	$—	$(15,761,049)

  AllianzIM U.S. Large Cap Buffer10 Feb ETF

Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$82,555,631	$—
Gross Liabilities:
Equity contracts	$—	$(2,297,887)

  AllianzIM U.S. Large Cap Buffer20 Feb ETF

Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$214,674,899	$—
Gross Liabilities:
Equity contracts	$—	$(7,993,785)

  AllianzIM U.S. Large Cap Buffer10 Mar ETF

Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$102,396,821	$—
Gross Liabilities:
Equity contracts	$—	$(2,694,616)
129

AIM ETF PRODUCTS TRUST

Notes to Financial Statements

April 30, 2024 (unaudited) (continued)

  AllianzIM U.S. Large Cap Buffer20 Mar ETF

Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$241,848,340	$—
Gross Liabilities:
Equity contracts	$—	$(5,761,253)

  AllianzIM U.S. Large Cap Buffer10 Apr ETF

Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$85,861,188	$—
Gross Liabilities:
Equity contracts	$—	$(2,656,704)

  AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF

Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$16,710,869	$—
Gross Liabilities:
Equity contracts	$—	$(310,050)

  AllianzIM U.S. Large Cap Buffer20 Apr ETF

Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$300,834,020	$—
Gross Liabilities:
Equity contracts	$—	$(6,545,632)

  AllianzIM U.S. Large Cap Buffer10 May ETF

Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$12,167,217	$—
Gross Liabilities:
Equity contracts	$—	$(408,280)

  AllianzIM U.S. Equity Buffer15 Uncapped May ETF

Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$5,010,093	$—
Gross Liabilities:
Equity contracts	$—	$(77,814)
130

AIM ETF PRODUCTS TRUST

Notes to Financial Statements

April 30, 2024 (unaudited) (continued)

  AllianzIM U.S. Large Cap Buffer20 May ETF

Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$40,986,225	$—
Gross Liabilities:
Equity contracts	$—	$(1,378,530)

AllianzIM U.S. Large Cap Buffer10 Jun ETF

Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$8,986,263	$—
Gross Liabilities:
Equity contracts	$—	$(191,430)

AllianzIM U.S. Large Cap Buffer20 Jun ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:		—
Equity contracts	$23,911,551	$—
Gross Liabilities:
Equity contracts	$—	$(1,550,839)

AllianzIM U.S. Large Cap Buffer10 Jul ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:		—
Equity contracts	$31,087,935	$—
Gross Liabilities:
Equity contracts	$—	$(235,491)

AllianzIM U.S. Large Cap Buffer20 Jul ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:		—
Equity contracts	$147,955,659	$—
Gross Liabilities:
Equity contracts	$—	$(4,158,297)

AllianzIM U.S. Large Cap Buffer10 Aug ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:		—
Equity contracts	$28,055,700	$—
Gross Liabilities:
Equity contracts	$—	$(152,110)
131

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Notes to Financial Statements

April 30, 2024 (unaudited) (continued)

AllianzIM U.S. Large Cap Buffer20 Aug ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:		—
Equity contracts	$81,411,461	$—
Gross Liabilities:
Equity contracts	$—	$(1,470,589)

AllianzIM U.S. Large Cap Buffer10 Sep ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:		—
Equity contracts	$12,525,717	$—
Gross Liabilities:
Equity contracts	$—	$(151,392)

AllianzIM U.S. Large Cap Buffer20 Sep ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:		—
Equity contracts	$36,922,771	$—
Gross Liabilities:
Equity contracts	$—	$(1,171,778)

AllianzIM U.S. Large Cap Buffer10 Oct ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:		—
Equity contracts	$40,766,258	$—
Gross Liabilities:
Equity contracts	$—	$(1,571,320)

AllianzIM U.S. Large Cap Buffer20 Oct ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:		—
Equity contracts	$140,798,187	$—
Gross Liabilities:
Equity contracts	$—	$(9,763,668)

AllianzIM U.S. Large Cap Buffer10 Nov ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:		—
Equity contracts	$10,486,066	$—
Gross Liabilities:
Equity contracts	$—	$(617,259)
132

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Notes to Financial Statements

April 30, 2024 (unaudited) (continued)

AllianzIM U.S. Large Cap Buffer20 Nov ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:		—
Equity contracts	$35,399,817	$—
Gross Liabilities:
Equity contracts	$—	$(3,245,419)

AllianzIM U.S. Large Cap Buffer10 Dec ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:		—
Equity contracts	$51,242,760	$—
Gross Liabilities:
Equity contracts	$—	$(1,518,754)

AllianzIM U.S. Large Cap Buffer20 Dec ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:		—
Equity contracts	$88,084,728	$—
Gross Liabilities:
Equity contracts	$—	$(4,406,063)

AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:		—
Equity contracts	$100,635,432	$—
Gross Liabilities:
Equity contracts	$—	$(1,757,904)

AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:		—
Equity contracts	$18,264,225	$—
Gross Liabilities:
Equity contracts	$—	$(333,288)

AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:		—
Equity contracts	$51,150,578	$—
Gross Liabilities:
Equity contracts	$—	$(656,763)
133

AIM ETF PRODUCTS TRUST

Notes to Financial Statements

April 30, 2024 (unaudited) (continued)

AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:		—
Equity contracts	$73,421,308	$—
Gross Liabilities:
Equity contracts	$—	$(1,214,070)

AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:		—
Equity contracts	$5,061,276	$—
Gross Liabilities:
Equity contracts	$—	$(128,601)

AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:		—
Equity contracts	$10,967,387	$—
Gross Liabilities:
Equity contracts	$—	$(95,738)

AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:		—
Equity contracts	$68,225,300	$—
Gross Liabilities:
Equity contracts	$—	$(162,597)

The following tables present the effect of derivatives in the Statements of Operations for the period ended April 30, 2024, by primary underlying risk exposure:

AllianzIM U.S. Large Cap Buffer10 Jan ETF
Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$10,966,673	$1,555,932
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$(2,354,475)	$(1,126,498)
134

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Notes to Financial Statements

April 30, 2024 (unaudited) (continued)

AllianzIM U.S. Large Cap Buffer20 Jan ETF
Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$46,350,205	$580,416
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$(19,456,371)	$(9,415,802)

AllianzIM U.S. Large Cap Buffer10 Feb ETF
Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$4,570,878	$1,143,236
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$1,414,781	$(693,719)

AllianzIM U.S. Large Cap Buffer20 Feb ETF
Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$5,701,147	$(478,888)
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$3,664,916	$(1,596,135)

AllianzIM U.S. Large Cap Buffer10 Mar ETF
Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$1,502,787	$(342,583)
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$(1,243,309)	$295,425

AllianzIM U.S. Large Cap Buffer20 Mar ETF
Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$5,686,773	$(2,353,983)
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$(4,167,876)	$1,750,201

135

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Notes to Financial Statements

April 30, 2024 (unaudited) (continued)

AllianzIM U.S. Large Cap Buffer10 Apr ETF
Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$6,098,078	$(1,072,626)
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$(2,168,751)	$(713,098)

AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF
Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$—	$—
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$(316,424)	$(19,891)

AllianzIM U.S. Large Cap Buffer20 Apr ETF
Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$25,621,010	$(10,468,165)
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$(7,326,966)	$(1,141,081)

AllianzIM U.S. Large Cap Buffer10 May ETF
Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$6,074,220	$764,684
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$123,127	$(1,129,219)

AllianzIM U.S. Equity Buffer15 Uncapped May ETF
Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$—	$—
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$(762)	$(381)

136

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Notes to Financial Statements

April 30, 2024 (unaudited) (continued)

AllianzIM U.S. Large Cap Buffer20 May ETF
Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$11,268,910	$(2,117,098)
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$(51,946)	$(2,154,999)

AllianzIM U.S. Large Cap Buffer10 Jun ETF
Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$4,901,525	$(35,377)
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$137,710	$(590,437)

AllianzIM U.S. Large Cap Buffer20 Jun ETF
Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$9,545,747	$(1,214,705)
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$422,540	$(2,863,434)

AllianzIM U.S. Large Cap Buffer10 Jul ETF
Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$12,451,677	$796,532
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$1,739,921	$(57,631)

AllianzIM U.S. Large Cap Buffer20 Jul ETF
Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$27,529,648	$1,327,144
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$2,445,673	$(6,462,513)
137

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Notes to Financial Statements

April 30, 2024 (unaudited) (continued)

AllianzIM U.S. Large Cap Buffer10 Aug ETF
Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$10,152,451	$855,976
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$590,442	$335,785

AllianzIM U.S. Large Cap Buffer20 Aug ETF
Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$24,089,573	$(1,422,275)
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$1,111,642	$(2,254,732)

AllianzIM U.S. Large Cap Buffer10 Sep ETF
Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$3,115,086	$223,742
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$(351,030)	$(28,141)

AllianzIM U.S. Large Cap Buffer20 Sep ETF
Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$7,315,165	$(128,371)
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$(1,562,773)	$(989,981)

AllianzIM U.S. Large Cap Buffer10 Oct ETF
Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$7,046,048	$659,483
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$(1,167,250)	$(1,160,022)
138

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Notes to Financial Statements

April 30, 2024 (unaudited) (continued)

AllianzIM U.S. Large Cap Buffer20 Oct ETF
Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$21,607,474	$130,662
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$(764,219)	$(7,717,817)

AllianzIM U.S. Large Cap Buffer10 Nov ETF
Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$1,538,176	$52,599
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$231,894	$(420,822)

AllianzIM U.S. Large Cap Buffer20 Nov ETF
Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$4,149,398	$4,137
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$834,828	$(2,233,363)

AllianzIM U.S. Large Cap Buffer10 Dec ETF
Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$4,970,832	$974,693
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$214,354	$(984,600)

AllianzIM U.S. Large Cap Buffer20 Dec ETF
Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$12,830,061	$2,079,156
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$1,529,776	$(5,108,568)
139

AIM ETF PRODUCTS TRUST

Notes to Financial Statements

April 30, 2024 (unaudited) (continued)

AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF
Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$14,748,436	$4,473,070
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$53,637	$(1,482,432)

AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF
Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$2,168,954	$(625,146)
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$(203,165)	$106,620

AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF
Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$23,919	$(20,374)
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$(385,016)	$427,876

AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF
Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$8,022,678	$(4,456,876)
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$(908,803)	$199,886

AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF
Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$—	$—
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$(763)	$(762)

140

AIM ETF PRODUCTS TRUST

Notes to Financial Statements

April 30, 2024 (unaudited) (continued)

AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF
Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$841,630	$(256,509)
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$16,067	$34,707

AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF
Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$—	$—
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$(536,808)	$135,164

Derivatives Volume

The tables below disclose the monthly average contract volume of the Funds’ options contracts traded during the period ended April 30, 2024:

	AllianzIM U.S. Large Cap Buffer10 Jan ETF	AllianzIM U.S. Large Cap Buffer20 Jan ETF	AllianzIM U.S. Large Cap Buffer10 Feb ETF	AllianzIM U.S. Large Cap Buffer20 Feb ETF	AllianzIM U.S. Large Cap Buffer10 Mar ETF
Purchased Options:
Average Contracts	3,373	11,587	2,356	4,911	1,385
Options Written:
Average Contracts	3,373	11,587	2,356	4,911	1,385

	AllianzIM U.S. Large Cap Buffer20 Mar ETF	AllianzIM U.S. Large Cap Buffer10 Apr ETF	AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF(1)	AllianzIM U.S. Large Cap Buffer20 Apr ETF	AllianzIM U.S. Large Cap Buffer10 May ETF
Purchased Options:
Average Contracts	3,207	1,507	650	6,067	1,309
Options Written:
Average Contracts	3,207	1,507	325	6,067	1,309

	AllianzIM U.S. Equity Buffer15 Uncapped May ETF(2)	AllianzIM U.S. Large Cap Buffer20 May ETF	AllianzIM U.S. Large Cap Buffer10 Jun ETF	AllianzIM U.S. Large Cap Buffer20 Jun ETF	AllianzIM U.S. Large Cap Buffer10 Jul ETF
Purchased Options:
Average Contracts	198	2,577	996	2,138	3,892
Options Written:
Average Contracts	99	2,577	996	2,138	3,892

(1)	Positions were opened for the period March 28, 2024 (commencement of operations) through April 30, 2024.
(2)	Positions were opened for the period April 30, 2024 (commencement of operations) through April 30, 2024.
141

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Notes to Financial Statements

April 30, 2024 (unaudited) (continued)

	AllianzIM U.S. Large Cap Buffer20 Jul ETF	AllianzIM U.S. Large Cap Buffer10 Aug ETF	AllianzIM U.S. Large Cap Buffer20 Aug ETF	AllianzIM U.S. Large Cap Buffer10 Sep ETF	AllianzIM U.S. Large Cap Buffer20 Sep ETF
Purchased Options:
Average Contracts	9,462	2,757	6,823	878	1,710
Options Written:
Average Contracts	9,462	2,757	6,823	878	1,710

	AllianzIM U.S. Large Cap Buffer10 Oct ETF	AllianzIM U.S. Large Cap Buffer20 Oct ETF	AllianzIM U.S. Large Cap Buffer10 Nov ETF	AllianzIM U.S. Large Cap Buffer20 Nov ETF	AllianzIM U.S. Large Cap Buffer10 Dec ETF
Purchased Options:
Average Contracts	1,944	5,899	474	1,411	1,660
Options Written:
Average Contracts	1,944	5,899	474	1,411	1,660

	AllianzIM U.S. Large Cap Buffer20 Dec ETF	AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF	AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF(3)	AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF(4)	AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF
Purchased Options:
Average Contracts	3,827	5,123	1,395	1,468	2,083
Options Written:
Average Contracts	3,827	5,123	1,395	1,468	2,083

	AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF(5)	AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF(3)	AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF(6)
Purchased Options:
Average Contracts	198	622	2,686
Options Written:
Average Contracts	198	311	1,343

(3)	Positions were opened for the period January 31, 2024 (commencement of operations) through April 30, 2024.
(4)	Positions were opened for the period February 29, 2024 (commencement of operations) through April 30, 2024.
(5)	Positions were opened for the period April 30, 2024 (commencement of operations) through April 30, 2024.
(6)	Positions were opened for the period March 28, 2024 (commencement of operations) through April 30, 2024.

e.	Securities Transactions and Net Investment Income

Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when a Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expenses.

f.	Cash Equivalents and Temporary Investments

Each Fund may invest in securities with maturities of less than one year or cash equivalents, including money market funds, or each may hold cash.

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g.	Dividend Distributions

Dividends from net investment income, if any, are declared and paid at least annually by the Funds. The Funds distribute net realized capital gains, if any, to shareholders annually.

h.	Reclassification

GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or the NAV per share.

i.	Taxes

It is the Funds’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable net investment income and capital gains, if any, to their shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned. Management has reviewed the tax positions and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions for open tax periods. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended April 30, 2024, the Funds did not incur any interest or penalties.

NOTE 3 – INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Adviser

The Adviser, located at 5701 Golden Hills Drive, Minneapolis, Minnesota 55416, furnishes investment advisory services to the Funds pursuant to an Investment Advisory Agreement with the Trust on behalf of each Fund (the “Advisory Agreement”), subject to the supervision and direction of the Board. The Adviser is registered with the Securities and Exchange Commission (“SEC”) as an investment adviser under the Investment Advisers Act of 1940, as amended.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee for managing the Funds’ assets at the annual rate listed below. This unitary management fee is designed to pay the Funds’ ordinary operating expenses and to compensate the Adviser for the services it provides to the Funds. Under the Advisory Agreement, the Adviser pays all of the ordinary operating expenses of the Funds, excluding (i) the Funds’ investment advisory fees, (ii) acquired fund fees and expenses, (iii) payments under the Funds’ Rule 12b-1 plan (if any), (iv) brokerage expenses (including any costs incidental to transactions in portfolio securities or other instruments), (v) taxes, (vi) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vii) litigation expenses (including litigation to which the Trust or the Funds may be a party and indemnification of the Trustees and officers with respect thereto), and (viii) other non-routine or extraordinary expenses (including expenses arising from mergers, acquisitions or similar transactions involving any Fund).

The fee is equal to the annual rate of 0.74% of the average daily net assets of each Fund. Investment advisory fees are paid at the end of each outcome period.

Other Funds’ Service Providers

Brown Brothers Harriman & Co. (“BBH”) is the Funds’ administrator, fund accountant, transfer and dividend agent and custodian. BBH is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds and ETFs.

Foreside Fund Services, LLC (the “Distributor”), serves as the distributor of Creation Units of the Funds. The Distributor is a broker-dealer registered under the Exchange Act and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Foreside Fund Officer Services, LLC provides the Funds with a Principal Financial Officer.

Stradley Ronon Stevens and Young, LLP serves as legal counsel to the Trust.

Cohen & Company, Ltd. serves as the Funds’ independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds and performing tax compliance services.

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Notes to Financial Statements

April 30, 2024 (unaudited) (continued)

NOTE 4 – PORTFOLIO SECURITIES

There were no aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) for the reporting period ended April 30, 2024.

NOTE 5 – PURCHASE AND SALE OF FUND SHARES

The Funds issue and redeem shares at NAV only with Authorized Participants and only in Creation Units (large blocks of 25,000 shares) or multiples thereof, generally in exchange for the deposit or delivery of a basket of instruments (including cash in lieu of any portion of such instruments) and/or an amount of cash that each Fund specifies each day. Except when aggregated in Creation Units, the shares are not redeemable by the Funds.

Individual shares may be purchased and sold only on a national securities exchange through brokers. Shares will be listed for trading on NYSE Arca, Inc. or CBOE BZX Exchange, Inc., as applicable (each, an “Exchange”), and because the shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund under section 2(a)(9) of the 1940 Act. As of April 30, 2024, Allianz Life Insurance Company North America, the parent company of the Adviser (“Allianz Life”), owned more than 25% of the outstanding Shares of AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF, AllianzIM U.S. Large Cap Buffer10 May ETF, AllianzIM U.S. Equity Buffer15 Uncapped May ETF, AllianzIM U.S. Large Cap Buffer10 Jun ETF, AllianzIM U.S. Large Cap Buffer10 Sep ETF, AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF and AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF.

NOTE 6 – DISTRIBUTIONS AND TAXATION OF THE FUNDS

The Funds intend to elect and qualify each year for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). If the Funds meet certain minimum distribution requirements, a RIC is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, a Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.

The Funds may use the utilization of earnings and profits distributed to shareholders on redemption of shares (in lieu of making some cash distributions) in determining the portion of their income and gains that have been distributed. If the Funds use the utilization of earnings and profits distributed to shareholders on redemption of shares, they will allocate a portion of their undistributed investment company taxable income and net capital gains to redemptions of Fund shares and will correspondingly reduce the amount of such income and gains that they distribute in cash. If the IRS determines that the Funds’ allocation is improper and that the Funds have under-distributed their income and gain for any taxable year, the Funds may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Funds fail to satisfy the distribution requirements under the Code as noted above, the Funds will not qualify that year as a RIC.

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Notes to Financial Statements

April 30, 2024 (unaudited) (continued)

Distributions to shareholders, which are determined in accordance with federal income tax regulations, and which may differ from GAAP, are recorded on the ex-date. As of October 31, 2023, the following Funds have reclassifications due to permanent book-to-tax differences as a result of net operating losses, redemptions in-kind and the utilization of earnings and profits distributed to shareholders on redemption of shares.

	Paid-in Capital	Total distributable earnings (accumulated loss)
AllianzIM U.S. Large Cap Buffer10 Jan ETF	$4,645,437	$(4,645,437)
AllianzIM U.S. Large Cap Buffer20 Jan ETF	153,325	(153,325)
AllianzIM U.S. Large Cap Buffer10 Feb ETF	1,991,101	(1,991,101)
AllianzIM U.S. Large Cap Buffer20 Feb ETF	4,026,087	(4,026,087)
AllianzIM U.S. Large Cap Buffer10 Mar ETF	869,924	(869,924)
AllianzIM U.S. Large Cap Buffer20 Mar ETF	71,349	(71,349)
AllianzIM U.S. Large Cap Buffer10 Apr ETF	1,368,640	(1,368,640)
AllianzIM U.S. Large Cap Buffer20 Apr ETF	1,968,198	(1,968,198)
AllianzIM U.S. Large Cap Buffer10 May ETF	—	—
AllianzIM U.S. Large Cap Buffer20 May ETF	—	—
AllianzIM U.S. Large Cap Buffer10 Jun ETF	—	—
AllianzIM U.S. Large Cap Buffer20 Jun ETF	—	—
AllianzIM U.S. Large Cap Buffer10 Jul ETF	4,920,495	(4,920,495)
AllianzIM U.S. Large Cap Buffer20 Jul ETF	13,192,557	(13,192,557)
AllianzIM U.S. Large Cap Buffer10 Aug ETF	—	—
AllianzIM U.S. Large Cap Buffer20 Aug ETF	—	—
AllianzIM U.S. Large Cap Buffer10 Sep ETF	83,445	(83,445)
AllianzIM U.S. Large Cap Buffer20 Sep ETF	145,383	(145,383)
AllianzIM U.S. Large Cap Buffer10 Oct ETF	9,100,704	(9,100,704)
AllianzIM U.S. Large Cap Buffer20 Oct ETF	21,489,334	(21,489,334)
AllianzIM U.S. Large Cap Buffer10 Nov ETF	1,556,292	(1,556,292)
AllianzIM U.S. Large Cap Buffer20 Nov ETF	3,856,276	(3,856,276)
AllianzIM U.S. Large Cap Buffer10 Dec ETF	2,499,035	(2,499,035)
AllianzIM U.S. Large Cap Buffer20 Dec ETF	9,169,164	(9,169,164)
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF	4,106,529	(4,106,529)
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF	7,157,378	(7,157,378)

There were no distributions paid by the Funds during the year ended October 31, 2023.

NOTE 7 – INDEMNIFICATION

The Trust will indemnify its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

NOTE 8 – RISK OF INVESTING IN THE FUNDS

The Funds’ investment strategy is different from more typical investment products, and the Funds may be unsuitable for some investors. It is important that investors understand the Funds’ investment strategy before making an investment in the Funds. Investors should carefully review the Funds’ investment objectives, strategies and risks included in the Funds’ prospectus before investing. Risks shown below that are applicable to ETFs, such as the Funds, also apply to the Underlying ETF.

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Notes to Financial Statements

April 30, 2024 (unaudited) (continued)

FLEX Options Risk

The Funds will utilize FLEX Options issued and guaranteed for settlement by the OCC. The Funds bear the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Funds could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Funds may have difficulty closing out certain FLEX Options positions at desired times and prices. The Funds may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among other things, changes in the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF’s share price and the remaining time until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the Underlying ETF’s share price; although they generally move in the same direction, it is possible they may move in different directions.

Underlying ETF Risk

The Funds invest in FLEX Options that derive their value from the Underlying ETF, and therefore the Funds’ investment performance largely depends on the investment performance of the Underlying ETF. The value of the Underlying ETF will fluctuate over time based on fluctuations in the values of the securities held by the Underlying ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Funds’ investments. The Underlying ETF seeks to track the Underlying Index but may not exactly match the performance of the Underlying Index due to differences between the portfolio of the Underlying ETF and the components of the Underlying Index, fees and expenses, transaction costs, and other factors.

Market Risk

The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. In addition, unexpected events and their aftermaths, such as pandemics, epidemics or other public health issues; natural, environmental or man-made disasters; financial, political or social disruptions; military conflict, terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. Any such circumstances could have a materially negative impact on the value of the Funds’ shares and could result in increased market volatility. During any such events, the Funds’ Shares may trade at increased premiums or discounts to their NAV.

Buffered Loss Risk (for all Funds other than the AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF and AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF)

There can be no guarantee that the Funds will be successful in implementing their stated Buffer strategy in an Outcome Period. Despite the intended Buffer, a shareholder may lose their entire investment. If an investor purchases or sells shares during an Outcome Period after the Underlying ETF’s share price has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Funds do not provide principal protection or protection of gains and shareholders could experience significant losses including loss of their entire investment.

Capped Upside Return Risk (for all Funds other than the AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF and AllianzIM U.S. Equity Buffer15 Uncapped May ETF)

The Funds’ strategy seeks to provide returns that match the share price returns of the Underlying ETF at the end of the Outcome Period, subject to each Fund’s stated Cap. The Cap represents the absolute maximum percentage return an investor can achieve

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April 30, 2024 (unaudited) (continued)

from an investment in a Fund held for the entire Outcome Period. In the event that the Underlying ETF experiences gains in excess of a Fund’s stated Cap for the Outcome Period, the Fund will not participate in those gains beyond the Cap. If an investor purchases or sells shares during an Outcome Period after the Underlying ETF’s share price has increased relative to its price at the close of the market the business day prior to the first day of the Outcome Period, the investor may have little or no opportunity for investment gain on their shares for that Outcome Period. The Cap will change from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods and could change significantly from one Outcome Period to another.

Floor Risk

Each of AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF and AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF will be subject to the first 5% of losses experienced by the Underlying ETF’s share price, and there can be no guarantee that each Fund will be successful in its strategy to limit the losses in excess of the first 5% experienced by the Underlying ETF’s share price in an Outcome Period. These Funds do not provide principal protection or protection of gains and shareholders could experience significant losses, including loss of their entire investment. In addition, each Fund’s NAV may not change significantly when the Underlying ETF’s share price is materially below the Floor. If the Outcome Period has begun and the Underlying ETF’s share price has decreased in value by more than 5%, an investor purchasing or selling shares at that time may not benefit from subsequent gains in the Underlying ETF’s share price until the Floor is reached and exceeded again (i.e., the Underlying ETF’s share price has recovered to a loss of only 5% from the start of the Outcome Period).

Upside Participation Risk

There can be no guarantee that the AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF and AllianzIM U.S. Equity Buffer15 Uncapped May ETF will be successful in their strategy to provide shareholders with a return that tracks the share price returns of the Underlying ETF at the end of an Outcome Period that are in excess of the Spread. Each Fund is intended to only experience positive returns at the end of the Outcome Period if the Underlying ETF’s share price exceeds the Spread. If the Underlying ETF’s share price has not exceeded the Spread at the end of the Outcome Period, each such Fund is not anticipated to participate in any increase. If an investor purchases shares during an Outcome Period after the Underlying ETF’s share price has decreased, the investor will not participate in positive returns unless the Underlying ETF has first increased in value to the Outcome NAV and has also exceeded the Spread at the end of the Outcome Period. If an investor purchases or sells shares during an Outcome Period, the returns realized by the investor will not match those that each Fund seeks to achieve.

Investment Objective and Outcome Period Risk

There can be no guarantee that the Funds will be successful in their strategy to provide shareholders with a return that matches the share price return of the Underlying ETF at the end of an Outcome Period, subject to the Cap, Buffer, Floor, or Spread, as applicable.The Funds’ strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period. If an investor purchases or sells shares during an Outcome Period, the returns realized by the investor will not match those that the Funds seek to achieve for the Outcome Period.

Tax Risk

To maintain its status as a RIC, the Funds must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Funds will enter into. The Funds intend to treat FLEX Options referencing an index as “issued” by the issuer of the securities underlying the index, which would allow the Funds to count the FLEX Options as automatically diversified investments under the Code’s diversification requirements. Based upon the language in the legislative history, the Funds that invest in FLEX Options on the Underlying ETF intend to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow such Funds to qualify for special rules in the RIC diversification requirements. In addition, the Funds intend to treat any income they may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. If the income is not qualifying income or if the FLEX Options are not treated as issued by the issuer of the securities underlying the index or issued by the reference asset, as applicable, the Funds may not qualify, or may be disqualified, as a RIC. If the Funds do not qualify as a RIC for any taxable year and certain relief provisions are not available, the Funds’ taxable income will be subject to tax at the Fund level and to a

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April 30, 2024 (unaudited) (continued)

further tax at the shareholder level when such income is distributed. Additionally, if a shareholder purchases shares after the Outcome Period has begun and shortly thereafter the Funds issue a dividend (commonly known as “buying a dividend”), the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

Valuation Risk

During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Funds, the ability to value the FLEX Options becomes more difficult and the judgment of the Adviser or a fair value pricing vendor (in accordance with the fair value procedures approved by the Board of Trustees of the Trust) may play a greater role in the valuation of the Funds’ holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations will be made in good faith, it may nevertheless be more difficult to accurately assign a daily value.

Liquidity Risk

In the event that trading in the FLEX Options is limited or absent, the value of the Funds’ FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may significantly impact the price of the options. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Cash Transactions Risk

The Funds may issue and redeem creation units of their shares solely or partially for cash, rather than in-kind for securities and portfolio instruments. To the extent the Funds engage in full or partial cash creation and redemption transactions, an investment in the Funds may be less tax-efficient than an ETF that transacts principally in-kind. To the extent the Funds effect redemptions for cash, it may be required to sell portfolio securities or close derivatives positions in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses and may also result in higher brokerage costs. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, generally will be passed on to purchasers and redeemers of shares in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of shares than for other ETFs.

Non-Diversification

The Funds (other than the Diversified Funds) are classified as non-diversified under the 1940 Act. As a result, such Funds are only limited as to the percentage of their assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. These Funds may invest a relatively high percentage of their assets in a limited number of issuers. As a result, these Funds may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Premium/Discount Risk

The Adviser cannot predict whether shares will trade on the Exchange below, at or above their NAV because the shares trade at market prices and not at NAV. Price differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for shares may decrease considerably and cause the market price of shares to deviate significantly from the Fund’s NAV.

Active Markets Risk

There can be no assurance that an active trading market for the shares will develop or be maintained. The Funds face numerous market trading risks, including losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Funds. Securities, including the shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, or perceived trends

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April 30, 2024 (unaudited) (continued)

in securities prices. In stressed market conditions, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the Funds’ portfolio holdings, which may cause a significant variance in the market price of shares and their underlying value and wider bid-ask spreads.

NOTE 9 – SUBSEQUENT EVENTS

The Funds have evaluated the need for disclosure and/or adjustments resulting from subsequent events through the dates the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

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Disclosure of Fund Expenses

April 30, 2024 (unaudited)

Example
As a shareholder of a Fund, you may incur two potential types of costs: (1) transaction costs, such as brokerage commissions for the purchases and sales of your Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the period from November 1, 2023 until April 30, 2024.

Actual Expenses

The “Actual” columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Actual Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in a Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transaction fees, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the numbers under the heading “Hypothetical Expenses Paid During the Six-Month Period” is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. If transaction costs were included, your costs would have been higher.

Fund	Beginning Account Value 11/01/2023	Actual Ending Value 4/30/2024	Actual Expenses Paid During the Period	Hypothetical Ending Account Value 4/30/2024	Hypothetical Expenses Paid During the Six-Month Period(a)	Annualized Expense Ratio
AllianzIM U.S. Large Cap Buffer10 Jan ETF	$1,000.00	$1,176.90	$4.01	$1,021.18	$3.72	0.74%
AllianzIM U.S. Large Cap Buffer20 Jan ETF	$1,000.00	$1,091.60	$3.85	$1,021.18	$3.72	0.74%
AllianzIM U.S. Large Cap Buffer10 Feb ETF	$1,000.00	$1,177.40	$4.01	$1,021.18	$3.72	0.74%
AllianzIM U.S. Large Cap Buffer20 Feb ETF	$1,000.00	$1,108.60	$3.88	$1,021.18	$3.72	0.74%
AllianzIM U.S. Large Cap Buffer10 Mar ETF	$1,000.00	$1,128.30	$3.92	$1,021.18	$3.72	0.74%
AllianzIM U.S. Large Cap Buffer20 Mar ETF	$1,000.00	$1,075.20	$3.82	$1,021.18	$3.72	0.74%

(a)	Fund expenses are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by 182 days in the six-month period ended April 30, 2024, and divided by 366 (to reflect the one-half year period).
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Disclosure of Fund Expenses

April 30, 2024 (unaudited) (continued)

Fund	Beginning Account Value 11/01/2023*	Actual Ending Value 4/30/2024	Actual Expenses Paid During the Period		Hypothetical Ending Account Value 4/30/2024	Hypothetical Expenses Paid During the Six-Month Period(a)	Annualized Expense Ratio
AllianzIM U.S. Large Cap Buffer10 Apr ETF	$1,000.00	$1,121.10	$3.90		$1,021.18	$3.72	0.74%
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF	$1,000.00	$971.52	$0.66	(b)	$1,021.18	$3.72	0.74%
AllianzIM U.S. Large Cap Buffer20 Apr ETF	$1,000.00	$1,070.70	$3.81		$1,021.18	$3.72	0.74%
AllianzIM U.S. Large Cap Buffer10 May ETF	$1,000.00	$1,168.00	$3.99		$1,021.18	$3.72	0.74%
AllianzIM U.S. Large Cap Buffer20 May ETF	$1,000.00	$1,102.40	$3.87		$1,021.18	$3.72	0.74%
AllianzIM U.S. Large Cap Buffer10 Jun ETF	$1,000.00	$1,157.60	$3.97		$1,021.18	$3.72	0.74%
AllianzIM U.S. Large Cap Buffer20 Jun ETF	$1,000.00	$1,102.50	$3.87		$1,021.18	$3.72	0.74%
AllianzIM U.S. Large Cap Buffer10 Jul ETF	$1,000.00	$1,158.80	$3.97		$1,021.18	$3.72	0.74%
AllianzIM U.S. Large Cap Buffer20 Jul ETF	$1,000.00	$1,117.20	$3.90		$1,021.18	$3.72	0.74%
AllianzIM U.S. Large Cap Buffer10 Aug ETF	$1,000.00	$1,156.20	$3.97		$1,021.18	$3.72	0.74%
AllianzIM U.S. Large Cap Buffer20 Aug ETF	$1,000.00	$1,117.30	$3.90		$1,021.18	$3.72	0.74%
AllianzIM U.S. Large Cap Buffer10 Sep ETF	$1,000.00	$1,157.30	$3.97		$1,021.18	$3.72	0.74%
AllianzIM U.S. Large Cap Buffer20 Sep ETF	$1,000.00	$1,114.10	$3.89		$1,021.18	$3.72	0.74%
AllianzIM U.S. Large Cap Buffer10 Oct ETF	$1,000.00	$1,142.10	$3.94		$1,021.18	$3.72	0.74%
AllianzIM U.S. Large Cap Buffer20 Oct ETF	$1,000.00	$1,098.20	$3.86		$1,021.18	$3.72	0.74%
AllianzIM U.S. Large Cap Buffer10 Nov ETF	$1,000.00	$1,127.40	$3.91		$1,021.18	$3.72	0.74%
AllianzIM U.S. Large Cap Buffer20 Nov ETF	$1,000.00	$1,088.10	$3.84		$1,021.18	$3.72	0.74%
AllianzIM U.S. Large Cap Buffer10 Dec ETF	$1,000.00	$1,162.90	$3.98		$1,021.18	$3.72	0.74%
AllianzIM U.S. Large Cap Buffer20 Dec ETF	$1,000.00	$1,138.60	$3.93		$1,021.18	$3.72	0.74%
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF	$1,000.00	$1,130.30	$3.92		$1,021.18	$3.72	0.74%
AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF	$1,000.00	$1,028.60	$1.85	(c)	$1,021.18	$3.72	0.74%

*	The AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF commenced operations on March 28, 2024 and the AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF commenced operations on January 31, 2024.
(a)	Fund expenses are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by 182 days in the six-month period ended April 30, 2024, and divided by 366 (to reflect the one-half year period).
(b)	Fund expenses are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by 33 days in the six-month period ended April 30, 2024, and divided by 366 (to reflect the actual year period).
(c)	Fund expenses are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by 90 days in the six-month period ended April 30, 2024, and divided by 366 (to reflect the actual year period).
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AIM ETF PRODUCTS TRUST

Disclosure of Fund Expenses

April 30, 2024 (unaudited) (continued)

Fund	Beginning Account Value 11/01/2023*	Actual Ending Value 4/30/2024	Actual Expenses Paid During the Period		Hypothetical Ending Account Value 4/30/2024	Hypothetical Expenses Paid During the Six-Month Period(a)	Annualized Expense Ratio
AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF	$1,000.00	$1,001.30	$1.23	(b)	$1,021.18	$3.72	0.74%
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF	$1,000.00	$1,074.00	$3.82		$1,021.18	$3.72	0.74%
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF	$1,000.00	$1,029.20	$1.85	(c)	$1,021.18	$3.72	0.74%
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF	$1,000.00	$976.00	$0.66	(d)	$1,021.18	$3.72	0.74%

*	The AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF commenced operations on February 29, 2024, the AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF commenced operations on January 31, 2024 and the AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF commenced operations on March 28, 2024.
(a)	Fund expenses are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by 182 days in the six-month period ended April 30, 2024, and divided by 366 (to reflect the one-half year period).
(b)	Fund expenses are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by 61 days in the six-month period ended April 30, 2024, and divided by 366 (to reflect the actual year period).
(c)	Fund expenses are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by 90 days in the six-month period ended April 30, 2024, and divided by 366 (to reflect the actual year period).
(d)	Fund expenses are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by 33 days in the six-month period ended April 30, 2024, and divided by 366 (to reflect the actual year period).
152

AIM ETF PRODUCTS TRUST

Other Information (unaudited)

Proxy Voting Information

Information regarding how the Funds’ voted proxies related to portfolio securities during the most recent 12-month period ended June 30, 2023 is available without charge and upon request by calling 1-877-429-3837, at www.allianzIMetfs.com or on the Securities and Exchange Commission’s (“SEC’s”) website at http://www.sec.gov. Proxies for the Funds’ portfolio securities are voted in accordance with the Adviser’s proxy voting policies and procedures, which are set forth in the Trust’s Statement of Additional Information.

Quarterly Portfolio Holdings Information

The Trust files complete schedules of Fund portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Forms N-PORT are available on the SEC’s website at http://www.sec.gov or on the Funds’ website at www.allianzIMetfs.com/regulatory-documents/ or by calling 1-877-429-3837.

153

AIM ETF PRODUCTS TRUST

Statement Regarding the Trust’s Liquidity Risk Management Program (unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the AIM ETF Products Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of the Trust (the “Board”) approved the designation of the individual officers of the Trust who serve as the team that administers the Program (the “Program Administrator”). The Program Administrator oversees the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 26, 2024, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2023, through December 31, 2023 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) (i) The relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets  on the overall liquidity of the ETF’s portfolio.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report, and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

154

AIM ETF PRODUCTS TRUST

Statement Regarding the Trust’s Liquidity Risk Management Program (unaudited) (continued)

During the Reporting Period, no Fund maintained a designated HLIM; each Fund primarily holds assets which are highly liquid investments and, therefore, none of the Funds are required to maintain an HLIM pursuant to the Liquidity Rule or the Program.

In-kind creation unit redemptions, if any, are conducted pursuant to the Fund’s Rule 6c-11 and ETF Basket Policies and Procedures.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period, and none were recommended by the Program Administrator in connection with the Report.

155

AIM ETF PRODUCTS TRUST

Board Approval of the Investment Advisory Agreement (unaudited)

AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF

AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF

AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF

AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF

AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF

At a virtual meeting (the “Meeting”) of the Board of Trustees (the “Board”) of AIM ETF Products Trust (the “Trust”) held October 23, 2023, in which all those participating could hear each other simultaneously, the Board, including those Trustees (the “Independent Trustees”) who are not “interested persons” (as that term is defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Trust, approved the investment advisory agreement (the “Agreement”) between Allianz Investment Management LLC (the “Manager”) and the Trust with respect to each of the AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF, AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF, AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF, AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF, and AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF (each, a “Fund”), for an initial two-year term.

In considering the approval of the Agreement, the Board reviewed and considered information provided by the Manager at the Meeting including information pertaining to the Funds, specifically, and information provided to the Board throughout the year at meetings of the Board and its committees. The Independent Trustees also met in executive session with independent counsel, who provided assistance and advice.

The Board, including the Independent Trustees, evaluated the terms of the Agreement, reviewed information provided by the Manager in connection with the Agreement, and took into account the duties and responsibilities of the Trustees in evaluating and approving the Agreement. Under the Agreement, the Manager is obligated to pay all of the ordinary operating expenses of each Fund, except for certain excluded items (the “Unified Fee”). The Board noted that the Unified Fee was consistent with the current management fee structure for the existing series of the Trust. The Board also considered data provided by the Manager, from an unaffiliated third-party database, comparing the advisory fee and projected expense ratio of each Fund with the fees and expenses of a peer group of similar U.S.-listed buffer ETFs (the “Peer Group”). The Board discussed the criteria used by the Manager for selecting the Peer Group and concluded that the data was useful and reliable for the purpose of reviewing the Agreement.

The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser has realized or may realize “economies of scale” as the fund grows larger; any indirect benefits that have accrued or may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent board members are fully informed about all facts bearing on the adviser’s services and fees. The Board is aware of these factors and took them into account in its review of the Agreement for each Fund.

Shareholder reports are required to include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below with the Board’s conclusions regarding such factors:

(a) The nature, extent and quality of services to be provided to each Fund by the Manager. The Board considered the scope of services to be provided under the Agreement. In considering the nature, extent and quality of the services to be provided by the Manager, the Board reviewed and considered the Manager’s compliance infrastructure and the financial strength and resources of the Manager and its parent organization. The Board also reviewed information regarding the qualifications, background and experience of the investment personnel who will be responsible for the day-to-day management of each Fund, including expertise with hedging strategies and derivatives instruments. The Board considered the Manager’s experience as the investment manager to the other series of the Trust as well as to mutual funds underlying variable products and other accounts. The Board also considered the services to be provided to each Fund by the Manager, such as implementation of the Fund’s investment strategy, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to each Fund by the Manager based on its experience, personnel, operations and resources.

156

AIM ETF PRODUCTS TRUST

Board Approval of the Investment Advisory Agreement (unaudited) (continued)

(b) The cost of services to be provided to each Fund by the Manager, profitability and economies of scale. The Board reviewed the proposed expense ratio and advisory fee to be paid by each Fund and considered the expense ratios and advisory fees of the Peer Group. The Board noted that each Fund’s advisory fee and net expense ratio were lower than the advisory fees and net expense ratios of all but five of the funds included in the Peer Group, which placed the Funds in the 5th best percentile among the funds included in the Peer Group. The Board took into consideration that the advisory fee was a “unified fee,” meaning that the Manager bears all of the ordinary operating expenses of the Funds, except for certain excluded items. The Board concluded that the advisory fee was reasonable.

The Board also evaluated the compensation and benefits expected to be received by the Manager and its affiliates from their relationship with each Fund, taking into account the Manager’s anticipated profitability. The Board noted that the Manager will bear all of the organizational expenses of each Fund. The Board noted that, because the Funds had not yet commenced operations, it was too early to assess the potential for economies of scale, though the Board determined to address economies of scale when assets under management reached appropriate levels.

(c) The investment performance of each Fund and the Manager. The Board noted that there was no prior performance of the Funds to consider, but the Board took into account the Manager’s experience managing the other series of the Trust as well as mutual funds underlying variable products and other accounts. The Board noted that such experience demonstrated the Manager’s ability to effectively manage 1940 Act registered investment companies. After considering all of the information, the Board concluded that each Fund and its shareholders were likely to benefit from the Manager’s management.

In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Agreement, the Board, including the Independent Trustees, concluded that the advisory fee was reasonable, and that the approval of the Agreement was in the best interest of each Fund. No single factor was determinative to the decision of the Board, and each individual Trustee may have assigned different weights to various factors.

157

AIM ETF PRODUCTS TRUST

Board Approval of the Investment Advisory Agreement (unaudited) (continued)

AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF

AllianzIM U.S. Equity Buffer15 Uncapped May ETF

At a virtual meeting (the “Meeting”) of the Board of Trustees (the “Board”) of AIM ETF Products Trust (the “Trust”) held January 4, 2024, in which all those participating could hear each other simultaneously, the Board, including those Trustees (the “Independent Trustees”) who are not “interested persons” (as that term is defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Trust, approved the investment advisory agreement (the “Agreement”) between Allianz Investment Management LLC (the “Manager”) and the Trust with respect to each of the AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF and the AllianzIM U.S. Equity Buffer15 May ETF (each, a “Fund”), for an initial two-year term.

In considering the approval of the Agreement, the Board reviewed and considered information provided by the Manager at the Meeting including information pertaining to the Funds, specifically, and information provided to the Board throughout the year at meetings of the Board and its committees. The Independent Trustees also met in executive session with independent counsel, who provided assistance and advice.

The Board, including the Independent Trustees, evaluated the terms of the Agreement, reviewed information provided by the Manager in connection with the Agreement, and took into account the duties and responsibilities of the Trustees in evaluating and approving the Agreement. Under the Agreement, the Manager is obligated to pay all of the ordinary operating expenses of each Fund, except for certain excluded items (the “Unified Fee”). The Board noted that the Unified Fee was consistent with the current management fee structure for the existing series of the Trust. The Board also considered data provided by the Manager, from an unaffiliated third-party database, comparing the advisory fee and projected expense ratio of each Fund with the fees and expenses of a peer group of similar U.S.-listed buffer ETFs (the “Peer Group”). The Board discussed the criteria used by the Manager for selecting the Peer Group and concluded that the data was useful and reliable for the purpose of reviewing the Agreement.

The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser has realized or may realize “economies of scale” as the fund grows larger; any indirect benefits that have accrued or may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent board members are fully informed about all facts bearing on the adviser’s services and fees. The Board is aware of these factors and took them into account in its review of the Agreement for each Fund.

Shareholder reports are required to include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below with the Board’s conclusions regarding such factors:

(a) The nature, extent and quality of services to be provided to each Fund by the Manager. The Board considered the scope of services to be provided under the Agreement. In considering the nature, extent and quality of the services to be provided by the Manager, the Board reviewed and considered the Manager’s compliance infrastructure and the financial strength and resources of the Manager and its parent organization. The Board also reviewed information regarding the qualifications, background and experience of the investment personnel who will be responsible for the day-to-day management of each Fund, including expertise with hedging strategies and derivatives instruments. The Board considered the Manager’s experience as the investment manager to the other series of the Trust as well as to mutual funds underlying variable products and other accounts. The Board also considered the services to be provided to each Fund by the Manager, such as implementation of the Fund’s investment strategy, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to each Fund by the Manager based on its experience, personnel, operations and resources.

(b) The cost of services to be provided to each Fund by the Manager, profitability and economies of scale. The Board reviewed the proposed expense ratio and advisory fee to be paid by each Fund and considered the expense ratios and advisory fees of the Peer Group. The Board noted that each Fund’s advisory fee and net expense ratio were lower than the advisory fees and net expense ratios of all but five of the funds included in the Peer Group, which placed the Funds in the 5th best percentile among the funds included in the Peer Group. The Board took into consideration that the

158

AIM ETF PRODUCTS TRUST

Board Approval of the Investment Advisory Agreement (unaudited) (continued)

advisory fee was a “unified fee,” meaning that the Manager bears all of the ordinary operating expenses of the Funds, except for certain excluded items. The Board concluded that the advisory fee was reasonable.

The Board also evaluated the compensation and benefits expected to be received by the Manager and its affiliates from their relationship with each Fund, taking into account the Manager’s anticipated profitability. The Board noted that the Manager will bear all of the organizational expenses of each Fund. The Board noted that, because the Funds had not yet commenced operations, it was too early to assess the potential for economies of scale, though the Board determined to address economies of scale when assets under management reached appropriate levels.

(c) The investment performance of each Fund and the Manager. The Board noted that there was no prior performance of the Funds to consider, but the Board took into account the Manager’s experience managing the other series of the Trust as well as mutual funds underlying variable products and other accounts. The Board noted that such experience demonstrated the Manager’s ability to effectively manage 1940 Act registered investment companies. After considering all of the information, the Board concluded that each Fund and its shareholders were likely to benefit from the Manager’s management.

In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Agreement, the Board, including the Independent Trustees, concluded that the advisory fee was reasonable, and that the approval of the Agreement was in the best interest of each Fund. No single factor was determinative to the decision of the Board, and each individual Trustee may have assigned different weights to various factors.

159

AIM ETF PRODUCTS TRUST

Investment Adviser

Allianz Investment Management LLC

5701 Golden Hills Drive

Minneapolis, Minnesota 55416

Distributor

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

Administrator, Custodian, Fund Accountant, and Transfer Agent

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, Massachusetts 02110

Legal Counsel

Stradley Ronon Stevens and Young, LLP

2005 Market Street, Suite 2600

Philadelphia, Pennsylvania 19103

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, Ohio 44115

(b)	Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not applicable.

Item 2. Code of Ethics.

Not Applicable. This item is only required in an annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not Applicable. This item is only required in an annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not Applicable. This item is only required in an annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable (b) Not applicable.

Item 6. Investments.

(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive and financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not Applicable. This item is only required in an annual report on Form N-CSR.
(a)(2)	A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached hereto.

(b)	Certifications pursuant to 18 U.S.C. Section 1350 as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AIM ETF PRODUCTS TRUST

By: (Signature and Title)

/s/ Brian Muench
Brian Muench
Title: President (Principal Executive Officer)
Date: June 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

/s/ Brian Muench
Brian Muench
Title: President (Principal Executive Officer)
Date: June 27, 2024

By: (Signature and Title)

/s/ Monique Labbe
Monique Labbe
Title: Treasurer (Principal Financial Officer)
Date: June 27, 2024